UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 01/31/2014

Item 1 – Report to Stockholders

JANUARY 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Global Dividend Portfolio	of BlackRock Funds II

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as loose monetary policy beckoned investors to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were not as fruitful in the earlier part of the year given uneven growth rates and more direct exposure to macro risks such as the resurgence of political instability in Italy, the banking crisis in Cyprus and a generally poor outlook for European economies. Additionally, emerging markets significantly lagged the rest of the world due to slowing growth and structural imbalances.

Global financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes after the Fed defied market expectations with its decision to delay tapering. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but equities and other so-called “risk assets” resumed their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time extended its time horizon for maintaining low short-term interest rates. Markets reacted positively, as this move signaled the Fed’s perception of real improvement in the economy and investors were finally relieved from the tenacious anxiety that had gripped them for quite some time.

Investors’ risk appetite diminished in the new year. Heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. While tighter global liquidity was an ongoing headwind for developing countries, financial troubles in Argentina and Turkey launched a sharp sell-off in a number of emerging market currencies. Unexpectedly poor economic data out of China added to the turmoil. In the US, most indicators continued to signal a strengthening economy; however, stagnant wage growth raised concerns about the sustainability of the overall positive momentum. US stocks underperformed other developed equity markets as a number of disappointing corporate earnings reports prompted investors to take advantage of lower valuations abroad.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended January 31. In contrast, emerging markets were weighed down by uneven growth, high debt levels and severe currency weakness. Rising interest rates pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	6.85%	21.52%
US small cap equities (Russell 2000® Index)	8.88	27.03
International equities (MSCI Europe, Australasia, Far East Index)	7.51	11.93
Emerging market equities (MSCI Emerging Markets Index)	(0.33)	(10.17)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	0.77	(2.97)
US investment grade bonds (Barclays US Aggregate Bond Index)	1.78	0.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.13	(1.10)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	4.70	6.76

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2014

Investment Objective

BlackRock Global Dividend Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2014, the Fund underperformed its performance benchmark, the MSCI All Country World Index.

What factors influenced performance?

•

The Fund is not managed in accordance with the benchmark index and therefore can vary significantly in terms of positioning and performance. The Fund’s overweight to consumer staples had a negative impact on performance. In particular, holdings of tobacco companies fared poorly on concerns about global volume declines. Similarly, stock selection in the health care sector hurt returns, particularly due to the Fund’s position in Sanofi SA (France), which was a weak performer during the period.

•

Conversely, the Fund benefited from good stock selection in industrials, where holdings of Deutsche Post AG, Northrop Grumman Corp. and Kone Oyj performed very well during the period. The Fund’s underweight and stock selection in the energy sector also had a positive impact on returns. A position in French multinational oil & gas company Total SA was a standout performer.

Describe recent portfolio activity.

•

The Fund generally maintains a low turnover and as such, there were no significant changes in sector exposures. Fund activity during the period focused on rotating out of some of the more cyclical, lower-yielding names that had outperformed and into higher-quality names in which yields had risen due to underperformance. Notable sales included Emerson Electric Co. and Taiwan Mobile. Proceeds from these sales were used to add back to high-conviction names like Unilever PLC, Sanofi SA and McDonald’s Corp., which had lagged behind the broader market rally.

Describe portfolio positioning at period end.

•

As of period end, economic indicators continued to suggest that the world was in a low-growth environment, but likely to avoid a “double-dip” recession. In this environment, the Fund continues to seek to invest in high-quality, dividend-paying companies with sustainable business models, strong financial positions and above-average dividend yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Imperial Tobacco Group PLC	4%
The Coca-Cola Co.	3
Nestlé SA, Registered Shares	3
Roche Holding AG	3
Pfizer, Inc.	3
Microsoft Corp.	3
McDonald’s Corp.	3
GlaxoSmithKline PLC	3
Merck & Co., Inc.	3
Sanofi SA	3

Geographic Allocation	Percent of Long-Term Investments

United States	41%
United Kingdom	18
Switzerland	12
France	7
Sweden	5
Canada	3
Belgium	2
Netherlands	2
Japan	2
Singapore	2
Germany	2
Other[1]	4

[1]	Includes holdings within countries that are 1% or less of long-term investments.

Please refer to the Schedule of Investments for such countries.

4	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the US (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the US). The Fund’s total returns prior to November 1, 2010 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Builder Portfolio.

[3]	This unmanaged index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014
		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	2.75%	9.54%	N/A	14.35%	N/A	5.57%	N/A
Investor A	2.53	9.20	3.47%	14.08	12.85%	5.30	4.33%
Investor C	2.17	8.37	7.37	13.20	13.20	4.51	4.51
MSCI All Country World Index	6.08	12.70	N/A	16.04	N/A	2.80	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,027.50	$3.83	$1,000.00	$1,021.42	$3.82	0.75%
Investor A	$1,000.00	$1,025.30	$5.21	$1,000.00	$1,020.06	$5.19	1.02%
Investor C	$1,000.00	$1,021.70	$9.02	$1,000.00	$1,016.28	$9.00	1.77%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 5 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2013 and held through January 31, 2014) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 2.2%
Anheuser-Busch InBev NV	462,458	$44,323,551
Brazil — 0.9%
Souza Cruz SA	1,916,994	16,784,868
Canada — 3.3%
National Bank of Canada	224,305	16,804,498
Rogers Communications, Inc., Class B	1,137,128	47,833,398

		64,637,896
Finland — 1.1%
Kone Oyj, Class B	544,691	22,104,163
France — 6.5%
Eutelsat Communications SA	1,094,411	33,206,239
Legrand SA	276,353	14,648,750
Sanofi SA	558,772	54,626,454
Total SA	455,867	26,008,147

		128,489,590
Germany — 1.4%
Deutsche Post AG, Registered Shares	776,233	26,809,567
Italy — 1.3%
ENI SpA	1,092,275	24,804,255
Japan — 2.0%
Japan Tobacco, Inc.	1,286,400	39,710,463
Netherlands — 2.1%
Royal Dutch Shell PLC, B Shares	1,120,106	40,970,295
Singapore — 1.7%
DBS Group Holdings Ltd. (a)	1,489,000	19,229,646
Singapore Telecommunications Ltd.	5,351,000	14,762,431

		33,992,077
Sweden — 4.4%
Atlas Copco AB, A Shares	968,250	26,235,236
Hennes & Mauritz AB, B Shares	818,955	35,214,635
Svenska Handelsbanken AB, A Shares	530,667	25,181,215

		86,631,086
Switzerland — 11.2%
Givaudan SA, Registered Shares	14,024	20,737,573
Nestlé SA, Registered Shares	860,573	62,366,893
Novartis AG, Registered Shares	682,969	53,982,451
Roche Holding AG	226,883	62,248,912
Syngenta AG, Registered Shares	62,536	22,108,482

		221,444,311
Taiwan — 1.0%
Far EasTone Telecommunications Co. Ltd.	10,229,500	20,096,538
United Kingdom — 17.4%
BHP Billiton PLC	975,120	28,706,159
British American Tobacco PLC	795,035	37,937,252
Diageo PLC	1,234,357	36,606,335
GlaxoSmithKline PLC	2,311,723	59,420,930
HSBC Holdings PLC	2,582,400	26,752,030
Imperial Tobacco Group PLC	1,937,838	70,715,890
Unilever PLC	1,265,016	48,551,301
Vodafone Group PLC	9,010,131	33,389,021

		342,078,918

Common Stocks	Shares	Value
United States — 39.8%
Altria Group, Inc.	1,198,568	$42,213,565
AT&T Inc.	1,021,362	34,031,782
Chevron Corp.	323,789	36,144,566
The Coca-Cola Co.	1,659,334	62,756,012
Genuine Parts Co.	369,523	30,393,267
Johnson & Johnson	347,297	30,725,366
Kraft Foods Group, Inc.	722,543	37,825,126
Lorillard, Inc.	943,694	46,448,619
McDonald’s Corp.	637,137	59,999,191
Merck & Co., Inc.	1,061,948	56,251,386
Microsoft Corp.	1,585,589	60,014,544
Northrop Grumman Corp.	137,512	15,889,512
PepsiCo, Inc.	331,827	26,665,618
Pfizer, Inc.	2,022,383	61,480,443
Philip Morris International, Inc.	516,724	40,376,813
Reynolds American, Inc.	432,634	20,982,749
U.S. Bancorp	757,221	30,084,390
United Parcel Service, Inc., Class B	301,334	28,696,037
United Technologies Corp.	292,396	33,338,992
Verizon Communications, Inc.	597,824	28,707,508

		783,025,486
Total Long-Term Investments (Cost — $1,658,276,606) — 96.3%		1,895,903,064

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	67,046,411	67,046,411

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (b)(c)(d)	$702	701,680
Total Short-Term Securities (Cost — $67,748,091) — 3.4%		67,748,091
Total Investments (Cost — $1,726,024,697) — 99.7%		1,963,651,155
Other Assets Less Liabilities — 0.3%		5,435,919

Net Assets — 100.0%		$1,969,087,074

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	7

Schedule of Investments (continued)

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2013	Net Activity	Shares/Beneficial Interest Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	39,127,650	27,918,761	67,046,411	$10,775
BlackRock Liquidity Series, LLC, Money Market Series	—	$701,680	$701,680	$1,578

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

8	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (concluded)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$44,323,551	—	$44,323,551
Brazil	$16,784,868	—	—	16,784,868
Canada	64,637,896	—	—	64,637,896
Finland	—	22,104,163	—	22,104,163
France	—	128,489,590	—	128,489,590
Germany	—	26,809,567	—	26,809,567
Italy	—	24,804,255	—	24,804,255
Japan	—	39,710,463	—	39,710,463
Netherlands	—	40,970,295	—	40,970,295
Singapore	—	33,992,077	—	33,992,077
Sweden	—	86,631,086	—	86,631,086
Switzerland	—	221,444,311	—	221,444,311
Taiwan	—	20,096,538	—	20,096,538
United Kingdom	—	342,078,918	—	342,078,918
United States	783,025,486	—	—	783,025,486
Short-Term Securities	67,046,411	701,680	—	67,748,091
Total	$931,494,661	$1,032,156,494	—	$1,963,651,155

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$566,836	—	—	$566,836
Liabilities:
Collateral on securities loaned at value	—	$(701,680)	—	(701,680)
Foreign bank overdraft	—	(566,797)	—	(566,797)
Total	$566,836	$(1,268,477)	—	$(701,641)

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	9

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $632,809) (cost — $1,658,276,606)	$1,895,903,064
Investments at value — affiliated (cost — $67,748,091)	67,748,091
Foreign currency at value (cost — $575,703)	566,836
Capital shares sold receivable	6,644,157
Dividends receivable — unaffiliated	5,409,229
Dividends receivable — affiliated	1,564
Securities lending income receivable — affiliated	67
Prepaid expenses	81,763

Total assets	1,976,354,771

Liabilities
Foreign bank overdraft (cost — $587,024)	566,797
Collateral on securities loaned at value	701,680
Capital shares redeemed payable	3,903,002
Investment advisory fees payable	974,163
Service and distribution fees payable	460,216
Other affiliates payable	112,121
Officer’s and Trustees’ fees payable	6,125
Other accrued expenses payable	543,593

Total liabilities	7,267,697

Net Assets	$1,969,087,074

Net Assets Consist of
Paid-in capital	$1,728,197,363
Undistributed net investment income	1,484,795
Undistributed net realized gain	1,724,555
Net unrealized appreciation/depreciation	237,680,361

Net Assets	$1,969,087,074

Net Asset Value
Institutional — Based on net assets of $948,737,514 and 82,445,651 shares outstanding, unlimited shares authorized, $0.001 par value	$11.51

Investor A — Based on net assets of $645,327,977 and 56,253,134 shares outstanding, unlimited shares authorized, $0.001 par value	$11.47

Investor C — Based on net assets of $375,021,583 and 32,857,405 shares outstanding, unlimited shares authorized, $0.001 par value	$11.41

See Notes to Financial Statements.

10	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Investment Income
Dividends — unaffiliated	$27,164,131
Foreign taxes withheld	(888,994)
Dividends — affiliated	10,775
Other income — affiliated	40,077
Securities lending — affiliated — net	1,578

Total income	26,327,567

Expenses
Investment advisory	5,487,784
Administration	599,216
Registration	86,393
Custodian	77,242
Professional	48,184
Printing	24,466
Officer and Trustees	21,698
Service — Investor A	794,346
Service and distribution — Investor C	1,811,072
Administration — Institutional	93,005
Administration — Investor A	72,866
Administration — Investor C	45,277
Transfer agent — Institutional	302,869
Transfer agent — Investor A	263,385
Transfer agent — Investor C	146,377
Miscellaneous	23,573

Total expenses	9,897,753
Less fees waived by Manager	(18,094)

Total expenses after fees waived	9,879,659

Net investment income	16,447,908

Realized and Unrealized Gain
Net realized gain (loss) from:
Investments	17,689,543
Foreign currency transactions	(2,319,833)

15,369,710

Net change in unrealized appreciation/depreciation on:
Investments	10,514,895
Foreign currency translations	465

10,515,360

Total realized and unrealized gain	25,885,070

Net Increase in Net Assets Resulting from Operations	$42,332,978

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	11

Statements of Changes in Net Assets

Increase in Net Assets:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$16,447,908	$34,516,107
Net realized gain	15,369,710	13,483,902
Net change in unrealized appreciation/depreciation	10,515,360	133,323,100

Net increase in net assets resulting from operations	42,332,978	181,323,109

Dividends to Shareholders From
Net investment income:
Institutional	(10,221,409)	(17,228,441)[1]
Investor A	(6,421,336)	(11,736,311)[1]
Investor C	(2,316,921)	(4,973,469)[1]

Decrease in net assets resulting from dividends to shareholders	(18,959,666)	(33,938,221)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	229,093,911	452,387,878

Net Assets
Total increase in net assets	252,467,223	599,772,766
Beginning of period	1,716,619,851	1,116,847,085

End of period	$1,969,087,074	$1,716,619,851

Undistributed net investment income, end of period	$1,484,795	$3,996,553

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

12	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Financial Highlights

	Institutional						Investor A
	Six Months Ended January 31, 2014 (Unaudited)						Six Months Ended January 31, 2014 (Unaudited)
		Year Ended July 31,						Year Ended July 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.33	$10.13	$9.79	$8.69	$7.81	$9.54	$11.30	$10.10	$9.77	$8.68	$7.81	$9.54

Net investment income[1]	0.12	0.31	0.32	0.36	0.34	0.32	0.10	0.27	0.28	0.33	0.35	0.29
Net realized and unrealized gain (loss)	0.19	1.18	0.29	0.97	0.83	(1.73)	0.19	1.19	0.30	0.98	0.79	(1.72)

Net increase (decrease) from investment operations	0.31	1.49	0.61	1.33	1.17	(1.41)	0.29	1.46	0.58	1.31	1.14	(1.43)

Dividends and distributions from:
Net investment income	(0.13)	(0.29)[2]	(0.27)[2]	(0.23)[2]	(0.29)[2]	(0.32)[2]	(0.12)	(0.26)[2]	(0.25)[2]	(0.22)[2]	(0.27)[2]	(0.30)[2]
Net realized gain	—	—	(0.00)[2,3]	—	—	—	—	—	(0.00)[2,3]	—	—	—

Total dividends and distributions	(0.13)	(0.29)	(0.27)	(0.23)	(0.29)	(0.32)	(0.12)	(0.26)	(0.25)	(0.22)	(0.27)	(0.30)

Net asset value, end of period	$11.51	$11.33	$10.13	$9.79	$8.69	$7.81	$11.47	$11.30	$10.10	$9.77	$8.68	$7.81

Total Investment Return[4]
Based on net asset value	2.75%[5]	14.81%	6.33%	15.41%	15.03%	(14.53)%	2.53%[5]	14.58%	6.00%	15.14%	14.66%	(14.71)%

Ratios to Average Net Assets
Total expenses	0.76%[6]	0.81%	0.86%	0.99%[7]	7.86%[8]	15.29%[9]	1.02%[6]	1.06%	1.11%	1.23%[7]	8.58%[8]	16.60%[9]

Total expenses excluding recoupment of past waived fees	0.76%[6]	0.81%	0.85%	0.99%[7]	7.86%[8]	15.29%[9]	1.02%[6]	1.06%	1.10%	1.23%[7]	8.58%[8]	16.60%[9]

Total expenses after fees waived and/or reimbursed	0.75%[6]	0.80%	0.86%	0.89%[7]	0.75%[8]	0.75%[9]	1.02%[6]	1.06%	1.11%	1.14%[7]	1.00%[8]	1.00%[9]

Net investment income	2.01%[6]	2.83%	3.25%	3.65%[7]	3.97%[8]	4.25%[9]	1.74%[6]	2.54%	2.93%	3.38%[7]	4.05%[8]	3.92%[9]

Supplemental Data
Net assets, end of period (000)	$948,738	$812,277	$492,113	$154,543	$1,338	$1,105	$645,328	$572,796	$383,912	$178,933	$629	$224

Portfolio turnover	9%	18%	24%	14%	3%	30%	9%	18%	24%	14%	3%	30%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%.

[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	13

Financial Highlights (concluded)

	Investor C
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.24	$10.06	$9.74	$8.67	$7.81	$9.54

Net investment income[1]	0.06	0.19	0.21	0.26	0.26	0.22
Net realized and unrealized gain (loss)	0.18	1.17	0.30	0.98	0.81	(1.71)

Net increase (decrease) from investment operations.	0.24	1.36	0.51	1.24	1.07	(1.49)

Dividends and distributions from:
Net investment income	(0.07)	(0.18)[2]	(0.19)[2]	(0.17)[2]	(0.21)[2]	(0.24)[2]
Net realized gain	—	—	(0.00)[2,3]	—	—	—

Total dividends and distributions	(0.07)	(0.18)	(0.19)	(0.17)	(0.21)	(0.24)

Net asset value, end of period	$11.41	$11.24	$10.06	$9.74	$8.67	$7.81

Total Investment Return[4]
Based on net asset value	2.17%[5]	13.63%	5.32%	14.40%	13.72%	(15.37)%

Ratios to Average Net Assets
Total expenses	1.77%[6]	1.81%	1.86%	1.95%[7]	9.13%[8]	19.54%[9]

Total expenses excluding recoupment of past waived fees	1.77%[6]	1.81%	1.85%	1.95%[7]	9.13%[8]	19.54%[9]

Total expenses after fees waived and/or reimbursed	1.77%[6]	1.81%	1.86%	1.88%[7]	1.75%[8]	1.75%[9]

Net investment income	1.00%[6]	1.79%	2.22%	2.69%[7]	3.03%[8]	3.00%[9]

Supplemental Data
Net assets, end of period (000)	$375,022	$331,547	$240,822	$108,544	$141	$75

Portfolio turnover	9%	18%	24%	14%	3%	30%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.15%.

[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.13%.

See Notes to Financial Statements.

14	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Global Dividend Portfolio (the “Fund”) is a series of the Trust.

The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Investments in open-end registered investment companies are valued at NAV each business day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

The Fund values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	15

Notes to Financial Statements (continued)

related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., foreign currency exchange contracts) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended July 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower

16	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Notes to Financial Statements (continued)

pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Fund should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$632,809	$(632,809)	—

[1]

Collateral with a value of $701,680 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended January 31, 2014, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure:

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended January 31, 2014
Net Realized Loss From
Foreign currency exchange contracts:
Foreign currency transactions	$(2,459,635)

Net Change in Unrealized Appreciation/Depreciation on
Foreign currency exchange contracts:
Foreign currency translations	$(99,800)

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	17

Notes to Financial Statements (continued)

For the six months ended January 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	1	[1]
Average number of contracts - US dollars sold	2
Average US dollar amounts purchased	$1,921,697	[1]
Average US dollar amounts sold	$5,934,097

[1]	Actual contract amount shown due to limited activity.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the opera-

tions of the Fund. For such services, the Fund pays the Manager a monthly fee based on the average daily net assets that is attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange traded funds advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisors) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2014, the Fund paid $4,567 to affiliates in

18	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Notes to Financial Statements (continued)

return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2014, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$1,272	$2,985	$1,787	$6,044

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Fund. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of the Fund. The combined administration fee, which is shown as administration in the Statement of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million - $1 Billion.	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statement of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee - Class Specific
First $500 Million	0.025%
$500 Million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

For the six months ended January 31, 2014, the Fund paid $586,332 to the Manager in return for these services, which is included in administration and administration — class specific in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C
2.00%	2.25%	3.00%

This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the Independent Trustees.

In addition, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C
1.00%	1.25%	2.00%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2014 unless approved by the Board, including a majority of the Independent Trustees.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

There are no Fund level and class specific waivers and/or reimbursements subject to recoupment.

For the six months ended January 31, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $84,803.

For the six months ended January 31, 2014, affiliates received CDSCs as follows:

Investor A	Investor C
$11,173	$24,542

The Fund received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM, on behalf of the Fund, may invest cash collateral received by the Fund for such loans in a private investment company managed by

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	19

Notes to Financial Statements (continued)

the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Fund is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended January 31, 2014, BIM received $850 in securities lending agent fees related to securities lending activities for the Fund.

The Fund recorded payments from an affiliate to compensate for foregone securities lending revenue, which is shown as other income — affiliated in the Statement of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer which is included in officer and trustees in the Statement of Operations.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2014, were $358,450,982 and $161,391,998, respectively.

7. Income Tax Information:

As of July 31, 2013, the Fund had a capital loss carryforward, with no expiration dates, available to offset future realized capital gains of $11,422,622.

As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,728,150,560

Gross unrealized appreciation	$256,964,763
Gross unrealized depreciation	(21,464,168)

Net unrealized appreciation	$235,500,595

8. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Fund did not borrow under the credit agreement during the six months ended January 31, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

20	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Notes to Financial Statements (concluded)

As of January 31, 2014, the Fund had the following industry classifications:

Industry
Pharmaceuticals	20%
Tobacco	17
Beverages	9
Food Products	8
Oil, Gas & Consumable Fuels	7
Commercial Banks	6
Wireless Telecommunication Services	5
Other[1]	28

[1]	All other industries held were each less than 5% of long-term investments.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	20,201,827	$236,411,079	38,355,722	$417,503,498
Shares issued in reinvestment of dividends	640,757	7,459,508	1,110,734	12,178,027
Shares redeemed	(10,081,371)	(117,945,454)	(16,347,108)	(175,912,470)

Net increase	10,761,213	$125,925,133	23,119,348	$253,769,055

Investor A
Shares sold	12,307,961	$143,273,799	21,621,065	$233,327,238
Shares issued in reinvestment of dividends	521,573	6,054,209	1,006,524	10,986,079
Shares redeemed	(7,279,907)	(85,189,417)	(9,918,104)	(106,285,158)

Net increase	5,549,627	$64,138,591	12,709,485	$138,028,159

Investor C
Shares sold	5,382,350	$62,399,111	9,775,587	$105,453,777
Shares issued in reinvestment of dividends	176,139	2,036,706	400,698	4,363,792
Shares redeemed	(2,196,197)	(25,405,630)	(4,620,768)	(49,226,905)

Net increase	3,362,292	$39,030,187	5,555,517	$60,590,664

Total Net Increase	19,673,132	$229,093,911	41,384,350	$452,387,878

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	21

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisor

BlackRock International Limited

Edinburgh, EH3 8JB, United Kingdom

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

22	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling
(800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	23

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

24	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2014	25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

GDP-1/14-SAR

JANUARY 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Multi-Asset Income Portfolio	of BlackRock Funds II

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as loose monetary policy beckoned investors to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were not as fruitful in the earlier part of the year given uneven growth rates and more direct exposure to macro risks such as the resurgence of political instability in Italy, the banking crisis in Cyprus and a generally poor outlook for European economies. Additionally, emerging markets significantly lagged the rest of the world due to slowing growth and structural imbalances.

Global financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes after the Fed defied market expectations with its decision to delay tapering. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but equities and other so-called “risk assets” resumed their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time extended its time horizon for maintaining low short-term interest rates. Markets reacted positively, as this move signaled the Fed’s perception of real improvement in the economy and investors were finally relieved from the tenacious anxiety that had gripped them for quite some time.

Investors’ risk appetite diminished in the new year. Heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. While tighter global liquidity was an ongoing headwind for developing countries, financial troubles in Argentina and Turkey launched a sharp sell-off in a number of emerging market currencies. Unexpectedly poor economic data out of China added to the turmoil. In the US, most indicators continued to signal a strengthening economy; however, stagnant wage growth raised concerns about the sustainability of the overall positive momentum. US stocks underperformed other developed equity markets as a number of disappointing corporate earnings reports prompted investors to take advantage of lower valuations abroad.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended January 31. In contrast, emerging markets were weighed down by uneven growth, high debt levels and severe currency weakness. Rising interest rates pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	6.85%	21.52%
US small cap equities (Russell 2000® Index)	8.88	27.03
International equities (MSCI Europe, Australasia, Far East Index)	7.51	11.93
Emerging market equities (MSCI Emerging Markets Index)	(0.33)	(10.17)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	0.77	(2.97)
US investment grade bonds (Barclays US Aggregate Bond Index)	1.78	0.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.13	(1.10)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	4.70	6.76

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2014

Investment Objective

BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2014, the Fund’s Institutional Shares returned 3.99%, while the Investor A Shares returned 3.95% and Investor C Shares returned 3.56%. For the same period, a blend of 50% MSCI World Index/50% Barclays US Aggregate Bond Index returned 4.38%.

What factors influenced performance?

•

The Fund’s performance is reviewed on an absolute basis due to the nature of its strategy. The Fund has an unconstrained strategy (i.e., flexibility to invest across all asset classes) that is managed within a risk controlled framework.

•

The Fund’s exposures to equity-linked notes, global developed equities, high yield bonds, preferred stock and non-agency mortgage-backed securities (“MBS”) proved to be the largest contributors to positive performance as risk assets generally moved higher.

•

During the period, the Fund sourced income from a variety of asset classes, regions and sectors. The main contributors to overall portfolio yield were the Fund’s allocations to high yield bonds, preferred stock and equity-linked notes.

•

The Fund’s allocation to short-term investment grade credit proved to be the largest detractor from overall performance as core fixed income produced only modest returns during the period. The Fund continued to utilize short-term investment grade credit instead of cash to provide diversification and minimize volatility. Additionally, as emerging markets came under stress due to deteriorating growth expectations and capital outflows, the Fund’s allocation to emerging market equities detracted from performance.

Describe recent portfolio activity.

•

During the six-month period, the Fund increased exposure to equities, seeking the more attractive upside equities relative to fixed income investments in the current environment. The Fund continued to increase its allocation to covered call structured notes on individual equity securities (equity-linked notes). Structured notes provide additional yield on the underlying equity security in exchange for accepting a cap on potential price appreciation at a predetermined level for a defined term, which may be an attractive compromise for an income-oriented investor. The Fund reduced exposure to emerging market equities in light of worsening growth prospects and increased negative investor sentiment on this segment.

•

The Fund’s allocation to high yield debt was reduced meaningfully due to continued spread compression and increased liquidity concerns given the rapid inflows into the segment in 2013. Additionally, the Fund’s exposure to commercial mortgage-backed securities (“CMBS”) and non-agency residential MBS increased, further diversifying its allocation within fixed income while benefiting from attractive valuations relative to other spread sectors.

Describe portfolio positioning at period end.

•

At period end, the Fund was allocated across a number of diverse asset classes including global equities, high yield bonds, preferred stock, investment grade credit, MBS, bank loans, emerging market debt, master limited partnerships and strategies that use options and/or futures to reduce overall risk.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 80% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also invest significantly in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”). The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Portfolio.

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Barclays US Aggregate Bond Index (50%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

This index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[6]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2014
				Average Annual Total Returns[8]
				1 Year		5 Years		Since Inception[9]
	Standardized 30-Day Yields[7]	Unsubsidized 30-Day Yields[7]	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	5.04%	4.91%	3.99%	6.47%	N/A	13.55%	N/A	6.47%	N/A
Investor A	4.53	4.40	3.95	6.20	0.63%	13.25	12.04%	6.20	5.22%
Investor C	4.02	3.88	3.56	5.50	4.50	12.41	12.41	5.42	5.42
50% MSCI World Index/50% Barclays US Aggregate Bond Index	—	—	4.38	7.94	N/A	10.87	N/A	4.48	N/A
MSCI World Index	—	—	6.88	16.07	N/A	16.27	N/A	3.36	N/A
Barclays US Aggregate Bond Index	—	—	1.78	0.12	N/A	4.93	N/A	4.62	N/A

[7]	The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waiver and/or reimbursements.

[8]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[9]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[11]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[10]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[10]	Annualized Expense Ratio
Institutional	$1,000.00	$1,039.90	$2.83	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	$1,000.00	$1,039.50	$4.11	$1,000.00	$1,021.17	$4.08	0.80%
Investor C	$1,000.00	$1,035.60	$7.95	$1,000.00	$1,017.39	$7.88	1.55%

[10]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[11]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front- end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guaran- tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 5 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2013 and held through January 31, 2014) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The

Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Fund Information as of January 31, 2014

Ten Largest Holdings	Percent of Long-Term Investments

iShares iBoxx $ High Yield Corporate Bond ETF	4%
Alternative Loan Trust	3
Verizon Communications, Inc	2
SPDR Barclays Capital High Yield Bond ETF	2
Commercial Mortgage Trust	2
iShares U.S. Preferred Stock ETF	2
WaMu Mortgage Pass-Through Certificates	1
JPMorgan Chase & Co	1
JPMorgan Chase Commercial Mortgage Securities Trust	1
Structured Asset Mortgage Investments II Trust	1

Portfolio Composition	Percent of Long-Term Investments

Common Stocks	22%
Corporate Bonds	22
Equity-Linked Notes	17
Non-Agency Mortgage-Backed Securities	13
Preferred Securities	9
Investment Companies	6
Asset-Backed Securities	6
Floating Rate Loan Interests	3
U.S. Government Sponsored Agency Securities	2

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	7

Schedule of Investments January 31, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd.:
Series 2013-1A, Class C, 2.99%, 4/20/25 (a)(b)	USD	2,000	$1,950,000
Series 2013-1A, Class D, 3.84%, 4/20/25 (a)(b)		2,000	1,930,000
Adirondack Park CLO Ltd., Series 2013-1A,
Class D, 3.89%, 4/15/24 (a)(b)		4,750	4,609,702
ALM IV Ltd., Series 2011-4A, Class E, 4.44%, 7/18/22 (a)(b)		3,932	3,661,675
ALM Loan Funding, Series 2010-3AR, Class D,
4.49%, 11/20/20 (a)(b)		4,000	3,940,812
ALM V Ltd.:
Series 2012-5A, Class C, 4.74%, 2/13/23 (a)(b)		2,500	2,506,346
Series 2012-5A, Class D, 5.74%, 2/13/23 (a)(b)		5,000	4,962,180
ALM VII Ltd., Series 2012-7A, Class C, 4.74%, 10/19/24 (a)(b)		1,000	1,002,800
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.71%, 4/24/24 (a)(b)		5,000	4,819,729
Series 2013-7RA, Class D, 5.24%, 4/24/24 (a)(b)		2,000	1,913,846
ALM VIII Ltd.:
Series 2013-8A, Class C, 3.44%, 1/20/26 (a)(b)		3,200	3,024,616
Series 2013-8A, Class D, 4.74%, 1/20/26 (a)(b)		2,000	1,840,875
American Credit Acceptance Receivables Trust,
Series 2014-1, Class A, 1.14%, 3/12/18 (a)		2,100	2,099,202
American Express Credit Account Master Trust,
Series 2013-3, Class A, 0.98%, 5/15/19		5,200	5,201,654
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Class B, 1.19%, 5/08/18		980	977,889
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,194,113
Series 2013-4, Class B, 1.66%, 9/10/18		1,000	1,006,898
Series 2013-4, Class C, 2.72%, 9/09/19		900	912,980
Apidos CDO XI, Series 2012-11A, Class D,
4.49%, 1/17/23 (a)(b)		1,600	1,604,571
Apidos CDO XII, Series 2013-12A, Class D,
3.29%, 4/15/25 (a)(b)		1,500	1,411,614
ARES CLO Ltd., Series 2013-3A, Class D,
3.72%, 10/17/24 (a)(b)		3,500	3,295,774
Atrium CDO Corp., Series 2013-10A, Class D,
3.74%, 7/16/25 (a)(b)		1,000	963,643
Battalion CLO IV Ltd., Series 2013-4A, Class C,
3.59%, 10/22/25 (a)(b)		2,500	2,360,750
Bear Stearns Asset Backed Securities Trust,
Series 2006-1, Class M1, 0.66%, 2/25/36 (b)		3,300	2,899,327
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class C, 3.74%, 7/15/24 (a)(b)		1,000	958,683

Asset-Backed Securities	Par (000)		Value
Benefit Street Partners CLO Ltd.,
Series 2012-IA, Class C, 4.74%, 10/15/23 (a)(b)	USD	2,750	$2,757,326
Brookside Mill CLO Ltd., Series 2013-1A,
Class D, 3.29%, 4/17/25 (a)(b)		1,000	934,954
Callidus Debt Partners Fund Ltd., Series 4X,
Class C, 2.04%, 4/17/20 (b)		2,000	1,965,000
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.74%, 1/20/25 (a)(b)		600	605,172
Series 2013-1A, Class C, 4.24%, 2/14/25 (a)(b)		2,000	1,999,980
Series 2013-2A, Class D, 3.99%, 4/18/25 (a)(b)		2,250	2,216,272
Cavalry CLO II Ltd., Series 2A, Class D, 4.24%, 1/17/24 (a)(b)		2,500	2,456,258
C-BASS Mortgage Loan Trust, Series 2007-CB3,
Class A1, 4.34%, 3/25/37 (b)(c)		9,271	5,029,555
Cent CLO LP, Series 2013-17A, Class C, 3.74%, 1/30/25 (a)(b)		1,000	962,497
Central Park CLO Ltd., Series 2011-1A, Class D,
3.44%, 7/23/22 (a)(b)		2,750	2,700,511
CFIP CLO Ltd., Series 2013-1A, Class D, 3.99%, 4/20/24 (a)(b)		1,500	1,447,517
Chase Issuance Trust:
Series 2007-A3, Class A3, 5.23%, 4/15/19		5,000	5,618,875
Series 2012-A5, Class A5, 0.59%, 8/15/17		7,700	7,711,157
Series 2013-A8, Class A8, 1.01%, 10/15/18		2,800	2,800,154
Chrysler Capital Auto Receivables Trust:
Series 2013-AA, Class B, 1.83%, 3/15/19 (a)		1,000	1,000,752
Series 2013-BA, Class D, 2.89%, 10/15/20 (a)		2,000	1,982,861
CIFC Funding Ltd.:
Series 2012-1A, Class B1L, 5.51%, 8/14/24 (a)(b)		1,750	1,758,750
Series 2012-2X, Class B1L, 4.51%, 12/05/24		2,000	2,005,601
Series 2013-1A, Class C, 3.84%, 4/16/25 (a)(b)		2,000	1,935,988
Series 2013-2A, Class B71, 3.84%, 4/21/25 (a)(b)		1,000	974,909
Series 2013-3A, Class C, 3.51%, 10/24/25 (a)(b)		2,000	1,912,680
Citibank Credit Card Issuance Trust:
Series 2007-A8, Class A8, 5.65%, 9/20/19		6,000	6,894,612
Series 2013-A6, Class A6, 1.32%, 9/07/18		8,500	8,584,261

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR     American Depositary Receipts

CAD     Canadian Dollar

CDO    Collateralized Debt Obligation

CHF     Swiss Franc

CLO     Collateralized Loan Obligation

CLP     Chilean Peso

CNH     Chinese Offshore Yuan

CZK     Czech Koruna

ETF      Exchange Traded Fund

EUR     Euro

FKA     Formerly Known As

GBP     British Pound

GDR    Global Depositary Receipts

HKD     Hong Kong Dollar

MLP     Master Limited Partnership

MXN    Mexican Peso

NVDR   Non-Voting Depository Receipts

OTC     Over-the-counter

PIK      Payment-in-kind

PLN     Polish Zloty

REIT    Real Estate Investment Trust

SGD     Singapore Dollar

USD     US Dollar

ZAR     South African Rand

See Notes to Financial Statements.

8	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Clear Lake CLO Ltd., Series 2006-1A, Class B,
0.94%, 12/20/20 (a)(b)	USD	5,000	$4,614,604
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		4,000	4,012,148
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		2,740	2,743,115
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19		1,260	1,261,648
Dryden Senior Loan Fund, Series 2014-31A,
Class E, 4.49%, 4/18/26 (a)(b)		1,750	1,585,500
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D, 6.24%, 7/17/23 (a)(b)		3,000	3,000,029
ECP CLO Ltd., Series 2013-5A, Class C, 3.74%, 1/20/25 (a)(b)		4,000	3,849,506
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.89%, 3/21/24 (a)(b)		6,900	6,712,766
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.74%, 10/25/24 (a)(b)		725	735,288
Ford Credit Floorplan Master Owner Trust A:
Series 2010-3, Class A1, 4.20%, 2/15/17 (a)		4,800	4,981,483
Series 2012-2, Class A, 1.92%, 1/15/19		2,230	2,275,706
Series 2013-3, Class A1, 0.79%, 6/15/17		4,000	4,009,344
Series 2013-5, Class A1, 1.50%, 9/15/18		3,595	3,633,229
Galaxy XIV CLO Ltd., Series 2012-14A, Class D,
4.64%, 11/15/24 (a)(b)		2,000	2,005,649
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.44%, 4/17/22 (a)(b)		5,750	5,679,519
Goldentree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.54%, 4/25/25 (a)(b)		1,500	1,424,510
Gramercy Park CLO Ltd., Series 2012-1A,
Class D, 5.74%, 7/17/23 (a)(b)		2,500	2,462,008
GSAA Home Equity Trust:
Series 2005-11, Class 2A1, 0.44%, 10/25/35 (b)		530	492,137
Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		5,713	3,225,889
Series 2006-4, Class 4A3, 5.19%, 3/25/36 (b)		8,445	5,465,881
GSAMP Trust, Series 2006-HE6, Class A4,
0.40%, 8/25/36 (b)		3,660	2,423,938
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.74%, 4/15/25 (a)(b)		2,750	2,647,195
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)		1,390	1,367,482
Series 2013-T4, Class AT4, 1.18%, 8/15/44 (a)		2,200	2,199,340
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		1,460	1,460,292
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.24%, 1/17/45 (a)		1,120	1,120,202
ING Investment Management CLO Ltd.:
Series 2012-1A, Class C, 5.24%, 3/14/22 (a)(b)		3,000	3,022,963
Series 2013-2A, Class C, 3.74%, 4/25/25 (a)(b)		1,000	969,750
Jamestown CLO I Ltd., Series 2012-1A, Class C,
4.38%, 11/05/24 (a)(b)		2,300	2,279,255
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		6,465	3,961,118

Asset-Backed Securities	Par (000)		Value
Madison Park Funding XI Ltd., Series 2013-11A,
Class D, 3.80%, 10/23/25 (a)(b)	USD	5,000	$4,803,692
Marea CLO Ltd., Series 2012-1X, Class D,
4.83%, 10/16/23 (b)		1,500	1,504,228
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.44%, 2/25/36 (b)		9,000	7,881,174
Morgan Stanley Mortgage Loan Trust, Series 2007-IXS, Class 2A3, 5.92%, 9/25/46 (b)(c)		1,009	625,932
Mountain View CLO Ltd., Series 2013-1A,
Class D, 3.54%, 4/12/24 (a)(b)		750	711,198
Nationstar Mortgage Advance Receivables Trust, Series 2013-T2A, Class A2, 1.68%, 6/20/46 (a)		1,855	1,851,425
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class D, 3.94%, 4/28/25 (a)(b)		2,000	1,934,062
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.49%, 10/15/25 (a)(b)		2,500	2,351,410
NovaStar Mortgage Funding Trust, Series 2006-2, Class A2C, 0.31%, 6/25/36 (b)		4,836	2,725,939
Oak Hill Credit Partners V Ltd., Series 2007-5A,
Class C, 5.24%, 4/16/21 (a)(b)		4,000	4,010,800
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		199	214,872
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.24%, 1/15/24 (a)(b)		2,000	1,999,965
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 3.79%, 1/19/25 (a)(b)		4,000	3,894,177
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.59%, 7/17/25 (a)(b)		500	480,521
Octagon Investment Partners XVII Ltd.: Series 2013-1A, Class D, 3.42%, 10/25/25 (a)(b)		1,000	951,023
Series 2013-1A, Class E, 4.74%, 10/25/25 (a)(b)		1,000	924,217
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.16%, 4/20/21 (a)(b)		1,963	1,945,459
OZLM Funding III Ltd., Series 2013-3A, Class C,
4.14%, 1/22/25 (a)(b)		3,500	3,449,190
OZLM Funding Ltd., Series 2013-4A, Class C,
3.44%, 7/22/25 (a)(b)		1,250	1,189,808
Palmer Square CLO Ltd., Series 2013-1A,
Class B, 3.09%, 5/15/25 (a)(b)		2,500	2,468,984
Prestige Auto Receivables Trust, Series 2013-1A,
Class B, 1.74%, 5/15/19 (a)		2,500	2,477,715
Race Point CLO Ltd., Series 2012-7A, Class D,
4.49%, 11/08/24 (a)(b)		3,000	3,002,400
Race Point V CLO Ltd., Series 2011-5A, Class E,
6.74%, 12/15/22 (a)(b)		1,500	1,500,487
Regatta Funding LP, Series 2013-2A, Class C,
4.24%, 1/15/25 (a)(b)		1,750	1,734,878
Santander Drive Auto Receivables Trust:
Series 2012-2, Class C, 3.20%, 2/15/18		2,755	2,835,281
Series 2012-3, Class C, 3.01%, 4/16/18		2,530	2,609,551
Series 2012-4, Class B, 1.83%, 3/15/17		5,000	5,058,040
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,588,757
Series 2012-6, Class C, 1.94%, 3/15/18		4,312	4,354,952
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		4,980	4,995,592
Series 2013-1, Class B, 1.16%, 1/15/19		2,610	2,614,273
Series 2013-1, Class C, 1.76%, 1/15/19		2,500	2,498,340
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	995,241

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Series 2013-3, Class D, 2.42%, 4/15/19	USD	1,250	$1,247,676
Series 2013-A, Class A3, 1.02%, 1/16/18 (a)		1,875	1,883,407
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		2,150	2,218,271
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		1,870	1,943,442
Series 2014-1, Class B, 1.59%, 10/15/18		2,250	2,254,410
Series 2014-1, Class D, 2.91%, 4/15/20		1,600	1,608,432
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,350	1,411,875
Series 2011-C, Class A1, 1.56%, 12/15/23 (a)(b)		3,556	3,579,773
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		3,170	3,286,719
Series 2012-E, Class A1, 0.91%, 10/16/23 (a)(b)		2,424	2,428,211
Series 2012-E, Class A2A, 2.09%, \6/15/45 (a)		5,050	5,033,875
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		5,487	5,486,598
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	512,813
Series 2013-B, Class A1, 0.81%, 7/15/22 (a)(b)		7,453	7,449,239
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	790,793
Series 2013-B, Class A2B, 1.26%, 6/17/30 (a)(b)		1,455	1,445,630
SLM Student Loan Trust, Series 2003-11,
Class A6, 0.99%, 12/15/25 (a)(b)		3,500	3,493,623
Symphony CLO VII Ltd., Series 2011-7A,
Class E, 3.84%, 7/28/21 (a)(b)		1,250	1,202,358
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.77%, 7/15/25 (a)(b)		1,250	1,211,905
The Unique Pub Finance Co. PLC, Series 2012-02, Class A4, 5.66%, 6/30/27	GBP	1,272	2,094,493
West CLO Ltd., Series 2013-1A, Class C, 3.89%, 11/07/25 (a)(b)	USD	2,500	2,383,015
Total Asset-Backed Securities — 5.7%			349,076,956

Common Stocks		Shares
Aerospace & Defense — 0.3%
Northrop Grumman Corp.		55,679	6,433,708
United Technologies Corp.		116,682	13,304,082

			19,737,790
Air Freight & Logistics — 0.5%
Deutsche Post AG, Registered Shares		527,753	18,227,554
United Parcel Service, Inc., Class B		123,565	11,767,095

			29,994,649
Airlines — 0.0%
Copa Holdings SA, Class A		11,042	1,443,189
Auto Components — 0.0%
Mahle-Metal Leve SA Industria e Comercio		162,440	1,647,118
Automobiles — 0.1%
Hyundai Motor Co., Preference Shares		19,683	2,219,721
Tata Motors Ltd. — ADR		32,785	913,062

			3,132,783

Common Stocks	Shares	Value
Beverages — 1.3%
AMBEV SA — ADR (d)	398,459	$2,605,922
Anheuser-Busch InBev NV	187,633	17,983,386
Cia Cervecerias Unidas SA — ADR	49,519	1,059,707
The Coca-Cola Co.	688,725	26,047,579
Diageo PLC	486,503	14,427,829
Fomento Economico Mexicano SAB de CV — ADR	23,986	2,164,497
PepsiCo, Inc.	141,393	11,362,341

		75,651,261
Biotechnology — 0.1%
Grifols SA	149,914	7,763,547
Building Products — 0.1%
Assa Abloy AB, Class B	76,829	3,825,289
Capital Markets — 0.1%
GAM Holding AG	301,846	5,066,101
Chemicals — 0.4%
Givaudan SA, Registered Shares	10,735	15,874,062
Syngenta AG, Registered Shares	25,973	9,182,289

		25,056,351
Commercial Banks — 1.4%
Banco de Chile	17,524,408	2,155,292
Bank Central Asia Tbk PT	1,140,500	925,713
Bank of China Ltd., H Shares	6,372,000	2,689,495
Credicorp Ltd.	21,214	2,798,551
DBS Group Holdings Ltd.	633,000	8,174,860
Grupo Financiero Santander Mexico SAB de CV — ADR, Class B	149,784	1,656,611
HSBC Holdings PLC	1,072,000	11,105,241
Industrial & Commercial Bank of China, H Shares	3,676,000	2,266,474
Itau UniBanco Holding SA — ADR, Preference Shares	312,659	3,826,946
Kasikornbank Pcl — NVDR	557,900	2,870,445
Komercni Banka AS	8,513	1,846,764
Mega Financial Holding Co. Ltd.	3,697,081	2,984,943
National Bank of Canada	104,998	7,866,247
Nordea Bank AB	608,330	8,117,562
Svenska Handelsbanken AB, A Shares	225,075	10,680,261
U.S. Bancorp	332,637	13,215,668

		83,181,073
Commercial Services & Supplies — 0.0%
Cleanaway Co. Ltd.	216,000	1,321,356
Construction & Engineering — 0.1%
Vinci SA	116,429	7,613,258
Construction Materials — 0.1%
Siam City Cement Pcl — NVDR	74,500	802,321
Taiwan Cement Corp.	1,905,000	2,780,948

		3,583,269
Distributors — 0.2%
Genuine Parts Co.	163,600	13,456,100
Diversified Financial Services — 0.1%
Bolsa Mexicana de Valores SAB de CV (e)	1,419,517	2,865,781
London Stock Exchange Group PLC	136,640	4,123,826

		6,989,607
Diversified Telecommunication Services — 0.7%
AT&T Inc.	406,149	13,532,885

See Notes to Financial Statements.

10	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Telecommunication Services (concluded)
BT Group PLC	832,956	$5,245,189
Deutsche Telekom AG	255,235	4,126,958
Singapore Telecommunications Ltd.	1,934,000	5,335,553
Telefonica Deutschland Holding AG	361,488	2,879,934
Verizon Communications, Inc.	254,406	12,216,576

		43,337,095
Electric Utilities — 0.0%
EDP — Energias do Brasil SA	209,320	837,020
Electrical Equipment — 0.2%
Legrand SA	174,004	9,223,497
Electronic Equipment, Instruments & Components — 0.0%
Delta Electronics, Inc.	453,000	2,479,200
Food & Staples Retailing — 0.0%
Jeronimo Martins SGPS SA	104,167	1,780,955
Food Products — 1.2%
AVI Ltd.	147,350	680,954
Kraft Foods Group, Inc.	295,470	15,467,855
MHP SA — GDR, Registered Shares	38,485	588,600
Nestlé SA, Registered Shares	357,190	25,886,044
Unilever PLC	722,646	27,735,146
Want Want China Holdings Ltd.	1,397,000	1,888,183
Yashili International Holdings Ltd.	3,236,000	1,721,205

		73,967,987
Gas Utilities — 0.1%
Snam SpA	1,537,744	8,429,907
Hotels, Restaurants & Leisure — 0.5%
Grand Korea Leisure Co. Ltd.	73,950	2,829,499
McDonald’s Corp.	264,611	24,918,418
NagaCorp Ltd.	1,798,000	1,720,354
Sands China Ltd.	361,200	2,773,748

		32,242,019
Household Durables — 0.1%
Coway Co. Ltd.	37,070	2,402,249
Taylor Wimpey PLC	3,200,374	5,890,239

		8,292,488
Household Products — 0.1%
Kimberly-Clark de Mexico SAB de CV, A Shares	1,333,648	3,425,363
Industrial Conglomerates — 0.0%
Alliance Global Group, Inc.	2,732,700	1,628,354
Insurance — 0.8%
BB Seguridade Participacoes SA	309,460	2,910,905
esure Group PLC	898,045	4,024,381
Gjensidige Forsikring ASA	263,679	5,068,033
Hyundai Marine & Fire Insurance Co. Ltd.	72,180	2,072,552
Legal & General Group PLC	2,289,907	8,087,351
Powszechny Zaklad Ubezpieczen SA	45,915	6,001,784
Sanlam Ltd.	644,596	2,773,006
Swiss Re AG	98,549	8,504,889
Zurich Insurance Group AG	28,499	8,263,024

		47,705,925
IT Services — 0.1%
Infosys Ltd. — ADR	52,768	3,091,149
Machinery — 0.6%
Alfa Laval AB	247,338	5,992,512
Atlas Copco AB, A Shares	407,123	11,031,209
Kone Oyj, Class B	329,040	13,352,807

Common Stocks	Shares	Value
Machinery (concluded)
Spirax-Sarco Engineering PLC	72,989	$3,498,077
Turk Traktor ve Ziraat Makineleri AS	28,224	651,302

		34,525,907
Media — 0.7%
BEC World Pcl — NVDR	1,763,100	2,490,617
Daily Mail & General Trust PLC, Class A	285,733	4,513,815
Eutelsat Communications SA	730,022	22,150,075
Media Nusantara Citra Tbk PT	6,720,692	1,233,795
Publicis Groupe SA	69,849	6,184,246
Reed Elsevier NV	192,684	3,973,862

		40,546,410
Metals & Mining — 0.4%
BHP Billiton Ltd.	381,663	12,188,532
China Hongqiao Group Ltd.	5,419,500	3,401,597
Vale SA — ADR	255,857	3,479,655
Vale SA — ADR, Preference Shares	180,632	2,218,161

		21,287,945
Multiline Retail — 0.0%
Next PLC	23,801	2,445,403
Multi-Utilities — 0.1%
National Grid PLC	433,869	5,616,257
Office Electronics — 0.2%
Neopost SA	103,655	8,782,660
Oil, Gas & Consumable Fuels — 3.0%
Access Midstream Partners LP — MLP	170,888	9,578,272
Atlas Pipeline Partners LP — MLP	119,100	3,981,513
Chevron Corp.	135,955	15,176,657
China Petroleum & Chemical Corp., H Shares	6,028,400	4,761,798
Delek Logistics Partners LP — MLP	114,150	3,714,441
Dragon Oil PLC	229,941	2,216,751
Energy Transfer Partners LP — MLP (d)	71,404	3,963,636
ENI SpA	652,689	14,821,784
Enterprise Products Partners LP — MLP	163,644	10,862,689
EQT Midstream Partners LP — MLP	72,406	4,503,653
Genesis Energy LP — MLP	111,899	6,157,802
Kinder Morgan, Inc.	122,700	4,173,027
Lukoil OAO — ADR	128,158	7,305,006
Magellan Midstream Partners LP — MLP	135,400	8,998,684
MarkWest Energy Partners LP — MLP	127,598	8,956,104
MPLX LP — MLP	97,400	4,481,374
ONEOK Partners LP — MLP	63,465	3,289,391
Phillips 66 Partners LP — MLP (d)	23,700	887,091
Plains All American Pipeline LP — MLP	149,923	7,569,612
QEP Midstream Partners LP — MLP	95,800	2,289,620
Rose Rock Midstream LP — MLP	22,804	831,206
Royal Dutch Shell PLC, A Shares	497,521	17,234,925
Royal Dutch Shell PLC, B Shares	231,283	8,459,675
Sasol Ltd.	60,817	2,926,256
Sunoco Logistics Partners LP — MLP	87,200	6,852,176
Targa Resources Partners LP — MLP	35,200	1,848,352
Tesoro Logistics LP — MLP	99,500	5,289,420
Total SA	204,448	11,664,177
Valero Energy Partners LP — MLP	47,900	1,702,845

		184,497,937
Personal Products — 0.0%
Hengan International Group Co. Ltd.	3,000	32,272
Pharmaceuticals — 3.1%
GlaxoSmithKline PLC	1,274,750	32,766,396

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	11

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Johnson & Johnson	148,844	$13,168,229
Merck & Co., Inc.	441,832	23,403,841
Novartis AG, Registered Shares	393,952	31,138,302
Novo Nordisk A/S, Class B	147,299	5,830,829
Pfizer, Inc.	847,958	25,777,923
Roche Holding AG	126,283	34,647,723
Sanofi SA	232,297	22,709,730

		189,442,973
Real Estate Investment Trusts (REITs) — 0.2%
Fibra Uno Administracion SA de CV	724,523	2,338,150
Unibail-Rodamco SE	35,211	8,474,358

		10,812,508
Real Estate Management & Development — 0.2%
Deutsche Annington Immobilien SE (d)	164,468	4,225,660
LEG Immobilien AG	97,510	5,805,623
Robinsons Land Corp.	2,716,600	1,189,348

		11,220,631
Road & Rail — 0.1%
National Express Group PLC	1,239,676	5,937,658
Semiconductors & Semiconductor Equipment — 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	221,000	761,004
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	386,019	6,531,441

		7,292,445
Software — 0.4%
Microsoft Corp.	663,404	25,109,841
Specialty Retail — 0.4%
Hennes & Mauritz AB, B Shares	350,543	15,073,165
Koninklijke Ahold NV	476,733	7,935,409
Mr Price Group Ltd.	164,366	2,035,739

		25,044,313
Textiles, Apparel & Luxury Goods — 0.1%
Luxottica Group SpA	110,855	5,874,506
Tobacco — 2.3%
Altria Group, Inc.	512,403	18,046,834
British American Tobacco PLC	358,525	17,107,993
Imperial Tobacco Group PLC	1,019,364	37,198,792
Japan Tobacco, Inc.	542,800	16,755,939
Lorillard, Inc.	374,233	18,419,748
Philip Morris International, Inc.	218,731	17,091,640
Reynolds American, Inc.	154,925	7,513,863
Souza Cruz SA	732,393	6,412,707

		138,547,516
Transportation Infrastructure — 0.4%
Atlantia SpA	301,599	6,860,031
Bangkok Expressway Pcl — NVDR	881,800	854,046
Beijing Capital International Airport Co. Ltd., H Shares	2,456,000	1,869,019
CCR SA	693,046	4,462,834
China Merchants Holdings International Co. Ltd.	1,076,000	3,661,526
Globaltrans Investment PLC — GDR	126,179	1,671,872
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	386,250	2,105,689
Grupo Aeroportuario del Sureste SAB de CV — ADR	17,463	1,966,683
Jiangsu Expressway Co. Ltd., H Shares	2,356,000	2,957,895

		26,409,595
Wireless Telecommunication Services — 1.2%
Advanced Info Service Pcl — NVDR	284,700	1,803,170

Common Stocks		Shares	Value
Wireless Telecommunication Services (concluded)
Crown Castle International Corp. (d)		17,331	$1,229,808
DiGi.Com Bhd		1,900,600	2,666,501
Far EasTone Telecommunications Co. Ltd.		6,145,402	12,073,054
Mobile Telesystems OJSC — ADR		191,275	3,299,494
Philippine Long Distance Telephone Co.		8,410	502,526
Philippine Long Distance Telephone Co. — ADR		83,071	4,949,370
Rogers Communications, Inc., Class B		478,840	20,142,450
SK Telecom Co. Ltd.		18,998	3,827,818
SK Telecom Co. Ltd. — ADR		111,873	2,454,494
Vodafone Group PLC		5,807,244	21,520,019

			74,468,704
Total Common Stocks — 22.1%			1,343,799,181

Corporate Bonds		Par (000)
Aerospace & Defense — 0.1%
B/E Aerospace, Inc.:
6.88%, 10/01/20	USD	100	109,250
5.25%, 4/01/22		200	201,500
DigitalGlobe, Inc., 5.25%, 2/01/21		831	816,457
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		200	215,250
7.13%, 3/15/21		600	661,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		100	107,250
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		100	87,170
Silver II Borrower/Silver II U.S. Holdings LLC, 7.75%, 12/15/20 (a)		150	159,000
TransDigm, Inc.:
7.75%, 12/15/18		350	374,500
5.50%, 10/15/20		150	148,500

			2,880,377
Airlines — 0.2%
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		3,400	3,536,000
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		1,185	1,238,325
Qantas Airways Ltd., 6.05%, 4/15/16 (a)		25	26,713
U.S. Airways Group, Inc., 6.13%, 6/01/18		150	154,875
U.S. Airways Pass-Through Trust, 3.95%, 5/15/27		5,000	4,975,000
United Airlines, Inc., 6.75%, 9/15/15 (a)		200	205,500
United Continental Holdings, Inc., 6.00%, 12/01/20		1,190	1,195,950
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		1,300	1,365,000
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		1,985	2,034,625

			14,731,988

See Notes to Financial Statements.

12	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	USD	100	$106,000
Autodis SA, 6.50%, 2/01/19	EUR	260	349,963
Delphi Corp., 5.88%, 5/15/19	USD	1,740	1,831,350
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20		300	333,360
7.00%, 5/15/22		175	190,313
Lear Corp., 4.75%, 1/15/23 (a)		50	47,250
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		710	766,800
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	345	482,753
Schaeffler Finance BV:
7.75%, 2/15/17 (a)	USD	200	228,000
4.75%, 5/15/21 (a)		200	199,000
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (f)		1,100	1,571,111
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(f)		1,040	1,102,400
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		1,120	1,592,909
Tenneco, Inc., 6.88%, 12/15/20		100	109,250

			8,910,459
Automobiles — 0.2%
Daimler Finance North America LLC:
1.30%, 7/31/15 (a)		2,000	2,020,394
2.95%, 1/11/17 (a)		238	248,003
General Motors Co.:
3.50%, 10/02/18 (a)		200	204,250
4.88%, 10/02/23 (a)		100	101,250
6.25%, 10/02/43 (a)		3,175	3,357,563
Hyundai Capital America, 3.75%, 4/06/16 (a)		1,887	1,971,941
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/22	GBP	405	661,651
5.63%, 2/01/23 (a)	USD	615	627,300

			9,192,352
Beverages — 0.1%
Constellation Brands, Inc.:
7.25%, 5/15/17		200	231,000
3.75%, 5/01/21		150	143,437
6.00%, 5/01/22		100	109,000
4.25%, 5/01/23		150	141,750
Heineken NV, 1.40%, 10/01/17 (a)		3,243	3,228,017
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		2,500	2,584,965

			6,438,169
Building Products — 0.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (a)		150	164,250
Aguila 3 SA, 7.88%, 1/31/18 (a)		1,700	1,804,125
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		888	950,160
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		1,195	1,206,950
Associated Materials LLC/AMH New Finance, Inc., 9.13%, 11/01/17		150	158,063
Astaldi SpA, 7.13%, 12/01/20	EUR	625	880,875
Building Materials Corp. of America, 6.75%, 5/01/21 (a)	USD	200	214,750
Buzzi Unicem SpA, 6.25%, 9/28/18		250	379,948
Cemex SAB de CV, 5.88%, 3/25/19 (a)		295	295,000
Griffon Corp., 7.13%, 4/01/18		100	105,750
Hanson Ltd., 6.13%, 8/15/16		150	164,250
HD Supply, Inc.:
8.13%, 4/15/19		2,590	2,879,756

Corporate Bonds		Par (000)	Value
Building Products (concluded)
11.00%, 4/15/20	USD	150	$178,125
7.50%, 7/15/20		200	213,500
11.50%, 7/15/20		200	237,000
Lafarge SA:
6.50%, 7/15/16		200	220,000
7.13%, 7/15/36		150	156,000
Masco Corp.:
4.80%, 6/15/15		50	51,750
6.13%, 10/03/16		200	221,000
7.13%, 3/15/20		100	113,750
Masonite International Corp., 8.25%, 4/15/21 (a)		75	82,125
Nortek, Inc., 8.50%, 4/15/21		100	110,500
Ply Gem Industries, Inc., 6.50%, 2/01/22 (a)		1,760	1,733,600
USG Corp.:
9.75%, 1/15/18		100	119,000
5.88%, 11/01/21 (a)		1,560	1,641,900

			14,282,127
Capital Markets — 0.3%
American Capital Ltd., 6.50%, 9/15/18 (a)		2,463	2,567,677
Credit Suisse AG, 6.50%, 8/08/23 (a)		10,000	10,625,000
E*TRADE Financial Corp.:
6.00%, 11/15/17		100	105,500
6.38%, 11/15/19		100	107,500
Eco-Bat Finance PLC, 7.75%, 2/15/17		1,110	1,549,464
Morgan Stanley:
4.10%, 1/26/15		2,000	2,067,044
5.55%, 4/27/17		700	784,161
6.63%, 4/01/18		136	159,199
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,500,000

			19,465,545
Chemicals — 0.4%
Airgas, Inc.:
3.25%, 10/01/15		550	571,746
2.95%, 6/15/16		1,010	1,048,386
Ashland, Inc.:
3.00%, 3/15/16		100	101,875
3.88%, 4/15/18		1,275	1,295,719
4.75%, 8/15/22		175	167,563
Celanese U.S. Holdings LLC:
6.63%, 10/15/18		150	158,625
4.63%, 11/15/22		100	96,750
Chemtura Corp., 5.75%, 7/15/21		400	408,000
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		100	97,750
Ecolab, Inc., 3.00%, 12/08/16		2,000	2,102,578
Hexion U.S. Finance Corp., 6.63%, 4/15/20		250	259,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 2/01/18		200	208,000
Huntsman International LLC:
4.88%, 11/15/20		1,066	1,050,010
8.63%, 3/15/21		655	738,513
5.13%, 4/15/21		468	640,664
Ineos Finance PLC:
8.38%, 2/15/19 (a)		200	220,500
7.50%, 5/01/20 (a)		574	627,095
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)		200	203,500
6.50%, 8/15/18		721	999,160
Momentive Performance Materials, Inc.:
8.88%, 10/15/20		1,400	1,494,500
9.00%, 1/15/21		100	90,750
NOVA Chemicals Corp., 5.25%, 8/01/23 (a)		125	128,125

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	13

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20	USD	972	$979,290
Polyone Corp., 5.25%, 3/15/23		832	811,200
PPG Industries, Inc., 6.65%, 3/15/18		2,365	2,782,898
PQ Corp., 8.75%, 5/01/18 (a)		100	109,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,211	2,244,165
TPC Group, Inc., 8.75%, 12/15/20 (a)		100	107,500
Tronox Finance LLC, 6.38%, 8/15/20		150	151,875
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		453	488,107
Yingde Gases Investment Ltd., 8.13%, 4/22/18		3,900	3,973,125

			24,356,344
Commercial Banks — 1.2%
ABN AMRO Bank NV:
1.04%, 10/28/16 (a)(b)		1,200	1,204,931
2.50%, 10/30/18 (a)		2,525	2,526,439
Amsouth Bank, 5.20%, 4/01/15		2,250	2,347,414
Bank of India, 6.25%, 2/16/21		3,000	3,151,806
Barclays Bank PLC, 7.63%, 11/21/22		10,000	10,625,000
BNP Paribas SA, 1.25%, 12/12/16		6,000	6,001,710
BPCE SA, 5.70%, 10/22/23 (a)		10,000	10,328,800
CIT Group, Inc.:
5.00%, 5/15/17		200	213,000
4.25%, 8/15/17		325	337,187
5.25%, 3/15/18		810	862,650
6.63%, 4/01/18 (a)		890	996,800
5.50%, 2/15/19 (a)		2,027	2,158,755
5.38%, 5/15/20		350	370,563
5.00%, 8/15/22		150	149,250
Commerzbank AG:
7.75%, 3/16/21	EUR	1,800	2,767,550
8.13%, 9/19/23 (a)	USD	11,566	12,693,685
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 2.25%, 1/14/19		3,250	3,250,484
Dresdner Bank AG, 7.25%, 9/15/15		150	160,708
Intesa Sanpaolo SpA, 2.38%, 1/13/17		3,250	3,247,660
KeyCorp, 2.30%, 12/13/18		1,500	1,500,186
National Savings Bank, 8.88%, 9/18/18		1,993	2,140,582
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)		3,000	2,989,740
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 (a)		125	123,438
Regions Bank, 6.45%, 6/26/37		250	271,250
Regions Financial Corp., 2.00%, 5/15/18		2,500	2,444,865
Royal Bank of Scotland Capital Trust, 6.80% (g)		1,000	970,000
Union Bank NA, 1.50%, 9/26/16		550	557,352

			74,391,805
Commercial Services & Supplies — 0.3%
ACCO Brands Corp., 6.75%, 4/30/20		100	99,125
ADS Waste Holdings, Inc., 8.25%, 10/01/20		100	107,500
The ADT Corp.:
2.25%, 7/15/17		175	172,424
6.25%, 10/15/21 (a)		1,277	1,320,354
4.13%, 6/15/23		175	153,977
4.88%, 7/15/42		175	133,500
Algeco Scotsman Global Finance PLC:
9.00%, 10/15/18		1,090	1,605,032
10.75%, 10/15/19 (a)		200	215,500
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (f)	EUR	200	267,044
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		50	50,750
Ceridian Corp.:
11.25%, 11/15/15	USD	125	125,625

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
8.88%, 7/15/19 (a)	USD	4,389	$4,987,001
Clean Harbors, Inc.:
5.25%, 8/01/20		150	153,000
5.13%, 6/01/21		100	100,000
Darling International, Inc., 5.38%, 1/15/22 (a)		100	100,750
Emergency Medical Services Corp., 8.13%, 6/01/19		152	163,400
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		647	731,211
6.38%, 10/15/17 (a)		750	869,745
Garda World Security Corp., 7.25%, 11/15/21 (a)		335	343,794
Global A&T Electronics Ltd., 10.00%, 2/01/19 (a)		150	128,250
Harland Clarke Holdings Corp., 9.25%, 3/01/21 (a)		100	99,500
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (a)(f)		507	522,210
Iron Mountain, Inc.:
6.00%, 8/15/23		50	51,438
5.75%, 8/15/24		200	187,000
IVS F. SpA, 7.13%, 4/01/20		1,000	1,412,772
Jaguar Holding Co. I, 9.38% (9.38% Cash or 10.13% PIK), 10/15/17 (a)(b)(f)		100	105,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		1,150	1,290,875
Laureate Education, Inc., 9.25%, 9/01/19 (a)		225	241,875
Mobile Mini, Inc., 7.88%, 12/01/20		1,211	1,338,155
Monitronics International, Inc., 9.13%, 4/01/20		110	117,150
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		671	707,905
The ServiceMaster Co.:
8.00%, 2/15/20		100	103,500
7.00%, 8/15/20		100	101,250
Tervita Corp.:
10.88%, 2/15/18 (a)		474	496,515
8.00%, 11/15/18 (a)		370	379,250
TransUnion Holding Co., Inc., 9.63%, 6/15/18		100	107,000
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		100	108,375
West Corp.:
8.63%, 10/01/18		100	107,875
7.88%, 1/15/19		100	107,625

			19,413,752
Communications Equipment — 0.1%
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		150	163,125
7.63%, 6/15/21		200	227,000
Inmarsat Finance PLC, 7.38%, 12/01/17 (a)		150	155,250
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		250	268,750
7.25%, 10/15/20		325	352,625
7.50%, 4/01/21		325	357,906
6.63%, 12/15/22		150	154,875
5.50%, 8/01/23 (a)		924	882,420
Intelsat Luxembourg SA:
6.75%, 6/01/18 (a)		100	106,250
7.75%, 6/01/21 (a)		300	321,750
8.13%, 6/01/23 (a)		150	162,375
Motorola Solutions, Inc., 6.00%, 11/15/17		1,185	1,355,193
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)		200	207,500
ViaSat, Inc., 6.88%, 6/15/20		100	105,000

			4,820,019

See Notes to Financial Statements.

14	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Computers & Peripherals — 0.0%
Dell, Inc., 5.88%, 6/15/19	USD	150	$153,375
NCR Corp.:
4.63%, 2/15/21		100	97,750
5.00%, 7/15/22		50	48,750
6.38%, 12/15/23 (a)		150	156,000
Seagate HDD Cayman, 3.75%, 11/15/18 (a)		600	612,000

			1,067,875
Construction Materials — 0.0%
Texas Industries, Inc., 9.25%, 8/15/20		150	174,000
Vulcan Materials Co.:
6.50%, 12/01/16		100	113,500
7.50%, 6/15/21		100	115,500

			403,000
Consumer Finance — 0.4%
American Express Centurion Bank, 6.00%, 9/13/17		1,500	1,732,007
Capital One Financial Corp., 6.75%, 9/15/17		3,000	3,527,196
Capital One N.A., 1.50%, 3/22/18		2,250	2,214,689
Credit Acceptance Corp., 9.13%, 2/01/17		500	524,350
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		6,000	6,839,046
4.21%, 4/15/16		200	212,940
3.98%, 6/15/16		200	212,297
8.00%, 12/15/16		1,000	1,179,500
5.00%, 5/15/18		1,650	1,828,563
2.88%, 10/01/18		1,500	1,534,067
GCS Holdco Finance I SA, 6.50%, 11/15/18	EUR	310	434,301
General Motors Financial Co., Inc.:
2.75%, 5/15/16	USD	120	121,200
4.75%, 8/15/17 (a)		250	264,063
3.25%, 5/15/18		300	302,250
4.25%, 5/15/23		771	738,233
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		895	937,513
Opal Acquisition, Inc., 8.88%, 12/15/21 (a)		100	98,500
SLM Corp.:
3.88%, 9/10/15		200	206,000
6.25%, 1/25/16		250	268,750
6.00%, 1/25/17		300	325,140
4.63%, 9/25/17		125	128,750
8.45%, 6/15/18		400	463,500
4.88%, 6/17/19		225	222,728
8.00%, 3/25/20		425	474,406
7.25%, 1/25/22		175	185,500
5.63%, 8/01/33		175	146,563
Springleaf Finance Corp.:
5.40%, 12/01/15		100	105,000
6.90%, 12/15/17		275	300,437
7.75%, 10/01/21		150	162,375

			25,689,864
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (a)		625	668,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 (a)		660	667,425
Ball Corp.:
5.75%, 5/15/21		200	210,000
5.00%, 3/15/22		50	49,688
4.00%, 11/15/23		200	182,500
Berry Plastics Corp.:
9.50%, 5/15/18		150	159,750

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
9.75%, 1/15/21	USD	100	$115,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II IS:
5.63%, 12/15/16 (a)		25	25,500
6.00%, 6/15/17 (a)		1,131	1,159,275
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		150	162,000
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		150	142,125
GCL Holdings SCA, 9.38%, 4/15/18		1,000	1,451,022
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		100	111,750
Sealed Air Corp.:
8.13%, 9/15/19 (a)		100	111,500
8.38%, 9/15/21 (a)		150	171,375
Silgan Holdings, Inc., 5.00%, 4/01/20		100	98,750

			5,486,410
Distributors — 0.0%
LKQ Corp., 4.75%, 5/15/23 (a)		100	93,000
VWR Funding, Inc., 7.25%, 9/15/17		200	213,000

			306,000
Diversified Consumer Services — 0.0%
Verisure Holding AB, 8.75%, 9/01/18		1,500	2,205,139
Diversified Financial Services — 2.3%
Adria Bidco BV, 7.88%, 11/15/20	EUR	435	589,622
Aircastle Ltd.:
6.75%, 4/15/17	USD	50	55,938
6.25%, 12/01/19		100	107,625
Ally Financial, Inc.:
4.63%, 6/26/15		350	362,737
2.75%, 1/30/17		225	225,844
5.50%, 2/15/17		325	350,594
6.25%, 12/01/17		200	222,000
4.75%, 9/10/18		125	130,625
8.00%, 3/15/20		450	536,625
7.50%, 9/15/20		571	670,925
8.00%, 11/01/31		5,572	6,700,330
8.00%, 11/01/31		1,370	1,647,425
Bank of America Corp.:
1.25%, 1/11/16		1,818	1,829,828
6.50%, 8/01/16		3,184	3,581,526
3.88%, 3/22/17		300	321,608
6.40%, 8/28/17		1,150	1,330,530
6.00%, 9/01/17		1,250	1,428,021
Bank of America N.A., 5.30%, 3/15/17		2,000	2,215,300
Banque Fédérative du Crédit Mutuel SA:
1.09%, 10/28/16 (a)(b)		800	802,374
1.70%, 1/20/17 (a)		800	799,280
The Bear Stearns Cos. LLC:
6.40%, 10/02/17		1,300	1,511,754
7.25%, 2/01/18		500	598,318
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)		414	439,875
Citigroup, Inc.:
1.70%, 7/25/16		6,018	6,089,650
6.68%, 9/13/43		4,195	4,800,116
CNH Capital LLC:
3.88%, 11/01/15		100	102,750
6.25%, 11/01/16		200	219,750
3.63%, 4/15/18		845	854,506

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	15

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Denali Borrower LLC/Denali Finance Corp.,
5.63%, 10/15/20 (a)	USD	225	$224,719
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust:
Series 2012-1, Class A, 5.13%, 11/30/24 (a)		253	262,924
Series 2013-1, 6.13%, 11/30/19 (a)		5,000	5,175,000
Series 2013-1, 5.25%, 5/30/23 (a)		10,000	10,250,000
Far East Horizon Ltd., 4.50%, 3/22/16	CNH	30,000	4,861,698
First Pacific Co. Treasury Ltd., 4.50%, 4/16/23	USD	1,500	1,305,492
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		1,480	2,120,844
General Electric Capital Corp., 1.00%, 12/11/15		2,000	2,016,922
Globe Luxembourg SCA, 9.63%, 5/01/18 (a)		200	208,418
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17 (a)		2,045	2,047,556
4.88%, 3/15/19 (a)		2,350	2,341,187
6.00%, 8/01/20 (a)		1,480	1,533,650
6.00%, 8/01/20		125	128,906
5.88%, 2/01/22 (a)		250	247,813
ING Bank NV, 5.80%, 9/25/23 (a)		10,000	10,468,330
ING U.S., Inc.:
2.90%, 2/15/18		4,505	4,645,831
5.65%, 5/15/53 (b)		16,020	15,379,200
Jefferies Group LLC, 6.50%, 1/20/43		5,000	5,183,895
Jefferies LoanCore LLC/JLC Finance Corp.,
6.88%, 6/01/20 (a)		1,178	1,178,000
JPMorgan Chase & Co.:
5.15%, 10/01/15		2,800	2,985,032
3.45%, 3/01/16		677	710,649
3.15%, 7/05/16		2,502	2,617,265
6.00%, 1/15/18		1,227	1,413,927
6.75%, 8/29/49 (b)		9,725	9,856,287
LeasePlan Corp NV, 3.00%, 10/23/17 (a)		500	509,650
Leighton Finance USA Property Ltd.:
5.95%, 11/13/22		4,800	4,810,800
5.95%, 11/13/22 (a)		2,000	1,984,209
MPH Intermediate Holding Co. 2, 8.38% (8.38% Cash or 9.13% PIK), 8/01/18 (a)(f)		150	154,500
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp., 5.88%, 3/15/22 (a)		100	105,000
The Nielsen Co. (Luxembourg) S.à r.l., 5.50%, 10/01/21 (a)		100	102,750
Nuveen Investments, Inc.:
9.13%, 10/15/17 (a)		100	102,500
9.50%, 10/15/20 (a)		100	103,250
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		200	205,892
6.10%, 6/10/23		250	255,927
6.00%, 12/19/23		450	453,403
SSG Resources Ltd., 4.25%, 10/04/22		3,000	2,919,222
TMX Finance LLC /TitleMax Finance Corp.,
8.50%, 9/15/18 (a)		75	80,250
Walter Investment Management Corp., 7.88%, 12/15/21 (a)		150	151,875

			137,628,249
Diversified Telecommunication Services — 2.1%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		995	992,513
8.88%, 1/01/20 (a)		200	221,500
6.75%, 11/15/20 (a)		1,180	1,209,500
6.50%, 1/15/28		1,675	1,490,750
6.45%, 3/15/29		1,020	918,000

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Altice Financing SA, 6.50%, 1/15/22 (a)	USD	1,325	$1,344,875
Altice Finco SA, 8.13%, 1/15/24 (a)		2,570	2,685,650
AT&T Inc., 0.90%, 2/12/16		1,770	1,768,952
Avaya, Inc.:
7.00%, 4/01/19 (a)		200	197,500
10.50%, 3/01/21 (a)		225	208,125
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15		1,000	138,750
Bharti Airtel International, 5.13%, 3/11/23		5,200	4,816,500
CenturyLink, Inc.:
5.63%, 4/01/20		1,669	1,685,690
6.45%, 6/15/21		300	312,375
5.80%, 3/15/22		200	197,000
6.75%, 12/01/23		100	101,250
7.60%, 9/15/39		125	111,250
7.65%, 3/15/42		100	89,250
Cincinnati Bell, Inc.:
8.75%, 3/15/18		175	183,313
8.38%, 10/15/20		150	161,813
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(f)		777	812,936
CommScope, Inc., 8.25%, 1/15/19 (a)		144	156,420
Digicel Ltd., 6.00%, 4/15/21 (a)		4,730	4,588,100
Frontier Communications Corp.:
8.25%, 4/15/17		150	173,437
8.13%, 10/01/18		150	170,625
8.50%, 4/15/20		150	168,000
8.75%, 4/15/22		150	163,687
7.13%, 1/15/23		200	197,500
9.00%, 8/15/31		200	200,000
Koninklijke KPN NV, 7.00%, 3/28/73 (a)(b)		200	205,687
Level 3 Communications, Inc., 11.88%, 2/01/19		100	115,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		2,693	2,955,567
7.00%, 6/01/20		200	212,500
8.63%, 7/15/20		1,036	1,157,730
6.13%, 1/15/21 (a)		1,631	1,667,697
PCCW-HKT Capital No. 4 Ltd., 5.75%, 4/17/22		2,000	2,030,382
Phones4u Finance PLC, 9.50%, 4/01/18		1,220	2,095,807
Play Finance 2 SA, 5.25%, 2/01/19	EUR	710	956,386
Sable International Finance Ltd., 7.75%, 2/15/17 (a)	USD	100	104,200
Softbank Corp., 4.50%, 4/15/20 (a)		400	393,500
Sorenson Communications, Inc., 10.50%, 2/01/15 (a)		125	99,688
Telecom Italia Capital SA:
7.00%, 6/04/18		225	251,437
7.18%, 6/18/19		225	254,250
6.38%, 11/15/33		225	210,937
6.00%, 9/30/34		225	203,063
7.72%, 6/04/38		225	231,750
Telecom Italia Finance SA, 6.13%, 11/15/16 (h)	EUR	700	1,077,497
Telecom Italia SpA:
6.38%, 6/24/19	GBP	800	1,394,520
4.88%, 9/25/20	EUR	580	802,101
4.50%, 1/25/21		890	1,202,478
5.88%, 5/19/23	GBP	1,350	2,192,455
Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22	USD	2,250	3,265,029
tw telecom holdings, Inc.:
5.38%, 10/01/22		590	584,100
5.38%, 10/01/22		285	282,150
UPCB Finance III Ltd., 6.63%, 7/01/20 (a)		150	159,000

See Notes to Financial Statements.

16	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)	USD	150	$162,000
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		150	160,500
Verizon Communications, Inc.:
2.50%, 9/15/16		12,780	13,222,584
5.50%, 4/01/17		1,415	1,592,031
6.40%, 9/15/33		14,175	16,608,621
6.55%, 9/15/43		33,975	40,781,551
Wind Acquisition Finance SA:
11.75%, 7/15/17		350	369,250
6.50%, 4/30/20 (a)		200	218,000
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17 (a)		225	233,134
Windstream Corp.:
7.88%, 11/01/17		200	228,500
7.75%, 10/15/20		990	1,049,400
7.75%, 10/01/21		675	708,750
6.38%, 8/01/23		250	232,500

			125,136,993
Electric Utilities — 0.4%
Electricite de France:
1.15%, 1/20/17 (a)		3,330	3,336,740
6.00%, 1/22/14 (a)		15,000	15,064,455
Enel SpA, 8.75%, 9/24/73 (a)(b)		275	298,375
FirstEnergy Corp.:
4.25%, 3/15/23		200	194,166
7.38%, 11/15/31		250	285,029
Progress Energy, Inc., 5.63%, 1/15/16		1,131	1,231,939
PSEG Power LLC, 2.45%, 11/15/18		200	201,015
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	300	405,139

			21,016,858
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	5,200	5,211,700
Belden, Inc.:
5.50%, 9/01/22 (a)		150	146,250
5.50%, 4/15/23		200	265,696
General Cable Corp., 6.50%, 10/01/22 (a)		901	891,990
GrafTech International Ltd., 6.38%, 11/15/20		821	845,630
Roper Industries, Inc., 1.85%, 11/15/17		1,000	1,002,527
WESCO Distribution, Inc., 5.38%, 12/15/21 (a)		50	50,250

			8,414,043
Electronic Equipment, Instruments & Components — 0.0%
Flextronics International Ltd.:
4.63%, 2/15/20		100	98,250
5.00%, 2/15/23		100	97,000
Rexel SA, 6.13%, 12/15/19 (a)		200	208,000
Sanmina Corp., 7.00%, 5/15/19 (a)		100	106,250
Viasystems, Inc., 7.88%, 5/01/19 (a)		100	107,000

			616,500
Energy Equipment & Services — 0.1%
Atwood Oceanics, Inc., 6.50%, 2/01/20		150	159,750
BW Group Ltd., 6.63%, 6/28/17 (a)		100	105,000
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		125	129,688
CGG, 6.50%, 6/01/21		850	864,875
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		200	209,000
Gulfmark Offshore, Inc., 6.38%, 3/15/22		100	100,750
Hiland Partners LP/Hiland Partners Finance
Corp., 7.25%, 10/01/20 (a)		150	160,500
Key Energy Services, Inc., 6.75%, 3/01/21		150	154,125
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	102,000

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Navios Maritime Holdings, Inc./Navios Maritime
Finance II U.S., Inc., 7.38%, 1/15/22 (a)	USD	100	$100,750
Oil States International, Inc.:
6.50%, 6/01/19		850	898,875
5.13%, 1/15/23		793	888,160
Parker Drilling Co.:
7.50%, 8/01/20 (a)		830	871,500
6.75%, 7/15/22 (a)		340	347,650
SESI LLC:
6.38%, 5/01/19		50	53,125
7.13%, 12/15/21		150	165,375
Trionista TopCo GmbH, 6.88%, 4/30/21		1,900	2,756,019

			8,067,142
Food & Staples Retailing — 0.1%
FPC Finance Ltd., 6.00%, 6/28/19		1,000	1,040,500
Ingles Markets, Inc., 5.75%, 6/15/23		100	97,750
Olam International Ltd.:
5.75%, 9/20/17		2,600	2,466,750
6.75%, 1/29/18		400	393,090
Rite Aid Corp.:
9.25%, 3/15/20		275	313,844
8.00%, 8/15/20		100	112,250
6.75%, 6/15/21		50	52,750
SUPERVALU, Inc., 8.00%, 5/01/16		100	110,250
U.S. Foods, Inc., 8.50%, 6/30/19		200	217,000
Univeg Holding BV, 7.88%, 11/15/20	EUR	465	627,149

			5,431,333
Food Products — 0.3%
ARAMARK Corp., 5.75%, 3/15/20 (a)	USD	1,468	1,523,050
B&G Foods, Inc., 4.63%, 6/01/21		150	145,313
Bakkavor Finance 2 PLC, 8.25%, 2/15/18		1,221	2,141,683
Brakes Capital, 7.13%, 12/15/18	GBP	530	871,266
Bumble Bee Holdings, Inc., 9.00%, 12/15/17 (a)	USD	96	104,640
Darling International, Inc., 8.50%, 12/15/18		610	677,100
Del Monte Corp., 7.63%, 2/15/19		275	285,656
Findus Bondco SA, 9.13%, 7/01/18		1,100	1,620,811
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (a)		475	464,313
JBS Investments GmbH, 7.75%, 10/28/20 (a)		935	958,375
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	108,375
7.25%, 6/01/21 (a)		100	104,000
7.25%, 6/01/21 (a)		100	103,750
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp., 4.88%, 5/01/21		853	806,085
Post Holdings, Inc., 7.38%, 2/15/22		200	212,750
R&R Ice Cream PLC, 9.25%, 5/15/18		1,110	1,545,721
Smithfield Foods, Inc., 6.63%, 8/15/22		1,271	1,337,727
Sun Merger Sub, Inc., 5.25%, 8/01/18 (a)		1,902	1,980,457
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (a)		5,291	5,332,487

			20,323,559
Health Care Equipment & Supplies — 0.1%
Alere, Inc., 7.25%, 7/01/18		1,210	1,324,950
Biomet, Inc.:
6.50%, 8/01/20		2,704	2,883,140
6.50%, 10/01/20		100	103,750
Hologic, Inc., 6.25%, 8/01/20		1,424	1,486,300
Universal Hospital Services, Inc., 7.63%, 8/15/20		100	105,750

			5,903,890

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	17

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services — 0.9%
Aetna, Inc., 1.75%, 5/15/17	USD	2,614	$2,635,095
Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp.:
7.75%, 2/15/19		835	897,625
6.00%, 10/15/21		1,332	1,365,300
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,403	1,481,919
8.00%, 11/15/19		350	384,125
7.13%, 7/15/20		200	213,000
5.13%, 8/01/21 (a)		870	875,437
6.88%, 2/01/22 (a)		2,256	2,312,400
ConvaTec Finance International SA, 8.25% (8.25% Cash or 9.00% PIK), 1/15/19 (a)(f)		250	256,875
DaVita HealthCare Partners, Inc.:
6.38%, 11/01/18		150	157,500
6.63%, 11/01/20		100	107,250
5.75%, 8/15/22		1,174	1,201,883
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		949	1,046,273
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		100	106,250
5.88%, 1/31/22 (a)		200	212,500
Fresenius Medical Care U.S. Finance, Inc.:
6.88%, 7/15/17		150	170,063
5.75%, 2/15/21 (a)		937	995,563
Fresenius U.S. Finance II, Inc., 9.00%, 7/15/15 (a)		800	882,000
Hanger, Inc., 7.13%, 11/15/18		990	1,046,925
HCA Holdings, Inc.:
6.25%, 2/15/21		125	133,125
7.75%, 5/15/21		300	329,250
HCA, Inc.:
6.50%, 2/15/16		250	271,875
8.00%, 10/01/18		100	118,500
8.50%, 4/15/19		200	210,900
6.50%, 2/15/20		2,734	3,014,235
7.88%, 2/15/20		696	742,980
7.25%, 9/15/20		400	434,500
7.50%, 2/15/22		250	282,187
5.88%, 3/15/22		350	368,375
5.88%, 5/01/23		984	1,002,450
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19		125	133,438
IDH Finance PLC, 6.00%, 12/01/18		570	955,763
Kindred Healthcare, Inc., 8.25%, 6/01/19		100	107,250
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/01/18		250	287,500
12.50%, 11/01/19		125	141,250
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (a)		674	685,795
Magnolia BC SA, 9.00%, 8/01/20		1,700	2,396,210
Mallinckrodt International Finance SA, 4.75%, 4/15/23 (a)		100	95,569
MultiPlan, Inc., 9.88%, 9/01/18 (a)		100	108,500
NBTY, Inc., 9.00%, 10/01/18		100	108,000
Omnicare, Inc., 3.75%, 4/01/42		915	1,434,263
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	1,250	2,157,617
Select Medical Corp., 6.38%, 6/01/21	USD	100	100,375
Symbion, Inc., 8.00%, 6/15/16		1,000	1,051,250
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,447	1,598,935
4.75%, 6/01/20		150	148,687
8.00%, 8/01/20		444	485,070
6.00%, 10/01/20 (a)		1,255	1,320,887
4.50%, 4/01/21		1,225	1,186,719
4.38%, 10/01/21		1,932	1,852,305
8.13%, 4/01/22		3,892	4,247,145

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Voyage Care BondCo PLC, 6.50%, 8/01/18	USD	1,300	$2,211,866
WellCare Health Plans, Inc., 5.75%, 11/15/20		150	155,250
WellPoint, Inc.:
5.25%, 1/15/16		1,000	1,082,044
2.38%, 2/15/17		3,263	3,356,958
5.88%, 6/15/17		1,093	1,238,360
1.88%, 1/15/18		1,250	1,247,081

			53,150,447
Hotels, Restaurants & Leisure — 0.5%
AMC Entertainment, Inc.:
8.75%, 6/01/19		100	106,500
9.75%, 12/01/20		100	114,750
Ameristar Casinos, Inc., 7.50%, 4/15/21		250	270,937
Boyd Gaming Corp., 9.13%, 12/01/18		100	108,250
Brinker International, Inc., 2.60%, 5/15/18		1,000	1,003,340
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		250	254,375
12.75%, 4/15/18		250	148,125
10.00%, 12/15/18		550	276,375
8.50%, 2/15/20		350	330,750
9.00%, 2/15/20		350	338,625
Caesars Entertainment Resort Properties LLC:
8.00%, 10/01/20 (a)		200	207,500
11.00%, 10/01/21 (a)		275	283,937
Carnival Corp.:
1.20%, 2/05/16		1,250	1,254,699
1.88%, 12/15/17		2,750	2,753,520
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	99,750
Choice Hotels International, Inc., 5.75%, 7/01/22		620	644,800
Cirsa Funding Luxembourg SA:
8.75%, 5/15/18		1,000	1,362,196
8.75%, 5/15/18	EUR	260	356,801
Diamond Resorts Corp., 12.00%, 8/15/18	USD	2,632	2,891,910
DineEquity, Inc., 9.50%, 10/30/18		100	109,375
Enterprise Funding Ltd., 3.50%, 9/10/20		300	565,666
Gala Group Finance PLC, 11.50%, 6/01/19		1,900	3,334,238
Gamenet SpA, 7.25%, 8/01/18	EUR	218	294,018
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	USD	1,820	2,678,636
Landry’s, Inc., 9.38%, 5/01/20 (a)		150	163,125
MCE Finance Ltd., 5.00%, 2/15/21 (a)		895	863,675
MGM Resorts International:
6.63%, 7/15/15		175	186,813
10.00%, 11/01/16		125	150,313
7.63%, 1/15/17		200	227,000
8.63%, 2/01/19		1,368	1,610,820
5.25%, 3/31/20		125	125,000
6.75%, 10/01/20		250	269,375
7.75%, 3/15/22		225	253,125
Mohegan Tribal Gaming Authority, 9.75%, 9/01/21 (a)		75	81,938
PNK Finance Corp., 6.38%, 8/01/21 (a)		529	542,225
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	230	317,958
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	100	101,250
Sabre, Inc., 8.50%, 5/15/19 (a)		100	110,250
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,250	1,237,500
Snai SpA, 7.63%, 6/15/18	EUR	665	908,102
Station Casinos LLC, 7.50%, 3/01/21	USD	100	106,500

See Notes to Financial Statements.

18	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Travelport LLC/Travelport Holdings, Inc., 6.36%, 3/01/16 (a)(b)	USD	1	$1,254
Vougeot Bidco PLC, 7.88%, 7/15/20		1,100	1,935,231
WMG Acquisition Corp., 11.50%, 10/01/18		2,389	2,717,487
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp.:
7.75%, 8/15/20		300	333,750
5.38%, 3/15/22		150	152,625
4.25%, 5/30/23 (a)		150	140,250
Wynn Macau Ltd., 5.25%, 10/15/21 (a)		838	838,000

			33,162,639
Household Durables — 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (a)		874	902,405
APX Group, Inc.:
6.38%, 12/01/19		1,093	1,098,465
8.75%, 12/01/20		150	152,625
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		585	612,787
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		100	100,500
Jarden Corp.:
7.50%, 5/01/17		100	115,000
1.88%, 9/15/18 (h)		460	642,275
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		1,451	1,570,707
KB Home:
7.00%, 12/15/21		716	758,960
7.50%, 9/15/22		399	424,935
Lennar Corp., 4.75%, 11/15/22		100	94,000
RSI Home Products, Inc., 6.88%, 3/01/18 (a)		100	104,500
The Ryland Group, Inc., 6.63%, 5/01/20		1,035	1,104,863
Shea Homes LP/Shea Homes Funding Corp.,
8.63%, 5/15/19		1,285	1,413,500
Standard Pacific Corp.:
8.38%, 5/15/18		100	117,250
8.38%, 1/15/21		1,415	1,657,319
Taylor Morrison Communities, Inc./Monarch
Communities, Inc., 5.25%, 4/15/21 (a)		681	662,273

			11,532,364
Household Products — 0.2%
Alphabet Holding Co., Inc., 7.75% (7.75% Cash or 8.50% PIK), 11/01/17 (f)		100	103,000
Harbinger Group, Inc., 7.88%, 7/15/19		125	133,750
Renaissance Acquisition Corp., 6.88%, 8/15/21 (a)		125	125,313
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA:
8.50%, 5/15/18		225	236,250
7.13%, 4/15/19		578	611,235
9.00%, 4/15/19		350	373,187
7.88%, 8/15/19		640	704,000
9.88%, 8/15/19		350	386,750
5.75%, 10/15/20		2,932	2,997,970
6.88%, 2/15/21		400	429,500
8.25%, 2/15/21		300	318,750
Spectrum Brands, Inc.:
6.38%, 11/15/20		791	840,437
6.63%, 11/15/22		310	329,763
The Sun Products Corp., 7.75%, 3/15/21 (a) WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		100 1,116	86,750 1,177,380

			8,854,035

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders — 0.2%
AES Corp.:
8.00%, 10/15/17	USD	150	$174,750
7.38%, 7/01/21		250	276,875
4.88%, 5/15/23		150	140,437
Calpine Corp.:
7.88%, 7/31/20 (a)		239	261,705
7.50%, 2/15/21 (a)		346	378,005
6.00%, 1/15/22 (a)		25	25,875
7.88%, 1/15/23 (a)		218	240,345
5.88%, 1/15/24 (a)		1,084	1,075,870
DPL, Inc., 7.25%, 10/15/21		698	694,510
Dynegy, Inc., 5.88%, 6/01/23 (a)		50	47,000
EDP Finance BV:
6.00%, 2/02/18 (a)		200	216,000
4.90%, 10/01/19 (a)		125	128,750
5.25%, 1/14/21 (a)		200	203,750
Energy Future Intermediate Holding Co.
LLC/EFIH Finance, Inc.:
11.25% (11.25% Cash or 12.25% PIK),
12/01/18 (a)(f)		244	163,267
10.00%, 12/01/20		300	317,250
10.00%, 12/01/20 (a)		250	263,125
12.25%, 3/01/22 (a)		400	463,500
GenOn Energy, Inc.:
7.88%, 6/15/17		300	313,500
9.88%, 10/15/20		100	105,500
GenOn REMA LLC:
9.24%, 7/02/17		222	219,323
9.68%, 7/02/26		790	766,300
Homer City Generation LP, 8.73% (8.73% Cash or 9.23% PIK), 10/01/26 (f)		505	530,250
InterGen NV, 7.00%, 6/30/23 (a)		200	206,000
NRG Energy, Inc.:
7.63%, 1/15/18		1,822	2,049,750
7.63%, 5/15/19		200	210,500
8.25%, 9/01/20		200	218,500
7.88%, 5/15/21		150	163,875
6.25%, 7/15/22 (a)		175	175,437
6.63%, 3/15/23		150	153,187
Oncor Electric Delivery Co. LLC:
6.38%, 1/15/15		3,000	3,154,659
6.80%, 9/01/18		440	523,211
Puget Energy, Inc., 6.00%, 9/01/21		100	115,044
Texas Competitive Electric Holdings Co.
LLC/TCEH Finance, Inc.:
10.25%, 11/01/15		150	8,438
11.50%, 10/01/20 (a)		400	295,000
15.00%, 4/01/21		350	106,750

			14,386,238
Insurance — 1.2%
ACE INA Holdings, Inc., 5.80%, 3/15/18		1,500	1,725,984
The Allstate Corp., 5.75%, 8/15/53 (b)		1,500	1,519,500
American International Group, Inc.:
4.88%, 9/15/16		3,806	4,179,989
5.45%, 5/18/17		2,500	2,792,223
5.85%, 1/16/18		2,275	2,617,335
Aon Corp., 3.50%, 9/30/15		3,000	3,126,660
The CHUBB Corp., 5.75%, 5/15/18		3,250	3,763,578
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	15,319,544
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	1,300	2,174,467
Genworth Holdings, Inc., 4.90%, 8/15/23	USD	1,150	1,164,330
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	2,043,360

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	19

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Hartford Financial Services Group, Inc., 4.00%, 10/15/17	USD	4,250	$4,581,037
.Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (a)		125	130,000
International Lease Finance Corp.:
8.63%, 9/15/15		400	442,000
5.75%, 5/15/16		150	160,687
8.75%, 3/15/17		250	291,250
8.88%, 9/01/17		100	118,613
6.25%, 5/15/19		325	352,625
8.25%, 12/15/20		250	294,505
8.63%, 1/15/22		150	178,125
5.88%, 8/15/22		150	151,687
Marsh & McLennan Cos., Inc.:
2.30%, 4/01/17		3,300	3,385,955
9.25%, 4/15/19		1,000	1,313,887
Nippon Life Insurance Co.:
5.00%, 10/18/42 (a)(b)		3,525	3,696,844
5.00%, 10/18/42 (b)		1,500	1,577,400
Onex USI Acquisition Corp., 7.75%, 1/15/21 (a)		100	102,625
Prudential Covered Trust 2012-1, 3.00%, 9/30/15 (a)		425	438,309
Prudential Financial, Inc., 6.00%, 12/01/17		4,000	4,636,976
Sumitomo Life Insurance Co., 6.50%, 9/20/73 (a)(b)		10,000	10,909,150
XLIT Ltd., 2.30%, 12/15/18		400	399,320

			73,587,965
Internet & Catalog Retail — 0.1%
Liberty Interactive LLC, 8.25%, 2/01/30		100	105,750
Netflix, Inc., 5.38%, 2/01/21		100	100,875
QVC, Inc., 5.95%, 3/15/43		5,000	4,689,165

			4,895,790
Internet Software & Services — 0.1%
21Vianet Group, Inc., 7.88%, 3/22/16	CNH	14,500	2,392,950
Cerved Technologies SpA, 6.38%, 1/15/20	USD	1,120	1,593,634
Equinix, Inc.:
4.88%, 4/01/20		125	125,625
7.00%, 7/15/21		175	192,281
5.38%, 4/01/23		125	122,500
IAC/InterActiveCorp.:
4.88%, 11/30/18 (a)		1,347	1,387,410
4.75%, 12/15/22		100	94,250
Verisign, Inc., 4.63%, 5/01/23		665	636,737
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,360	1,502,800

			8,048,187
IT Services — 0.0%
iGATE Corp., 9.00%, 5/01/16		150	158,625
Interactive Data Corp., 10.25%, 8/01/18		1,242	1,366,200
SunGard Data Systems, Inc.:
7.38%, 11/15/18		200	212,000
6.63%, 11/01/19		150	157,125
7.63%, 11/15/20		150	164,813

			2,058,763
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16		5,537	5,691,150
Machinery — 0.3%
Amsted Industries, Inc., 8.13%, 3/15/18 (a)		100	104,750
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		615	635,756
Bombardier, Inc.:
7.50%, 3/15/18 (a)		200	223,000

Corporate Bonds	Par (000)		Value
Machinery (concluded)
7.75%, 3/15/20 (a)	USD	150	$165,937
5.75%, 3/15/22 (a)		100	98,500
6.13%, 1/15/23 (a)		200	197,000
Case New Holland, Inc., 7.88%, 12/01/17		150	175,687
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19		200	217,750
8.25%, 6/15/21		350	392,437
Cooper U.S., Inc., 6.10%, 7/01/17		1,500	1,715,837
Crane Co., 2.75%, 12/15/18		600	608,559
CTP Transportation Products LLC/CTP Finance,
Inc., 8.25%, 12/15/19 (a)		1,405	1,478,763
The Manitowoc Co., Inc., 8.50%, 11/01/20		100	112,875
Navistar International Corp., 8.25%, 11/01/21		175	180,250
Pentair Finance SA:
1.35%, 12/01/15		1,250	1,259,015
1.88%, 9/15/17		750	749,857
Polymer Group, Inc., 7.75%, 2/01/19		100	106,000
Sparkle Assets Ltd., 6.88%, 1/30/20		4,000	3,780,000
SPX Corp., 6.88%, 9/01/17		100	113,000
Terex Corp., 6.00%, 5/15/21		216	224,100
Titan International, Inc., 6.88%, 10/01/20 (a)		810	854,550
Trinseo Materials Operating SCA/Trinseo
Materials Finance, Inc., 8.75%, 2/01/19 (a)		200	204,500
Volkswagen International Finance NV, 1.15%, 11/20/15 (a)		3,000	3,025,620

			16,623,743
Media — 1.0%
AMC Networks, Inc.:
7.75%, 7/15/21		955	1,071,987
4.75%, 12/15/22		100	97,500
Cablevision Systems Corp.:
7.75%, 4/15/18		300	336,750
8.00%, 4/15/20		100	112,250
5.88%, 9/15/22		1,475	1,443,656
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.25%, 10/30/17		100	105,875
7.00%, 1/15/19		250	263,750
8.13%, 4/30/20		150	163,125
7.38%, 6/01/20		100	108,750
5.25%, 3/15/21 (a)		150	145,687
6.50%, 4/30/21		250	261,250
5.25%, 9/30/22		2,035	1,956,144
5.13%, 2/15/23		1,080	1,026,000
5.75%, 9/01/23 (a)		225	218,813
5.75%, 1/15/24		125	121,563
Cequel Communications Holdings I LLC/Cequel
Capital Corp.:
6.38%, 9/15/20 (a)		350	357,875
5.13%, 12/15/21 (a)		990	930,600
Cinemark USA, Inc., 4.88%, 6/01/23		100	94,500
Clear Channel Communications, Inc.:
9.00%, 12/15/19		300	306,000
9.00%, 3/01/21		175	176,750
11.25%, 3/01/21		175	189,875
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,352	1,426,360
6.50%, 11/15/22		2,153	2,212,207
6.50%, 11/15/22		1,343	1,373,217
Comcast Corp., 6.50%, 1/15/17		3,000	3,455,760
CSC Holdings LLC:
7.63%, 7/15/18		150	171,375

See Notes to Financial Statements.

20	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (continued)
6.75%, 11/15/21	USD	200	$218,000
Cumulus Media Holdings, Inc., 7.75%, 5/01/19		150	160,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16		639	665,274
3.50%, 3/01/16		5,362	5,629,467
2.40%, 3/15/17		1,440	1,476,572
DISH DBS Corp.:
7.13%, 2/01/16		350	385,000
4.63%, 7/15/17		150	157,125
4.25%, 4/01/18		1,430	1,458,600
5.13%, 5/01/20		2,985	2,985,000
6.75%, 6/01/21		350	373,625
5.88%, 7/15/22		1,281	1,282,601
5.00%, 3/15/23		300	281,250
Gannett Co., Inc.:
5.13%, 7/15/20 (a)		420	420,525
6.38%, 10/15/23 (a)		1,651	1,692,275
Gray Television, Inc., 7.50%, 10/01/20		150	160,125
Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20 (a)		100	78,000
Lamar Media Corp.:
5.88%, 2/01/22		100	104,000
5.00%, 5/01/23		100	97,000
5.38%, 1/15/24 (a)		25	25,313
The McClatchy Co., 9.00%, 12/15/22		1,050	1,165,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21 (a)		100	108,750
MDC Partners, Inc., 6.75%, 4/01/20 (a)		698	736,390
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		540	554,850
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		856	907,360
NAI Entertainment Holdings/NAI Entertainment
Holdings Finance Corp., 5.00%, 8/01/18 (a)		2,089	2,167,337
Nara Cable Funding Ltd., 8.88%, 12/01/18 (a)		200	217,000
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		572	610,610
Nielsen Finance LLC/Nielsen Finance Co.:
7.75%, 10/15/18		200	215,000
4.50%, 10/01/20		1,100	1,086,250
Odeon & UCI Finco PLC, 9.00%, 8/01/18		775	1,264,467
Omnicom Group, Inc., 5.90%, 4/15/16		2,170	2,395,702
Quebecor Media, Inc., 5.75%, 1/15/23		150	145,875
Sinclair Television Group, Inc.:
5.38%, 4/01/21		100	99,000
6.13%, 10/01/22		100	101,000
Sirius XM Holdings, Inc.:
4.25%, 5/15/20 (a)		75	70,031
5.75%, 8/01/21 (a)		150	149,813
5.25%, 8/15/22 (a)		201	207,784
4.63%, 5/15/23 (a)		466	415,905
TCM Sub LLC, 3.55%, 1/15/15 (a)		600	616,588
Time Warner Cable, Inc.:
6.75%, 6/15/39		1,354	1,317,985
5.88%, 11/15/40		280	245,932
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		1,265	1,265,000
5.75%, 1/15/23		1,930	2,746,173
Univision Communications, Inc.:
6.88%, 5/15/19 (a)		250	268,125
7.88%, 11/01/20 (a)		250	275,000
8.50%, 5/15/21 (a)		200	219,500

Corporate Bonds		Par (000)	Value
Media (concluded)
6.75%, 9/15/22 (a)	USD	134	$147,065
5.13%, 5/15/23 (a)		150	149,250
Videotron Ltd., 5.00%, 7/15/22		150	147,000
Virgin Media Finance PLC:
8.38%, 10/15/19		100	108,125
6.38%, 4/15/23 (a)		345	351,900
Virgin Media Secured Finance PLC:
6.50%, 1/15/18		100	103,500
5.38%, 4/15/21 (a)		200	200,500
Visant Corp., 10.00%, 10/01/17		125	120,625
VTR Finance BV, 6.88%, 1/15/24 (a)		810	810,937
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19		100	111,500
Ziggo BV, 3.63%, 3/27/20	EUR	1,460	1,991,858
Ziggo Finance BV, 6.13%, 11/15/17		50	69,593

			59,663,026
Metals & Mining — 0.4%
AK Steel Corp., 7.63%, 5/15/20	USD	100	98,750
Aleris International, Inc.:
7.63%, 2/15/18		100	105,250
7.88%, 11/01/20		100	105,500
APERAM, 7.75%, 4/01/18 (a)		356	371,130
ArcelorMittal:
9.50%, 2/15/15		541	581,575
4.25%, 8/05/15		1,032	1,062,960
5.00%, 2/25/17		826	867,300
6.13%, 6/01/18		1,280	1,392,000
10.35%, 6/01/19		250	312,500
5.75%, 8/05/20		200	209,000
6.00%, 3/01/21		300	313,500
6.75%, 2/25/22		200	215,750
7.50%, 10/15/39		200	196,500
7.25%, 3/01/41		200	192,000
Commercial Metals Co., 7.35%, 8/15/18		100	113,750
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		150	143,250
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)		252	262,156
6.38%, 2/01/16 (a)		150	155,475
6.00%, 4/01/17 (a)		4,500	4,758,750
6.88%, 2/01/18 (a)		725	763,063
8.25%, 11/01/19 (a)		100	110,125
6.88%, 4/01/22 (a)		200	216,000
HudBay Minerals, Inc., 9.50%, 10/01/20		150	157,500
IAMGOLD Corp., 6.75%, 10/01/20 (a)		100	85,750
Inmet Mining Corp.:
8.75%, 6/01/20 (a)		300	341,250
7.50%, 6/01/21 (a)		50	56,000
JMC Steel Group, Inc., 8.25%, 3/15/18 (a)		100	103,500
MolyCorp., Inc., 10.00%, 6/01/20		100	100,750
New Gold, Inc., 6.25%, 11/15/22 (a)		100	96,000
Novelis, Inc.:
8.38%, 12/15/17		200	213,500
8.75%, 12/15/20		2,374	2,635,140
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		100	108,250
S&B Minerals Finance SCA, 9.25%, 8/15/20		1,100	1,594,848
Severstal Columbus LLC, 10.25%, 2/15/18		75	78,938
Steel Dynamics, Inc.:
6.38%, 8/15/22		500	545,000
5.25%, 4/15/23		569	574,690
United States Steel Corp.:
7.00%, 2/01/18		75	81,938
7.38%, 4/01/20		100	108,000

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	21

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Vedanta Resources PLC:
9.50%, 7/18/18	USD	1,500	$1,650,000
6.00%, 1/31/19		2,100	2,009,595
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		125	132,500

			23,219,433
Multiline Retail — 0.0%
J.C. Penney Corp., Inc., 7.63%, 3/01/97		100	65,000
Sears Holdings Corp., 6.63%, 10/15/18		200	180,250

			245,250
Oil, Gas & Consumable Fuels — 2.4%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		2,345	2,485,700
6.13%, 7/15/22		150	159,750
4.88%, 5/15/23		225	220,500
Alpha Natural Resources, Inc.:
9.75%, 4/15/18		150	157,875
6.00%, 6/01/19		100	82,750
6.25%, 6/01/21		100	81,750
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		250	271,875
Antero Resources Finance Corp.:
6.00%, 12/01/20		100	105,375
5.38%, 11/01/21 (a)		1,133	1,141,497
Arch Coal, Inc.:
7.00%, 6/15/19		300	232,875
7.25%, 6/15/21		150	113,625
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		100	104,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23		150	143,625
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (a)		893	968,905
Berau Coal Energy PT, 7.25%, 3/13/17		3,000	2,975,329
Berry Petroleum Co., 6.38%, 9/15/22		100	101,750
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		1,198	1,251,910
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		125	132,969
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		230	248,400
7.50%, 9/15/20		216	235,440
CE Energy AS, 7.00%, 2/01/21	EUR	495	667,611
Chaparral Energy, Inc., 7.63%, 11/15/22	USD	125	134,688
Chesapeake Energy Corp.:
3.25%, 3/15/16		150	151,313
6.50%, 8/15/17		150	168,375
6.63%, 8/15/20		1,389	1,548,735
6.13%, 2/15/21		546	588,315
5.38%, 6/15/21		125	130,000
5.75%, 3/15/23		1,689	1,758,671
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19		100	105,000
Cimarex Energy Co., 5.88%, 5/01/22		150	159,750
Concho Resources, Inc.:
7.00%, 1/15/21		100	109,500
6.50%, 1/15/22		200	215,500
5.50%, 4/01/23		300	303,000
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (a)		100	71,750
CONSOL Energy, Inc.:
8.00%, 4/01/17		864	905,040
8.25%, 4/01/20		390	422,663

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20	USD	100	$102,750
6.13%, 3/01/22 (a)		608	620,160
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		100	105,000
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		100	101,250
Denbury Resources, Inc.:
8.25%, 2/15/20		200	219,000
4.63%, 7/15/23		2,584	2,383,740
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		1,961	2,073,757
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.38%, 6/01/19		100	108,750
El Paso LLC:
7.00%, 6/15/17		200	226,166
7.80%, 8/01/31		375	388,676
7.75%, 1/15/32		1,901	1,961,172
Energy Transfer Equity LP, 7.50%, 10/15/20		200	225,250
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		672	739,200
7.75%, 6/15/19		500	538,750
7.50%, 12/15/21 (a)		125	129,688
Enterprise Products Operating LLC:
8.38%, 8/01/66 (b)		16,640	18,512,000
7.00%, 6/01/67 (b)		4,000	4,130,000
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,475	1,696,250
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		1,165	1,253,831
EPL Oil & Gas, Inc., 8.25%, 2/15/18		125	134,375
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		100	101,875
EXCO Resources, Inc., 7.50%, 9/15/18		100	98,750
Foresight Energy LLC/Foresight Energy Corp., 7.88%, 8/15/21 (a)		150	153,937
Forest Oil Corp., 7.25%, 6/15/19		132	126,720
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		50	52,875
Halcon Resources Corp.:
9.75%, 7/15/20		150	155,625
8.88%, 5/15/21		200	199,500
Harvest Operations Corp., 6.88%, 10/01/17		100	109,000
HilCorp. Energy I LP/HilCorp. Finance Co., 7.63%, 4/15/21 (a)		1,195	1,293,587
Indian Oil Corp. Ltd., 5.75%, 8/01/23		1,600	1,560,096
Indo Energy Finance II, 6.38%, 1/24/23		1,500	1,201,875
Kinder Morgan Finance Co. LLC:
5.70%, 1/05/16		200	213,500
6.00%, 1/15/18 (a)		150	163,500
Kinder Morgan, Inc., 5.63%, 11/15/23 (a)		1,090	1,073,389
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		2,363	2,617,023
5.50%, 2/01/22		426	420,675
Laredo Petroleum, Inc.:
9.50%, 2/15/19		875	974,531
7.38%, 5/01/22		1,270	1,387,475
Lightstream Resources Ltd., 8.63%, 2/01/20 (a)		150	152,250
Linn Energy LLC/Linn Energy Finance Corp.: 6.50%, 5/15/19		100	102,750

See Notes to Financial Statements.

22	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
7.00%, 11/01/19 (a)	USD	765	$776,475
8.63%, 4/15/20		2,450	2,646,000
7.75%, 2/01/21		300	318,000
Magnum Hunter Resources Corp., 9.75%, 5/15/20		125	135,938
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.75%, 11/01/20		100	108,750
6.50%, 8/15/21		865	929,875
6.25%, 6/15/22		185	198,413
5.50%, 2/15/23		150	150,750
4.50%, 7/15/23		531	500,467
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,655	2,761,200
6.38%, 1/30/23 (a)		150	149,625
7.00%, 3/31/24 (a)		2,744	2,792,020
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC:
10.75%, 10/01/20		100	108,250
9.25%, 6/01/21		150	156,000
MIE Holdings Corp.:
9.75%, 5/12/16		2,000	2,095,000
6.88%, 2/06/18		4,800	4,674,000
Newfield Exploration Co.:
6.88%, 2/01/20		200	214,000
5.75%, 1/30/22		200	206,500
5.63%, 7/01/24		100	100,000
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		250	236,250
9.63%, 6/01/19 (a)		50	49,625
7.77%, 12/15/37 (a)		100	85,500
Northern Oil and Gas, Inc., 8.00%, 6/01/20		50	52,750
Oasis Petroleum, Inc., 6.88%, 3/15/22 (a)		889	942,340
Offshore Group Investment Ltd.:
7.50%, 11/01/19		3,400	3,655,000
7.13%, 4/01/23		966	966,000
Pacific Drilling SA, 5.38%, 6/01/20 (a)		918	915,705
Pacific Drilling V Ltd., 7.25%, 12/01/17 (a)		200	215,500
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)		345	345,000
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		100	109,250
PDC Energy, Inc., 7.75%, 10/15/22		100	107,750
Peabody Energy Corp.:
6.00%, 11/15/18		1,497	1,594,305
6.50%, 9/15/20		150	157,125
6.25%, 11/15/21		1,388	1,401,880
Penn Virginia Corp., 8.50%, 5/01/20		125	136,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		894	994,575
Pertamina Persero PT, 5.63%, 5/20/43		5,000	3,900,000
Precision Drilling Corp., 6.63%, 11/15/20		100	106,250
QEP Resources, Inc.:
6.88%, 3/01/21		100	107,750
5.38%, 10/01/22		1,110	1,073,925
5.25%, 5/01/23		100	95,250
Range Resources Corp.:
6.75%, 8/01/20		966	1,045,695
5.75%, 6/01/21		193	204,580
5.00%, 8/15/22		150	148,687
5.00%, 3/15/23		150	148,313
Regency Energy Partners LP/Regency Energy Finance Corp.:
6.88%, 12/01/18		100	107,000
6.50%, 7/15/21		50	53,125
5.50%, 4/15/23		100	97,500

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
4.50%, 11/01/23	USD	1,336	$1,217,430
Rockies Express Pipeline LLC:
6.00%, 1/15/19 (a)		100	93,250
5.63%, 4/15/20 (a)		150	134,625
6.88%, 4/15/40 (a)		100	84,000
Rosetta Resources, Inc.:
5.63%, 5/01/21		1,325	1,321,687
5.88%, 6/01/22		1,185	1,176,113
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (a)		1,645	1,640,887
6.25%, 3/15/22 (a)		1,476	1,479,690
5.63%, 4/15/23 (a)		794	754,300
Sabine Pass LNG LP, 7.50%, 11/30/16		3,535	3,941,525
Samson Investment Co., 10.50%, 2/15/20 (a)		400	440,000
Sanchez Energy Corp., 7.75%, 6/15/21 (a)		100	103,250
SandRidge Energy, Inc.:
8.75%, 1/15/20		309	333,720
7.50%, 3/15/21		300	311,250
8.13%, 10/15/22		100	104,625
7.50%, 2/15/23		913	930,119
Seadrill Ltd., 5.63%, 9/15/17 (a)		2,204	2,270,120
Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (a)		1,750	1,744,668
SM Energy Co.:
6.50%, 11/15/21		760	809,400
5.00%, 1/15/24 (a)		950	893,000
Stone Energy Corp., 7.50%, 11/15/22		125	131,875
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		654	696,510
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 5/01/23		100	96,750
4.25%, 11/15/23 (a)		100	90,375
Tennessee Gas Pipeline Co., 8.00%, 2/01/16		1,031	1,163,797
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.13%, 10/15/21		135	138,713
TransCanada Pipelines Ltd., 6.35%, 5/15/67 (b)		14,926	15,403,080
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		1,311	1,356,885
Unit Corp., 6.63%, 5/15/21		100	105,000
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		100	105,750
Venoco, Inc., 8.88%, 2/15/19		100	97,500
W&T Offshore, Inc., 8.50%, 6/15/19		150	160,500
Whiting Petroleum Corp.:
5.00%, 3/15/19		2,428	2,494,770
5.75%, 3/15/21		1,281	1,345,050
WPX Energy, Inc., 6.00%, 1/15/22		200	199,000

			147,908,616
Paper & Forest Products — 0.0%
Cascades, Inc., 7.75%, 12/15/17	CAD	100	104,125
Resolute Forest Products, Inc., 5.88%, 5/15/23 (a)	USD	100	95,500
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)		200	221,000
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		460	483,000

			903,625
Personal Products — 0.0%
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		100	94,750
Revlon Consumer Products Corp., 5.75%, 2/15/21		100	99,000

			193,750

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	23

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals — 0.3%
Actavis, Inc., 1.88%, 10/01/17	USD	4,649	$4,638,298
Endo Finance Co., 5.75%, 1/15/22 (a)		1,277	1,273,807
Endo Health Solutions, Inc., 7.00%, 7/15/19		100	106,500
Forest Laboratories, Inc.:
4.38%, 2/01/19 (a)		1,464	1,469,490
4.88%, 2/15/21 (a)		100	99,625
5.00%, 12/15/21 (a)		982	977,090
Grifols, Inc., 8.25%, 2/01/18		250	266,875
Hospira, Inc., 6.05%, 3/30/17		125	138,930
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		150	157,500
Mylan, Inc., 6.00%, 11/15/18 (a)		2,745	2,919,991
Perrigo Co. PLC, 2.30%, 11/08/18 (a)		500	501,415
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)		541	563,993
Valeant Pharmaceuticals International, Inc.:
6.75%, 10/01/17 (a)		150	159,563
6.75%, 8/15/18 (a)		3,674	4,027,623
7.00%, 10/01/20 (a)		150	161,625
6.38%, 10/15/20 (a)		515	549,763
6.75%, 8/15/21 (a)		200	213,500
5.63%, 12/01/21 (a)		148	153,180
7.25%, 7/15/22 (a)		800	872,000
VPII Escrow Corp., 7.50%, 7/15/21 (a)		375	417,656

			19,668,424
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19		750	1,117,297
Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc., 5.70%, 3/15/17		625	702,857
Cyrusone LP/Cyrusone Finance Corp., 6.38%, 11/15/22		100	103,250
DuPont Fabros Technology LP, 5.88%, 9/15/21		890	923,375
ERP Operating LP:
5.13%, 3/15/16		865	939,161
5.38%, 8/01/16		3,385	3,732,301
5.75%, 6/15/17		1,600	1,810,256
Felcor Lodging LP:
6.75%, 6/01/19		100	107,500
5.63%, 3/01/23		100	97,750
The Geo Group, Inc., 5.88%, 1/15/22		825	818,813
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (a)		125	128,125
4.88%, 11/01/20 (a)		1,364	1,381,050
5.38%, 11/01/23 (a)		125	123,750
HCP, Inc.:
6.30%, 9/15/16		1,084	1,224,192
6.00%, 1/30/17		3,793	4,274,153
Health Care REIT, Inc.:
3.63%, 3/15/16		1,150	1,211,419
2.25%, 3/15/18		4,000	4,016,144
Host Hotels & Resorts LP, 2.50%, 10/15/29 (a)		230	330,194
iStar Financial, Inc.:
1.50%, 11/15/16 (a)(h)		585	640,941
3.00%, 11/15/16 (h)		1,499	2,163,244
4.88%, 7/01/18		600	603,000
Prologis LP:
5.63%, 11/15/16		2,800	3,109,809
4.50%, 8/15/17		245	264,889
6.63%, 5/15/18		2,500	2,935,027
Simon Property Group LP:
4.20%, 2/01/15		3,000	3,079,533
5.88%, 3/01/17		1,320	1,487,210
Ventas Realty LP, 1.55%, 9/26/16		1,792	1,808,268
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		174	173,754

			38,189,965

Corporate Bonds		Par (000)	Value
Real Estate Management & Development — 1.2%
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	$4,937,500
CBRE Services, Inc., 5.00%, 3/15/23		100	95,625
China Properties Group Ltd., 13.50%, 10/16/18		400	400,000
China SCE Property Holdings Ltd., 11.50%, 11/14/17		2,000	2,137,500
CIFI Holdings Group Co. Ltd., 12.25%, 4/15/18		3,250	3,585,237
Country Garden Holdings Co. Ltd., 7.25%, 4/04/21		3,500	3,316,250
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		1,525	1,677,500
Fantasia Holdings Group Co. Ltd.:
7.88%, 5/27/16	CNH	15,000	2,441,792
10.75%, 1/22/20	USD	3,600	3,519,000
Far East Consortium International Ltd., 5.88%, 3/04/16	CNH	22,000	3,614,001
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	2,500	2,306,250
Gemdale Asia Holding Ltd., 5.63%, 3/21/18	CNH	17,000	2,827,723
Glorious Property Holdings Ltd., 13.25%, 3/04/18	USD	2,500	2,112,500
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNH	20,000	3,274,656
Greentown China Holdings Ltd.:
5.63%, 5/13/16		11,500	1,898,639
8.50%, 2/04/18	USD	1,250	1,273,817
8.00%, 3/24/19		600	590,250
The Howard Hughes Corp., 6.88%, 10/01/21 (a)		125	130,313
Kaisa Group Holdings Ltd., 6.88%, 4/22/16	CNH	20,500	3,387,236
KWG Property Holding Ltd., 13.25%, 3/22/17	USD	1,000	1,130,000
New World China Land Ltd., 5.50%, 2/06/18	CNH	17,000	2,854,373
Realogy Group LLC:
7.88%, 2/15/19 (a)	USD	1,494	1,628,460
7.63%, 1/15/20 (a)		3,671	4,102,343
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		150	151,125
RPG Byty Sro, 6.75%, 5/01/20	EUR	1,700	2,333,387
Shimao Property Holding Ltd., 6.63%, 1/14/20	USD	1,300	1,231,750
Sunac China Holdings Ltd.:
12.50%, 10/16/17		1,550	1,695,313
9.38%, 4/05/18		2,100	2,081,625
Theta Capital Pte. Ltd.:
7.00%, 5/16/19		2,000	1,996,084
6.13%, 11/14/20		1,700	1,555,500
Universal Number One Co. Ltd., 5.80%, 1/30/17		4,500	745,577
Vingroup Joint Stock Co., 11.63%, 5/07/18		2,000	2,135,000
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		2,100	2,074,380
Xinyuan Real Estate Co. Ltd., 13.00%, 6/06/19		2,000	1,980,000
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		2,950	2,894,687

			74,115,393
Road & Rail — 0.2%
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		1,358	1,453,060
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19		150	161,437
CEVA Group PLC, 8.38%, 12/01/17 (a)		100	104,375
CHC Helicopter SA, 9.25%, 10/15/20		200	213,000
CSX Corp., 5.60%, 5/01/17		364	409,397
The Hertz Corp.:
7.50%, 10/15/18		200	213,750
6.75%, 4/15/19		1,225	1,303,094
7.38%, 1/15/21		1,020	1,109,250

See Notes to Financial Statements.

24	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Road & Rail (concluded)
6.25%, 10/15/22	USD	460	$473,800
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (a)		1,325	1,447,563
Kansas City Southern de Mexico SA de CV, 0.94%, 10/28/16 (b)		2,000	2,000,538
Swift Services Holdings, Inc., 10.00%, 11/15/18		100	110,250

			8,999,514
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		100	99,500
Amkor Technology, Inc., 6.38%, 10/01/22		125	127,813
Freescale Semiconductor, Inc.:
8.05%, 2/01/20		100	108,750
5.00%, 5/15/21 (a)		125	124,063
6.00%, 1/15/22 (a)		130	135,200
Maxim Integrated Products, Inc., 2.50%, 11/15/18		2,600	2,619,055
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		1,150	1,150,000
5.75%, 2/15/21 (a)		605	626,175
Sensata Technologies BV:
6.50%, 5/15/19 (a)		150	161,250
4.88%, 10/15/23 (a)		75	71,250
STATS ChipPAC Ltd., 4.50%, 3/20/18 (a)		200	197,500
SunEdison, Inc.:
2.00%, 10/01/18 (a)(h)		500	595,313
2.75%, 1/01/21 (a)(h)		500	596,563

			6,612,432
Software — 0.4%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)		1,584	1,639,440
6.13%, 9/15/23 (a)		284	296,070
Audatex North America, Inc.:
6.00%, 6/15/21 (a)		1,370	1,428,225
6.13%, 11/01/23 (a)		510	527,850
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		1,615	1,667,487
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19		250	274,375
First Data Corp.:
7.38%, 6/15/19 (a)		4,330	4,622,275
8.88%, 8/15/20 (a)		150	165,000
6.75%, 11/01/20 (a)		250	263,125
8.25%, 1/15/21 (a)		250	265,000
11.25%, 1/15/21 (a)		150	165,375
12.63%, 1/15/21		475	553,375
10.63%, 6/15/21 (a)		200	218,000
11.75%, 8/15/21 (a)		250	256,875
11.75%, 8/15/21 (a)		175	179,813
8.75% (8.75% Cash or 10.00% PIK), 1/15/22 (a)(f)		200	213,000
Fiserv, Inc., 3.13%, 10/01/15		1,200	1,243,574
Healthcare Technology Intermediate, Inc., 7.38% (7.38% Cash or 8.13% PIK), 9/01/18 (a)(f)		200	206,750
IMS Health, Inc.:
12.50%, 3/01/18 (a)		400	466,000
6.00%, 11/01/20 (a)		2,016	2,136,960
Infor U.S., Inc.:
11.50%, 7/15/18		100	115,500
9.38%, 4/01/19		150	168,750
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (a)		2,180	2,180,000

Corporate Bonds		Par (000)	Value
Software (concluded)
Nuance Communications, Inc., 5.38%, 8/15/20 (a)	USD	1,699	$1,660,773
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)		100	110,750

			21,024,342
Specialty Retail — 0.4%
AA Bond Co. Ltd., 9.50%, 7/31/19		1,200	2,174,385
Best Buy Co., Inc.:
5.00%, 8/01/18		100	102,750
5.50%, 3/15/21		100	98,500
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	1,000	1,701,435
Burger King Corp., 9.88%, 10/15/18	USD	100	110,000
Chinos Intermediate Holdings A, Inc., 7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(f)		25	25,563
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)		200	209,500
CST Brands, Inc., 5.00%, 5/01/23		1,373	1,318,080
DFS Furniture Holdings PLC, 7.63%, 8/15/18		920	1,610,692
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/01/21		100	103,000
The Hertz Corp., 4.25%, 4/01/18		332	337,810
House of Fraser Funding PLC, 8.88%, 8/15/18		1,810	3,221,170
IT Ltd., 6.25%, 5/15/18	CNH	25,100	3,479,208
L Brands, Inc.:
6.90%, 7/15/17	USD	100	115,000
8.50%, 6/15/19		100	120,750
6.63%, 4/01/21		300	327,375
5.63%, 10/15/23		125	125,156
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50% (7.50% Cash or 8.25% PIK), 8/01/18 (a)(f)		200	205,000
Michaels Stores, Inc., 7.75%, 11/01/18		331	353,343
Murphy Oil USA, Inc., 6.00%, 8/15/23 (a)		100	99,750
Neiman Marcus Group Ltd., Inc.:
8.00%, 10/15/21 (a)		150	157,125
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(f)		150	157,500
New Academy Finance Co LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK), 6/15/18 (a)(f)		100	102,000
New Albertsons, Inc., 7.45%, 8/01/29		100	80,250
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18		4,000	4,070,000
Party City Holdings, Inc., 8.88%, 8/01/20		100	111,250
Penske Automotive Group, Inc., 5.75%, 10/01/22		814	838,420
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (a)		100	107,250
Petco Holdings, Inc., 8.50% (8.50% Cash or 9.25% PIK), 10/15/17 (a)(b)(f)		100	102,000
Phosphorus Holdco PLC, 10.00% (10.00% Cash or 10.50% PIK), 4/01/19 (f)	GBP	870	1,380,135
Punch Taverns Finance:
Series 2013-A6, Class B, 5.94%, 12/30/24		500	793,181
Series 2013-A7, Class B, 4.77%, 6/30/33		852	1,323,719
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		150	165,000
5.75%, 6/01/22		100	101,500
5.50%, 11/01/23		1,049	1,033,265
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (a)		100	108,250
Toys R Us Property Co. II LLC, 8.50%, 12/01/17		100	101,500

			26,570,812

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	25

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 6.38%, 12/15/20	USD	200	$218,000
Levi Strauss & Co.:
7.63%, 5/15/20		100	109,000
6.88%, 5/01/22		844	919,960
PVH Corp.:
7.38%, 5/15/20		221	240,890
4.50%, 12/15/22		150	141,375
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (a)		880	888,800
Wolverine World Wide, Inc., 6.13%, 10/15/20		1,147	1,228,724

			3,746,749
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp., 2.00%, 4/01/20 (h)		114	159,030
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		150	141,000
Radian Group, Inc.:
3.00%, 11/15/17 (h)		135	197,775
2.25%, 3/01/19 (h)		907	1,372,971
Rialto Holdings LLC / Rialto Corp., 7.00%, 12/01/18 (a)		545	550,450

			2,421,226
Tobacco — 0.1%
Alliance One International, Inc., 9.88%, 7/15/21		150	144,000
Altria Group, Inc., 9.70%, 11/10/18		818	1,090,183
Lorillard Tobacco Co.:
3.50%, 8/04/16		3,000	3,162,438
2.30%, 8/21/17		1,062	1,082,711

			5,479,332
Trading Companies & Distributors — 0.6%
Air Lease Corp.:
4.50%, 1/15/16		580	610,450
3.38%, 1/15/19		1,200	1,201,500
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		2,025	2,090,057
7.13%, 10/15/20 (a)		3,850	4,327,462
6.75%, 4/06/21 (a)		6,650	7,294,684
GATX Corp.:
2.38%, 7/30/18		1,250	1,255,213
2.50%, 3/15/19		2,000	2,004,138
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	108,500
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,765,860
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (a)		593	595,965
Neptune Orient Lines Ltd., 4.40%, 11/08/19	SGD	3,000	2,368,723
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)	USD	4,700	4,830,975
3.75%, 5/11/17 (a)		850	897,891
2.88%, 7/17/18 (a)		1,000	1,017,525
United Rentals North America, Inc.:
5.75%, 7/15/18		150	160,313
9.25%, 12/15/19		100	110,000
7.38%, 5/15/20		150	166,313
8.38%, 9/15/20		100	111,000
8.25%, 2/01/21		614	689,215
7.63%, 4/15/22		1,955	2,199,375

			33,805,159
Wireless Telecommunication Services — 0.7%
China Electronics Corp Holdings Co. Ltd., 4.70%, 1/16/17		13,000	2,148,432
Cricket Communications, Inc., 7.75%, 10/15/20		250	283,750
Crown Castle International Corp.:
7.13%, 11/01/19		100	107,000

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
5.25%, 1/15/23	USD	1,274	$1,262,853
Digicel Group Ltd., 8.25%, 9/30/20 (a)		1,111	1,155,440
Lynx I Corp., 6.00%, 4/15/21		3,190	5,360,718
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		200	213,500
6.63%, 11/15/20		250	264,375
6.25%, 4/01/21		450	467,437
6.63%, 4/01/23 (a)		350	363,125
Millicom International Cellular SA, 6.63%, 10/15/21 (a)		200	201,302
Nokia Oyj:
5.38%, 5/15/19		200	206,750
6.63%, 5/15/39		75	74,625
SBA Telecommunications, Inc., 5.75%, 7/15/20		100	104,000
SmarTone Finance Ltd., 3.88%, 4/08/23		5,000	4,258,000
Sprint Capital Corp.:
6.90%, 5/01/19		250	270,000
6.88%, 11/15/28		300	286,500
8.75%, 3/15/32		925	1,001,313
Sprint Communications, Inc.:
6.00%, 12/01/16		350	378,875
8.38%, 8/15/17		200	231,000
9.00%, 11/15/18 (a)		3,062	3,697,365
7.00%, 3/01/20 (a)		1,970	2,221,175
7.00%, 8/15/20		150	161,625
11.50%, 11/15/21		200	262,000
6.00%, 11/15/22		350	343,875
Sprint Corp.:
7.25%, 9/15/21 (a)		300	323,250
7.88%, 9/15/23 (a)		5,468	5,837,090
7.13%, 6/15/24 (a)		1,985	1,994,925
T-Mobile USA, Inc.:
5.25%, 9/01/18 (a)		150	158,250
6.54%, 4/28/20		250	264,687
6.63%, 4/28/21		3,075	3,236,437
6.13%, 1/15/22		680	695,300
6.73%, 4/28/22		2,555	2,682,750
6.84%, 4/28/23		125	130,469
6.50%, 1/15/24		1,150	1,174,437

			41,822,630
Total Corporate Bonds — 21.6%			1,314,278,088

See Notes to Financial Statements.

26	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense — 1.2%
Goldman Sachs Group, Inc. (Northrop Grumman Corp.), 7.90%, 3/05/14	USD	172	$19,831,892
Goldman Sachs Group, Inc. (Rockwell Collins, Inc.), 8.20%, 3/19/14		205	15,360,935
Merrill Lynch International (Northrop Grumman Corp.), 8.94%, 3/07/14		139	15,606,611
UBS AG (United Technologies Corp.), 11.80%, 3/07/14		176	20,099,359

			70,898,797
Air Freight & Logistics — 0.3%
Credit Suisse Group AG (Deutsche Post AG), 14.00%, 6/06/14		556	19,435,564
Auto Components — 0.2%
Royal Bank of Canada (Johnson Controls, Inc.), 12.35%, 3/20/14		298	13,896,517
Automobiles — 0.3%
Goldman Sachs Group, Inc. (General Motors Co.), 17.65%, 2/13/14		495	18,002,244
Beverages — 0.6%
Goldman Sachs Group, Inc. (Mondelez International, Inc.), 9.15%, 2/04/14		446	14,629,167
Merrill Lynch International (Fomento Economico Mexicano SAB de CV — ADR), 12.28%, 4/07/14		110	10,021,249
Merrill Lynch International (Fomento Economico Mexicano SAB de CV — ADR), 12.43%, 4/10/14		110	10,021,817

			34,672,233
Capital Markets — 0.3%
Credit Suisse Group AG (State Street Corp.), 9.75%, 4/08/14		292	19,663,511
Chemicals — 1.3%
Deutsche Bank AG (Givaudan SA), 16.15%, 4/08/14		7	10,447,275
Deutsche Bank AG (Givaudan SA), 16.85%, 4/04/14		7	10,444,595
Deutsche Bank AG (Syngenta AG), 10.65%, 5/16/14		52	18,434,398
Deutsche Bank AG (The Dow Chemical Co.), 15.00%, 4/04/14		469	20,759,697
Goldman Sachs Group, Inc. (E.I. du Pont de Nemours and Co.), 12.65%, 2/20/14		320	19,531,068

			79,617,033
Commercial Banks — 0.3%
Credit Suisse Group AG (Fifth Third Bancorp), 8.10%, 4/08/14		939	19,790,920
Commercial Services & Supplies — 0.2%
Deutsche Bank AG (Iron Mountain, Inc.), 42.47%, 2/11/14		521	13,953,091
Consumer Finance — 0.3%
Deutsche Bank AG (American Express Co.), 7.15%, 4/09/14		224	19,130,110
Diversified Financial Services — 0.3%
Goldman Sachs Group, Inc. (JPMorgan Chase & Co.), 8.45%, 4/10/14		346	19,195,411
Diversified Telecommunication Services — 0.7%
Royal Bank of Canada (Verizon Communi-cations, Inc.), 8.80%, 4/17/14		421	20,144,845
UBS AG (AT&T Inc.), 10.15%, 4/16/14		604	20,090,104

			40,234,949

Equity-Linked Notes		Par (000)	Value
Electric Utilities — 0.6%
Deutsche Bank AG (Edison International), 7.48%, 4/08/14	USD	329	$15,509,430
Merrill Lynch International (FirstEnergy Corp.), 17.28%, 5/16/14		614	19,697,886

			35,207,316
Electrical Equipment — 0.3%
Merrill Lynch International (Legrand SA), 13.38%, 6/17/14		120	6,485,040
Merrill Lynch International (Legrand SA), 13.43%, 6/13/14		120	6,474,604
Merrill Lynch International (Legrand SA), 13.68%, 6/11/14		120	6,474,767

			19,434,411
Electronic Equipment, Instruments & Components — 0.7%
Credit Suisse Group AG (Corning, Inc.), 16.45%, 3/14/14		1,084	18,917,579
Goldman Sachs Group, Inc. (Corning, Inc.), 16.66%, 3/07/14		1,128	19,622,917

			38,540,496
Food Products — 0.7%
Deutsche Bank AG (ConAgra Foods, Inc.), 9.75%, 5/13/14		608	19,538,880
Merrill Lynch International (Unilever PLC), 17.28%, 2/19/14		514	19,313,075

			38,851,955
Health Care Providers & Services — 0.9%
Credit Suisse Group AG (Quest Diagnostics, Inc.), 13.80%, 4/08/14		372	19,722,328
Deutsche Bank AG (UnitedHealth Group, Inc.), 9.68%, 3/21/14		277	19,978,653
Goldman Sachs Group, Inc. (UnitedHealth Group, Inc.), 10.55%, 3/19/14		201	14,611,971

			54,312,952
Hotels, Restaurants & Leisure — 0.3%
Goldman Sachs Group, Inc. (Starbucks Corp.), 9.90%, 5/16/14		268	19,284,569
Household Products — 0.3%
Royal Bank of Canada (The Procter & Gamble Co.), 11.16%, 2/12/14		246	18,892,757
Industrial Conglomerates — 0.3%
Deutsche Bank AG (General Electric Co.), 8.18%, 4/09/14		755	19,060,616
Machinery — 0.3%
Deutsche Bank AG (Flowserve Corp.), 8.20%, 4/25/14		261	19,066,835
Media — 1.4%
Deutsche Bank AG (British Sky Broadcasting Group PLC), 16.10%, 4/08/14		725	10,290,820
Deutsche Bank AG (British Sky Broadcasting Group PLC), 16.75%, 4/04/14		725	10,287,391
Deutsche Bank AG (Comcast Corp., Class A), 12.27%, 2/04/14		313	15,748,159
Deutsche Bank AG (The Walt Disney Co.), 11.42%, 2/04/14		213	15,671,816
Royal Bank of Canada (Time Warner Cable, Inc.), 9.86%, 3/07/14		302	19,090,726
UBS AG (Viacom, Inc., Class B), 10.58%, 2/12/14		182	14,952,939

			86,041,851

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	27

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Equity-Linked Notes		Par (000)	Value
Metals & Mining — 0.3%
Credit Suisse Group AG (BHP Billiton Ltd.), 19.70%, 3/13/2014	USD	646	$19,100,070
Oil, Gas & Consumable Fuels — 0.6%
Credit Suisse Group AG (Kinder Morgan, Inc.), 12.10%, 3/28/14		558	19,288,711
Deutsche Bank AG (ConocoPhillips), 11.87%, 2/20/14		284	18,602,631

			37,891,342
Pharmaceuticals — 1.4%
Credit Suisse Group AG (Bristol-Myers Squibb Co.), 15.80%, 4/25/14		359	18,428,755
Deutsche Bank AG (AstraZeneca PLC), 20.06%, 2/25/14		267	15,862,245
Goldman Sachs Group, Inc. (Bristol-Myers Squibb Co.), 12.60%, 4/08/14		286	14,455,136
Goldman Sachs Group, Inc. (Bristo-Myers Squibb Co.), 14.80%, 4/09/14		358	18,269,710
UBS AG (Pfizer, Inc.), 17.90%, 3/07/14		661	20,202,483

			87,218,329
Real Estate Investment Trusts (REITs) — 0.6%
Merrill Lynch International (American Tower Corp.), 7.49%, 2/14/14		190	15,386,787
Merrill Lynch International (Plum Creek Timber Co., Inc.), 9.04%, 4/02/14		452	19,469,786

			34,856,573
Specialty Retail — 1.4%
Credit Suisse Group AG (CarMax, Inc.), 12.60%, 4/02,14		443	20,051,681
Credit Suisse Group AG (Hennes & Mauritz AB, B Shares), 13.00%, 5/07/14		445	19,384,559
Credit Suisse Group AG (Lowe’s Cos., Inc.), 12.50%, 4/25/14		411	19,308,529
Royal Bank of Canada (The Home Depot, Inc.), 7.28%, 2/19/14		171	13,165,237
Wells Fargo & Co. (Lowe’s Cos., Inc.), 10.45%, 2/12/14		317	14,701,062

			86,611,068
Tobacco — 0.6%
Deutsche Bank AG (Reynolds American, Inc.), 10.42%, 3/13/14		409	19,763,503
Royal Bank of Canada (Philip Morris International, Inc.), 6.70%, 4/09/14		174	13,650,380

			33,413,883
Total Equity-Linked Notes — 16.7%			1,016,275,403

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense — 0.1%
Sequa Corp., Term Loan, 5.25%, 6/19/17	USD	3,931	$3,885,109
Airlines — 0.0%
AWAS Finance Luxembourg S.a.r.l, Term Loan, 3.50%, 6/10/16		869	871,449
Northwest Airlines, Inc.:
Term B757-200 Loan, 1.62%, 9/10/18		154	136,052
Term B757-200 Loan, 1.62%, 9/10/18		153	134,581
Term B757-300 Loan, 2.24%, 3/10/17		175	161,437
Term B757-300 Loan, 2.24%, 3/10/17		175	161,437
Term B757-300 Loan, 1.62%, 3/10/17		152	133,846

			1,598,802
Auto Components — 0.1%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.13%, 12/29/14		2,395	2,376,977
Tranche C Term Loan, 2.13%, 12/28/15		1,307	1,297,400
FPC Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/19/19		792	782,298
Navistar, Inc., Term B Loan, 5.75%, 8/17/17		1,000	1,013,130
Schaeffler AG, Facility C (USD), 4.25%, 1/27/17		430	433,763
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		1,200	1,210,932
Wabash National Corp., Tranche B-1 Loan, 4.50%, 5/08/19		1,159	1,165,443

			8,279,943
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,496	1,501,681
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,835	1,845,348
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		1,468	1,473,139

			4,820,168
Capital Markets — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		396	399,960
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 4.00%, 8/22/16		1,932	1,941,911
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		203	203,639

			2,545,510
Chemicals — 0.2%
AI Chem & Cy S.C.A., Term B-1 Loan, 4.50%, 10/04/19		645	648,500
AI Chem & Cy U.S. AcquiCo, Inc., Term B-2 Loan, 4.50%, 10/04/19		335	336,476
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		763	732,162

See Notes to Financial Statements.

28	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (concluded)
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV):
Initial EUR Term Loan, 4.75%, 2/01/20	EUR	1,385	$1,395,960
Initial EUR Term Loan, 5.25%, 2/01/20		213	288,756
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Loan, 6.50%, 12/31/17	USD	590	596,885
Huntsman International LLC, Extended Term B Loan, 2.73%, 4/19/17		600	600,300
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 4.00%, 5/04/18		463	464,548
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		741	746,219
Oxea Finance & Cy S.C.A. (Oxea Finance LLC):
Term B-2 Loan, 4.25%, 1/15/20		1,925	1,936,014
Term Loan (Second Lien), 8.25%, 7/15/20		675	689,769
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		1,350	1,364,514
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		1,222	1,222,379

			11,022,482
Commercial Services & Supplies — 0.3%
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		1,982	1,988,058
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		569	572,329
BakerCorp International, Inc. (FKA B-Corp. Holdings, Inc.), Term Loan, 4.25%, 2/07/20		1,929	1,926,999
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		1,019	1,022,665
Ceridian Corporation, 2013 New Replacement US Term Loan, 4.41%, 5/09/17		429	430,775
Garda World Security Corp.:
Term B Delayed Draw Loan, 4.00%, 11/06/20		125	125,696
Term B Loan, 4.00%, 11/06/20		489	491,357
Genpact Ltd., Term Loan, 3.50%, 8/30/19		475	475,801
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		334	313,938
KAR Auction Services, Inc., Term B-1 Loan, 3.75%, 5/19/17		723	726,907
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		574	596,874
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 4.25%, 6/29/18		969	972,508
Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19		746	748,283
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/26/20		733	738,507
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		2,121	2,138,731
SunGard Data Systems, Inc. (Solar Capital Corp.):
Tranche D Term Loan, 4.50%, 1/31/20		515	516,216
Tranche E Term Loan, 4.00%, 3/08/20		809	812,519
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		1,176	1,172,422
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/08/19		344	347,550

			16,118,135
Communications Equipment — 0.0%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		1,589	1,600,638

Floating Rate Loan Interests (b)	Par (000)	Value
Consumer Finance — 0.0%
Springleaf Financial Funding Co. (FKA American General Finance Corp.), 2019 Term Loan, 4.75%, 9/30/19	1,330	$1,345,202
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc., Term B-2 Loan, 4.00%, 12/17/19	495	496,237
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), Dollar Term Loan, 4.25%, 12/17/19	245	245,767
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21	440	439,212
Tekni-Plex, Inc., Term Loan, 6.50%, 8/10/19	582	582,075

		1,763,291
Diversified Financial Services — 0.0%
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18	1,067	1,075,825
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 12/01/18	939	949,275

		2,025,100
Diversified Telecommunication Services — 0.1%
Alcatel-Lucent USA, Inc., US Term Loan, 5.75%, 1/30/19	2,228	2,246,434
Avaya, Inc., Term B-5 Loan, 8.00%, 3/31/18	343	345,547
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19	1,291	1,297,922
tw telecom holdings, inc. (FKA Time Warner Telecom Holdings, Inc.), Term B Loan, 2.66%, 4/17/20	716	716,400
West Corp., Term B-8 Loan, 3.75%, 6/30/18	1,007	1,008,394

		5,614,697
Electric Utilities — 0.0%
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/09/20	615	616,537
Energy Equipment & Services — 0.0%
American Energy — Utica LLC, Term Loan, 11.00%, 9/30/18	1,685	1,685,343
Food & Staples Retailing — 0.2%
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20	535	549,937
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19	1,597	1,611,139
CDW LLC, Term Loan, 3.50%, 4/29/20	1,683	1,683,784
Dole Food Co., Inc., Term B Loan, 4.50%, 10/25/18	1,150	1,158,625
Pinnacle Foods Finance LLC, Term G Loan, 3.25%, 4/29/20	1,737	1,738,803
Supervalu, Inc., Term B Loan, 5.00%, 3/21/19	1,019	1,024,685
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20	1,489	1,328,293

		9,095,266
Food Products — 0.1%
Del Monte Foods Co., Initial Term Loan, 4.00%, 3/08/18	873	876,085
Sprout Farmers Markets Holdings LLC, Initial Term Loan, 4.00%, 4/23/20	330	331,576
U.S. Foods, Inc. (FKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19	1,403	1,415,226

		2,622,887
Health Care Equipment & Supplies — 0.1%
Biomet, Inc., Dollar Term B-2 Loan, 3.75%, 7/25/17	1,403	1,410,933

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	29

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)	Value
Health Care Equipment & Supplies (concluded)
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16	727	$735,379
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 4.75%, 9/15/17	295	296,836
Hologic, Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19	600	603,554
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	985	991,764
Onex Carestream Finance LP, Term Loan (First Lien 2013), 5.00%, 6/07/19	761	770,812

		4,809,278
Health Care Providers & Services — 0.1%
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/20/19	1,439	1,439,125
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19	715	720,501
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	2,380	2,404,704
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 4.00%, 11/01/19	2,336	2,351,470
HCA, Inc., Tranche B-4 Term Loan, 2.92%, 5/01/18	289	289,379
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18	108	105,188

		7,310,367
Hotels, Restaurants & Leisure — 0.8%
BRE Select Holdings, Mezzanine A Loan, 6.82%, 12/15/15	7,000	7,000,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20	2,000	2,008,959
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20	15,500	15,672,515
Hilton Los Cabos, Term Loan, 8.17%, 9/18/18	5,375	5,375,000
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20	5,416	5,447,081
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20	1,740	1,743,689
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19	1,450	1,450,045
Motel 6, Term Loan, 10.00%, 10/15/17	4,984	5,195,568
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%, 10/28/19	527	528,491
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19	444	444,722
Term B Loan, 5.25%, 2/19/19	629	631,988
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.00%, 12/20/18	462	465,226
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20	968	976,881
Travelport LLC (FKA Travelport, Inc.), New Second Priority Loan (Tranche 1), 9.50%, 1/31/16	235	242,810
Wendy’s International, Inc, Term B Loan, 3.25%, 5/15/19	612	614,082

		47,797,057
Independent Power Producers & Energy Traders — 0.0%
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18	385	387,667
Insurance — 0.0%
Hub International Ltd., Initial Term Loan, 4.75%, 10/02/20	1,895	1,915,396

Floating Rate Loan Interests (b)	Par (000)	Value
Internet Software & Services — 0.0%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.50%, 7/02/19	2,430	$2,442,007
Machinery — 0.2%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19	3,434	3,446,726
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20	958	961,651
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19	737	736,931
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20	3,763	3,757,116
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20	537	538,925
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19	164	164,415

		9,605,764
Media — 0.1%
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20	1,741	1,733,275
Springer Science+Business Media GM, Term B-2 Loan, 5.00%, 8/14/20	1,312	1,318,678
Tribune Co., Initial Term Loan, 4.00%, 12/27/20	1,485	1,480,976
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19	138	138,155
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20	515	518,863
Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20	843	847,696
Virgin Media Investment Holdings Ltd., Term B Loan, 3.50%, 6/08/20	945	946,890
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19	153	153,829

		7,138,362
Metals & Mining — 0.1%
Constellium Holdco BV (Constellium France S.A.S.), Initial Dollar Term Loan, 6.00%, 3/25/20	1,697	1,735,361
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/28/19	2,180	2,202,940
Newpage Corp., Term Loan, 7.75%, 12/21/18	635	647,098
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17	737	740,613
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 6.75%, 4/02/18	107	102,812

		5,428,824
Multiline Retail — 0.0%
Hudson’s Bay Co., Term B Loan, 4.75%, 10/07/20	665	673,991
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/02/17	3,370	3,445,421
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20	1,279	1,284,175
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18	913	915,617

See Notes to Financial Statements.

30	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20	492	$496,304

		6,141,517
Pharmaceuticals — 0.1%
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18	1,315	1,316,761
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16	350	348,600
Term B-3 Loan, 7.75%, 5/15/18	134	132,976
Pacific Industrial Services Finco Pty Ltd., Term B Loan, 5.00%, 10/02/18	893	904,199
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19	2,200	2,205,032
Patheon, Inc., Initial Term Loan, 8.25%, 12/14/18	243	241,822
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18	636	638,721
Valeant Pharmaceuticals International, Term Loan B-C2 Loan, 3.75%, 12/11/19	748	753,186

		6,541,297
Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Loan, 4.50%, 10/15/17	431	432,902
Real Estate Management & Development — 0.0%
Realogy Corp.:
Extended Synthetic Commitment, 4.40%, 10/10/16	75	75,487
Initial Term B Loan, 4.50%, 3/05/20	1,307	1,315,873

		1,391,360
Semiconductors & Semiconductor Equipment — 0.0%
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.00%, 2/28/20	1,583	1,594,910
Software — 0.1%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19	441	441,515
First Data Corp.:
2018 Dollar Term Loan, 4.17%, 3/23/18	750	749,250
2018B New Term Loan, 4.16%, 9/24/18	570	569,527
Infor (US), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20	1,309	1,311,613
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/12/20	360	363,449
StoneRiver Group LP, Initial Term Loan (First Lien), 4.50%, 11/30/19	1,393	1,388,709

		4,824,063
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18	133	134,238
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19	599	602,124
Evergreen Acquisition Co. 1 LP, New Term Loan, 5.00%, 7/09/19	1,251	1,259,305
J. Crew Group, Inc., Term B-1 Loan, 4.00%, 3/07/18	569	572,972
Neiman Marcus Group Ltd., Inc., Term Loan, 5.00%, 10/25/20	983	993,365
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	2,277	2,289,091
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20	315	321,536

Floating Rate Loan Interests (b)	Par (000)	Value
Specialty Retail (concluded)
SRAM LLC, Term Loan (First Lien), 4.00%, 4/10/20	568	$569,667

		6,742,298
Textiles, Apparel & Luxury Goods — 0.1%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19	777	782,347
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20 (b)	2,630	2,640,724
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 3.25%, 2/13/20	1,024	1,029,262

		4,452,333
Wireless Telecommunication Services — 0.0%
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	624	623,313
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19	970	974,127

		1,597,440
Total Floating Rate Loan Interests — 3.2%		195,865,943

Foreign Government Obligations
Latvia — 0.1%
Republic of Latvia, 5.25%, 2/22/17	3,150	3,425,625
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.25%, 10/04/20	5,000	5,000,000
5.88%, 7/25/22	2,500	2,375,000

		7,375,000
Total Foreign Government Obligations — 0.2%		10,800,625

Investment Companies	Shares
iShares iBoxx $ High Yield Corporate Bond ETF (e)(i)	1,903,310	177,483,657
iShares iBoxx $ Investment Grade Corporate Bond ETF (i)	399,514	46,479,459
iShares U.S. Preferred Stock ETF (i)	1,739,167	65,949,213
SPDR Barclays Capital High Yield Bond ETF (e)	1,833,144	74,773,944
Total Investment Companies — 6.0%		364,686,273

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	31

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 6.4%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, 0.43%, 11/25/35 (b)	USD	4,885	$4,483,500
Alternative Loan Trust:
Series 2005-36, Class 2A1A, 0.47%, 8/25/35 (b)		5,484	4,041,575
Series 2005-46CB, Class A20, 5.50%, 10/25/35		533	488,643
Series 2005-56, Class 1A1, 0.89%, 11/25/35 (b)		6,376	5,277,277
Series 2005-63, Class 3A3, 5.34%, 11/25/35 (b)		8,049	6,520,838
Series 2005-63, Class 5A1, 2.49%, 12/25/35 (b)		1,322	1,081,735
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		268	242,913
Series 2005-86CB, Class A8, 5.50%, 2/25/36		459	424,017
Series 2006-2CB, Class A6, 5.50%, 3/25/36		2,340	1,844,642
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,486	2,019,967
Series 2006-5T2, Class A3, 6.00%, 4/25/36		907	741,701
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		2,281	1,805,352
Series 2006-9T1, Class A7, 6.00%, 5/25/36		1,177	992,586
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		2,277	1,805,615
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,662	2,016,735
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,299	956,979
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,574	1,367,942
Series 2006-43CB, Class 1A4, 6.00%, 2/25/37		4,037	3,277,526
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		6,762	5,123,331
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		5,300	4,236,088
Series 2006-J8, Class A5, 6.00%, 2/25/37		3,200	2,391,677
Series 2006-OA6, Class 1A2, 0.37%, 7/25/46 (b)		19,798	16,430,751
Series 2006-OA14, Class 3A1, 5.83%, 11/25/46 (b)		28,434	20,163,268
Series 2007-6, Class A4, 5.75%, 4/25/47		4,029	3,241,695
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		7,762	6,161,121
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,332	1,057,574
Series 2007-12T1, Class A5, 6.00%, 6/25/37		1,078	908,787
Series 2007-12T1, Class A22, 5.75%, 6/25/37		4,857	4,030,934
Series 2007-15CB, Class A7, 6.00%, 7/25/37		845	749,249
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		939	798,153
Series 2007-19, Class 1A4, 6.00%, 8/25/37		3,292	2,718,954
Series 2007-19, Class 1A8, 6.00%, 8/01/37		1,602	1,322,880
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		3,395	2,286,482
Series 2007-OA6, Class A1A, 0.30%, 6/25/37 (b)		7,080	6,020,376

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA8, Class 2A1, 0.34%, 6/25/47 (b)	USD	6,220	$4,858,647
Series 2007-OA11, Class A1A, 1.51%, 11/25/47 (b)		7,405	5,554,217
American Home Mortgage Assets LLC, Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		3,017	1,963,416
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 0.28%, 3/25/47 (b)		6,749	5,216,817
American Home Mortgage Investment Trust:
Series 2005-4, Class 1A1, 0.45%, 11/25/45 (b)		6,759	5,983,820
Series 2007-1, Class GA1C, 0.35%, 5/25/47 (b)		5,284	3,764,512
Banc of America Funding Corp.:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		2,069	1,610,029
Series 2006-D, Class 6A1, 5.01%, 5/20/36 (b)		1,177	997,800
Series 2006-G, Class 2A1, 0.38%, 7/20/36 (b)		5,658	5,221,292
Series 2007-D, Class 1A1, 0.37%, 6/20/47 (b)		5,195	4,256,233
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 5.20%, 1/25/35 (b)		71	71,252
Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.60%, 4/25/36 (b)		9,865	6,142,646
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		292	241,949
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-15, Class A1, 5.50%, 8/25/35		33	31,354
Series 2006-OA4, Class A1, 1.09%, 4/25/46 (b)		1,992	1,095,469
Series 2006-OA5, Class 2A1, 0.36%, 4/25/46 (b)		138	108,530
Series 2007-2, Class A16, 6.00%, 3/25/37		3,258	3,002,201
Series 2007-21, Class 1A1, 6.25%, 2/25/38		680	598,888
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		2,012	1,664,109
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		3,072	2,541,113
Credit Suisse Mortgage Trust:
Series 2006-8, Class 1A1, 4.50%, 10/25/21		1,042	970,740
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		5,374	4,600,605
Series 2013-7R, Class 6A1, 4.90%, 6/26/47 (a)(b)		6,759	6,949,494
Crusade Global Trust, Series 2005-2, Class A1, 0.30%, 8/14/37 (b)		795	790,240
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.35%, 8/25/47 (b)		5,429	4,509,787
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 1.83%, 2/25/37 (b)		4,370	3,116,037
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 4.61%, 5/25/35 (b)		192	190,340
GSR Mortgage Loan Trust:
Series 2005-AR6, Class 2A1, 2.65%, 9/25/35 (b)		4,238	4,266,810

See Notes to Financial Statements.

32	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2005-AR6, Class 4A5, 2.68%, 9/25/35 (b)	USD	7,373	$7,311,266
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		159	153,490
Homebanc Mortgage Trust:
Series 2005-3, Class A1, 0.40%, 7/25/35 (b)		9,747	8,885,763
Series 2005-5, Class A1, 0.42%, 1/25/36 (b)		3,496	2,953,300
Series 2006-2, Class A1, 0.34%, 12/25/36 (b)		7,537	6,512,900
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		2,098	1,872,987
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,861	2,010,425
IndyMac Index Mortgage Loan Trust:
Series 2005-AR1, Class 3A1, 2.49%, 3/25/35 (b)		3,473	3,495,371
Series 2006-AR3, Class 3A1A, 2.59%, 4/25/36 (b)		641	481,043
Series 2007-AR15, Class 1A1, 4.81%, 8/25/37 (b)		337	258,316
Series 2007-AR15, Class 2A1, 4.48%, 8/25/37 (b)		1,571	1,326,002
Series 2007-FLX3, Class A1, 0.40%, 6/25/37 (b)		4,580	4,167,644
Lehman XS Trust, Series 2007-20N, Class A1, 1.31%, 12/25/37 (b)		27,346	18,399,007
Medallion Trust, Series 2006-1G, Class A1, 0.29%, 6/14/37 (b)		686	682,061
Merrill Lynch Alternative Note Asset Trust Series, Series 2007-AF1, Class AV1, 2.83%, 6/25/37 (b)		2,807	1,847,231
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.35%, 2/26/37 (a)(b)		13,807	9,454,097
MortgageIT Trust, Series 2005-4, Class A1, 0.44%, 10/25/35 (b)		7,137	6,310,084
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		469	474,151
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		956	938,432
Progress Trust, Series 2007-1GA, Class 1A, 0.38%, 8/19/38 (a)(b)		714	705,213
Residential Accredit Loans, Inc.:
Series 2006-QS12, Class 2A4, 6.00%, 9/25/36		324	267,151
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		609	492,019
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		630	494,520
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37		210	192,088
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 4.96%, 4/25/47 (b)		923	761,781
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.44%, 2/25/36 (b)		8,421	6,660,160
Series 2006-AR1, Class 3A1, 0.39%, 2/25/36 (b)		11,279	8,916,725
Series 2006-AR4, Class 3A1, 0.35%, 6/25/36 (b)		11,945	9,571,733

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2006-AR6, Class 2A1, 0.35%, 7/25/46 (b)	USD	9,650	$7,749,156
Series 2006-AR8, Class A1A, 0.36%, 10/25/36 (b)		14,082	11,067,409
Series 2007-AR4, Class GA4B, 0.34%, 9/25/47 (b)		7,409	6,219,023
WaMu Mortgage Pass-Through Certificates:
Series 2005-AR12, Class 1A6, 2.36%, 10/25/35 (b)		5,500	5,149,931
Series 2005-AR15, Class A1A1, 0.42%, 11/25/45 (b)		4,977	4,644,871
Series 2005-AR17, Class A1A1, 0.43%, 12/25/45 (b)		10,076	9,406,719
Series 2005-AR19, Class A1A2, 0.45%, 12/25/45 (b)		6,127	5,680,089
Series 2006-AR3, Class A1A, 1.14%, 2/25/46 (b)		8,943	8,576,360
Series 2007-OA5, Class 1A, 0.89%, 6/25/47 (b)		16,582	14,713,534
Series 2007-OA6, Class 1A, 0.95%, 7/25/47 (b)		8,949	7,917,187
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 5.06%, 10/25/36 (c)		2,071	1,460,414
Series 2007-OA5, Class A1A, 0.98%, 5/25/47 (b)		4,402	3,438,577

			388,967,440
Commercial Mortgage-Backed Securities — 4.7%
Banc of America Commercial Mortgage Trust:
Series 2006-1, Class A4, 5.37%, 9/10/45 (b)		3,670	3,931,550
Series 2007-1, Class A4, 5.45%, 1/15/49		3,988	4,328,486
Series 2007-3, Class A1A, 5.62%, 6/10/49 (b)		1,813	1,977,199
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.85%, 9/15/18 (a)(b)		10,000	10,000,000
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5B, 5.00%, 7/10/45 (b)		2,500	2,636,647
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW12, Class A4, 5.71%, 9/11/38 (b)		1,705	1,865,573
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		2,408	2,636,755
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (b)		2,035	2,285,460
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,647	2,929,537
Series 2007-T28, Class AJ, 5.96%, 9/11/42 (b)		2,000	2,172,954
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class A4, 5.32%, 12/11/49		3,925	4,312,978
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		4,000	4,174,844
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (b)		3,416	3,838,850
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		8,100	8,949,674
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		2,200	2,474,430

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	33

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR12, Class A2, 2.90%, 10/10/46	USD	4,000	$4,122,748
Series 2013-FL3, Class A, 1.68%, 10/13/28 (a)(b)		2,590	2,602,347
Series 2013-FL3, Class MMHP, 3.76%, 10/13/28 (a)(b)		1,000	1,008,011
Series 2014-TWC, Class E, 3.41%, 2/13/32 (a)(b)		4,000	4,000,000
Series 2014-TWC, Class F, 4.41%, 2/13/32 (a)(b)		2,000	2,000,000
Commercial Mortgage Trust:
Series 2006-C8, Class A1A, 5.29%, 12/10/46		1,553	1,698,218
Series 2006-GG7, Class A4, 5.82%, 7/10/38 (b)		4,413	4,812,730
Series 2007-C9, Class A4, 5.80%, 12/10/49 (b)		3,000	3,391,923
Series 2007-GG9, Class A4, 5.44%, 3/10/39		7,555	8,337,199
Series 2007-GG9, Class AM, 5.48%, 3/10/39		4,570	4,894,685
Series 2007-GG11, Class A4, 5.74%, 12/10/49		11,093	12,409,709
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		5,110	5,650,766
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		3,000	2,823,912
Series 2013-CR12, Class D, 5.09%, 10/10/46 (a)(b)		2,000	1,825,694
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		923	895,128
Credit Suisse Commercial Mortgage Pass-Through Certificates:
Series 2006-C3, Class A3, 5.79%, 6/15/38 (b)		3,492	3,795,175
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,842,018
Series 2006-C5, Class A3, 5.31%, 12/15/39		2,441	2,651,216
Credit Suisse Mortgage Trust, Series 2007-TF2A, Class A1, 0.34%, 4/15/22 (a)(b)		2,507	2,481,708
Del Coronado Trust, Series 2013-HDC Class A, 0.96%, 3/15/26 (a)(b)		645	642,274
GE Capital Commercial Mortgage Corp. Series Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		2,009	2,194,226
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A, 5.23%, 11/10/45 (b)		3,341	3,564,692
GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.44%, 12/10/27 (a)(b)		5,000	4,955,725
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		4,000	4,067,996
Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		10,205	10,407,886
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class E, 3.67%, 12/15/28 (a)(b)		2,000	2,000,000
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		5,200	5,456,038

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	USD	9,876	$10,844,748
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		5,000	5,285,755
Series 2007-CB18, Class A4, 5.44%, 6/12/47		9,750	10,739,888
Series 2007-CB20, Class AJ, 6.07%, 2/12/51 (b)		5,000	5,268,385
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		3,045	3,345,940
Series 2013-ALC, Class C, 3.61%, 7/17/26 (a)(b)		2,000	2,000,250
Series 2013-ALC, Class D, 3.61%, 7/17/26 (a)(b)		4,000	3,980,244
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.89%, 7/15/44 (b)		5,000	5,607,695
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 5.84%, 6/15/38 (b)		3,694	4,017,147
Series 2007-C1, Class AJ, 5.48%, 2/15/40		5,000	5,123,205
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,735	4,121,677
Series 2007-C2, Class A3, 5.43%, 2/15/40		6,718	7,430,146
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		7,400	7,877,840
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	796,799
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/01/32 (a)(b)		7,000	6,592,305
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		1,128	1,210,262
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-4, Class A1A, 5.17%, 12/12/49		2,495	2,725,406
Series 2006-4, Class AM, 5.20%, 12/12/49		3,435	3,745,243
Series 2007-9, Class A4, 5.70%, 9/12/49		3,500	3,916,097
Morgan Stanley Capital I Trust:
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,000	3,196,203
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43		2,910	3,181,432
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,395	1,524,646
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,660	3,998,473
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.41%, 8/27/24 (a)(b)		4,000	4,000,000
VNDO 2013-PENN Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/20 (a)(b)		3,000	2,946,492
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A5, 5.42%, 1/15/45 (b)		2,100	2,261,988
Series 2007-C32, Class A1A, 5.75%, 6/15/49 (b)		2,123	2,341,704
Series 2007-C33, Class AM, 5.92%, 2/15/51 (b)		4,670	5,230,587

			289,357,518

See Notes to Financial Statements.

34	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 1.5%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.92%, 12/15/14 (a)(b)	USD	192,829	$925,580
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 1.66%, 11/15/30 (a)		128,052	4,008,028
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.31%, 9/10/46 (b)		54,705	4,064,735
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR13, Class XA, 1.03%, 10/10/46 (b)		77,862	4,978,269
Series 2014-CR14, Class XA, 0.92%, 2/10/47 (b)		36,039	1,960,185
Series 2014-TWC, Class XCP, 1.43%, 2/13/32 (a)(b)		52,000	2,153,188
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.61%, 3/10/46 (b)		8,043	713,292
Series 2013-CR10, Class XA, 1.05%, 8/10/46 (b)		157,661	9,351,363
Series 2013-CR11, Class XA, 1.20%, 10/10/46 (b)		59,926	4,840,940
Series 2013-LC13, Class XA, 1.47%, 8/10/46 (b)		60,942	4,973,809
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		43,596	1,567,708
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class XA, 1.04%, 8/15/46 (b)		117,282	5,932,131
Series 2013-C17, Class XA, 1.10%, 1/15/47 (b)		68,007	4,746,559
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-LC9, Class XA, 1.94%, 12/15/47 (b)		47,152	4,922,408
Series 2013-INN, Class XCP, 0.76%, 10/15/14 (a)(b)		488,750	2,834,750
Series 2014-FBLU, Class XCP, 0.31%, 12/15/28 (a)(b)		340,000	1,934,600
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-ALC, Class XCP, 1.02%, 7/17/26 (a)(b)		250,000	2,274,075
Series 2013-LC11, Class XA, 1.59%, 4/15/46 (b)		12,861	1,234,505
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.26%, 11/15/46 (b)		19,985	1,617,503
Series 2014-C14, Class XA, 1.32%, 1/15/47 (b)		76,889	6,000,111
VNDO 2013-PENN Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/20 (a)(b)		121,745	1,408,504
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.93%, 6/15/46 (b)		42,328	2,498,823
Series 2013-C15, Class XA, 0.71%, 8/15/46 (b)		115,022	4,866,451
Series 2013-C17, Class XA, 1.62%, 12/15/46 (b)		52,329	4,873,793
Series 2013-UBS1, Class XA, 1.16%, 3/15/46 (b)		89,453	5,877,932

			90,559,242
Total Non-Agency Mortgage-Backed Securities — 12.6%			768,884,200

Participation Notes		Shares	Value
Multi-Utilities — 0.1%
Deutsche Bank AG (Qatar Electricity & Water Co.), due 4/14/17	USD	51,003	$2,542,443

Preferred Securities		Par (000)
Capital Trusts
Capital Markets — 0.5%
The Bank of New York Mellon Corp., 4.50% (b)(g)	USD	20,003	18,052,707
Goldman Sachs Capital I, 6.35%, 2/15/34		9,000	9,196,047
UBS AG, 7.63%, 8/17/22		2,000	2,298,690

			29,547,444
Commercial Banks — 0.9%
Barclays Bank PLC:
8.00% (b)(g)	EUR	600	826,421
8.25% (b)(g)	USD	1,975	2,034,250
BPCE SA, 12.50% (a)(b)(g)		9,000	11,902,500
Credit Agricole SA, 7.88% (a)(b)(g)		3,376	3,426,640
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		150	160,313
Fifth Third Bancorp, 5.10% (b)(g)		12,500	11,031,250
HSBC Capital Funding LP, 10.18% (a)(b)(g)		1,260	1,808,100
Macquarie Bank Ltd., 10.25%, 6/20/57		3,000	3,376,500
Mizuho Capital Investment USD 1 Ltd., 6.69% (a)(b)(g)		100	107,750
Northgroup Preferred Capital Corp., 6.38% (a)(b)(g)		5,500	5,555,000
Resona Preferred Global Securities Cayman Ltd., 7.19% (a)(b)(g)		200	212,500
SMFG Preferred Capital USD 1 Ltd., 6.08% (a)(b)(g)		150	160,875
SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(g)		200	249,000
Wachovia Capital Trust III, 5.57% (b)(g)		5,550	5,189,250
Wells Fargo & Co., 7.98% (b)(g)		8,450	9,527,375

			55,567,724
Consumer Finance — 0.1%
American Express Co., 6.80%, 9/01/66 (b)		7,600	8,179,500
Diversified Financial Services — 1.9%
Bank of America Corp., 5.20% (b)(g)		15,000	13,432,500
BNP Paribas SA, 7.20% (a)(b)(g)		2,000	2,125,000
Citigroup, Inc., 5.95% (b)(g)		3,900	3,724,500
Credit Suisse Group AG, 7.50% (a)(b)(g)		9,725	10,235,563
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (b)		10,000	10,744,000
General Electric Capital Corp.:
5.25% (b)(g)		5,800	5,487,960
6.25% (b)(g)		2,000	2,085,000
7.13% (b)(g)		8,000	8,990,000
Hero Asia Investment Ltd., 5.25% (g)		1,500	1,511,925
JPMorgan Chase & Co.:
5.15% (b)(g)		5,500	4,998,125
6.00% (b)(g)		34,495	33,201,437
LBG Capital No. 1 PLC, 7.88%, 11/01/20		5,000	5,387,500
Lloyds Banking Group PLC, 6.66% (a)(b)(g)		3,000	2,887,500

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	35

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Capital Trusts (continued)
Diversified Financial Services (concluded)
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(g)	USD	100	$106,000
7.64% (b)(g)		200	196,000
7.65% (b)(g)		100	105,625
Societe Generale SA:
5.92% (a)(b)(g)		200	212,423
7.88% (a)(b)(g)		10,249	10,402,735

			115,833,793
Diversified Telecommunication Services — 0.2%
Telefonica Emisiones SAU, 7.05%, 6/20/36		9,000	10,253,043
Food Products — 0.2%
HJ Heinz Finance Co., 7.13%, 8/01/39 (a)		9,645	9,934,350
Industrial Conglomerates — 0.1%
Hutchison Whampoa International Ltd.,
6.00% (g)		3,000	3,165,000
Insurance — 2.4%
ACE Capital Trust II, 9.70%, 4/01/30		3,000	4,327,500
AIG Life Holdings, Inc., 7.57%, 12/01/45 (a)		7,975	9,131,375
The Allstate Corp.:			.
6.13%, 5/15/67 (b)		500	521,250
6.50%, 5/15/67 (b)		2,300	2,397,750
American International Group, Inc.:
8.18%, 5/15/68 (b)		3,000	3,727,500
6.25%, 3/15/87		2,046	2,053,673
AON PLC, 4.25%, 12/12/42		1,500	1,364,361
AXA SA:
6.38% (a)(b)(g)		16,000	15,958,384
6.46% (a)(b)(g)		6,000	6,150,000
The Chubb Corp., 6.38%, 3/29/67 (b)		1,575	1,736,437
Genworth Holdings, Inc.:
7.63%, 9/24/21		5,000	6,022,970
6.50%, 6/15/34		5,000	5,494,400
6.15%, 11/15/66 (b)		4,200	3,753,750
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		2,350	2,731,875
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		2,150	2,236,000
7.80%, 3/07/87 (a)		10,100	10,857,500
Lincoln National Corp.:
7.00%, 5/17/66 (b)		8,350	8,517,000
6.05%, 4/20/67 (b)		2,860	2,817,100
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		4,550	5,243,875
MetLife Capital Trust X, 9.25%, 4/08/68 (a)		6,200	7,967,000
MetLife, Inc., 6.40%, 12/15/66		500	517,500
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	885,375
The Progressive Corp., 6.70%, 6/15/67 (b)		1,250	1,353,125
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		6,675	6,841,875
5.20%, 3/15/44 (b)		5,000	4,810,000
8.88%, 6/15/68 (b)		3,000	3,645,600
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (a)(b)		7,500	7,713,037
Swiss Re Capital I LP, 6.85% (a)(b)(g)		2,100	2,247,000
XL Group PLC, 6.50% (b)(g)		16,100	15,778,000
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,284,000

			148,085,212
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(g)		6,946	6,980,730

Preferred Securities	Par (000)		Value
Capital Trusts (concluded)
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)	USD	250	$272,000
Oil, Gas & Consumable Fuels — 0.1%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		150	138,750
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		5,035	5,588,850

			5,727,600
Road & Rail — 0.1%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		5,000	5,493,750
Total Capital Trusts — 6.6%			399,040,146

Preferred Stocks		Shares
Aerospace & Defense — 0.2%
United Technologies Corp., 7.50%, 8/01/15		190,000	12,241,700
Auto Components — 0.0%
The Goodyear Tire & Rubber Co., 5.88%, 4/01/14		14,550	955,208
Capital Markets — 0.4%
The Goldman Sachs Group, Inc., 5.63% (g)		259,900	6,008,888
Morgan Stanley, 6.88% (g)		600,000	15,252,000

			21,260,888
Commercial Banks — 0.7%
BB&T Corp., 5.20% (g)		340,000	6,854,400
First Republic Bank:
6.70% (g)		200,000	4,938,000
7.00% (g)		250,000	6,380,000
FNB Corp., 7.25% (g)		80,000	2,104,800
Regions Financial Corp., 6.38% (g)		113,800	2,652,678
U.S. Bancorp, 6.00% (g)		272,000	7,496,320
Wells Fargo & Co., 5.85% (g)		600,000	14,490,000

			44,916,198
Diversified Financial Services — 0.6%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		378,000	10,255,140
Citigroup, Inc.:
5.80% (g)		200,000	4,316,000
6.88% (g)		400,000	10,280,000
GMAC Capital Trust I, 8.13%, 2/15/40		286,964	7,857,074
Synovus Financial Corp., 7.88% (g)		200,000	5,470,000

			38,178,214
Electric Utilities — 0.3%
DTE Energy Co., 5.25%, 12/01/62		100,000	2,095,000
Duke Energy Corp., 5.13%, 1/15/73		150,000	3,214,500
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,149,140
Entergy Mississippi, Inc., 6.00%, 5/01/51		170,000	4,224,500
SCE Trust I, 5.63% (g)		240,000	5,196,000

			16,879,140
Insurance — 0.2%
The Allstate Corp., 5.10%, 1/15/53		467,259	11,401,120
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16		11,108	1,130,239
Real Estate Investment Trusts (REITs) — 0.2%
DDR Corp., 6.25% (g)		200,000	4,308,000
Firstar Realty LLC, 8.88% (g)		5,000	6,164,065
Public Storage, 5.20% (g)		60,000	1,195,800

See Notes to Financial Statements.

36	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Preferred Securities		Shares	Value
Preferred Stocks (concluded)
Real Estate Investment Trusts (REITs) (concluded)
Suntrust Real Estate Investment Corp.,
9.00% (g)		15	$1,815,608

			13,483,473
Wireless Telecommunication Services — 0.0%
Crown Castle International Corp., 4.50%, 11/01/16		3,000	294,270
Total Preferred Stocks — 2.6%			160,740,450
Total Preferred Securities — 9.2%			559,780,596

U.S. Government Sponsored Agency Securities		Par (000)
Agency Obligations — 0.1%
Federal Farm Credit Bank, 1.38%, 5/21/19	USD	5,610	5,459,226
Collateralized Mortgage Obligations — 0.2%
Freddie Mac Mortgage-Backed Securities, Series 2012-K501, Class C, 3.49%, 11/25/46		5,000	4,971,045
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		6,832	7,181,629

			12,152,674
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series 2013-KF02, Class B,
3.17%, 12/25/45 (a)		3,882	3,929,790
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.39%, 12/25/25		3,505	448,041
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K030, Class X1, 0.23%, 4/25/23		122,668	2,098,782
Series K714, Class X1, 0.76%, 10/25/20		60,770	2,507,006

			4,605,788
Mortgage-Backed Securities — 1.2%
Fannie Mae Mortgage-Backed Securities:
3.50%, 12/01/26		9,000	9,496,125
2.50%, 4/01/28-8/01/28		29,002	29,129,151
2.00%, 8/01/28		2,977	2,912,281
3.00%, 9/01/28-11/01/28		26,295	27,184,383
Freddie Mac Mortgage-Backed Securities,
4.00%, 7/01/26		2,073	2,207,300

			70,929,240
Total U.S. Government Sponsored Agency Securities — 1.6%			97,524,759

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
0.75%, 1/15/17	USD	7,330	$7,344,887
1.50%, 1/31/19		6,120	6,117,130
Total U.S. Treasury Obligations — 0.2%			13,462,017
Total Long-Term Investments (Cost — $5,937,274,918) — 99.2%3			6,036,976,484

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (i)(j)		136,204,966	136,204,966
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.14%, (i)(j)(k)		$162,309	162,309,025
Total Short-Term Securities (Cost — $298,513,991 ) — 4.9%			298,513,991

Options Purchased
(Cost — $4,510,241) — 0.0%			2,411,429
Total Investments (Cost — $6,240,299,150) — 104.1%			6,337,901,904
Liabilities in Excess of Other Assets — (4.1)%			(249,602,624)

Net Assets — 100.0%			$6,088,299,280

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	Security, or a portion of security, is on loan.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Convertible security.

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	37

Schedule of Investments (continued)

(i)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2013	Shares/Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2014	Value at January 31, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund,
Institutional Class	81,063,181	55,141,785	[1]	—	136,204,966	$136,204,966	$27,315	—
BlackRock Liquidity Series, LLC, Money Market
Series	—	$162,309,025	[1]	—	$162,309,025	$162,309,025	$111,521	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,628,290	1,645,172		3,370,152	1,903,310	$177,483,657	$7,463,885	$(1,153,251)
iShares iBoxx $ Investment Grade Corporate
Bond ETF	449,979	399,514		449,979	399,514	$46,479,459	$157,416	$(3,165,473)
iShares Intermediate Credit Bond ETF	661,075	—		661,075	—	—	$155,518	$(1,980,488)
iShares U.S. Preferred Stock ETF	2,538,287	395,465		1,194,585	1,739,167	$65,949,213	$2,356,049	$(1,699,245)

[1]	Represents net shares/beneficial interest purchased.

(j)	Represents the current yield as of report date.

(k)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquid- ity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
175	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	USD	38,535,547	$30,227
(1,262)	E-Mini S&P 500 Futures	Chicago Mercantile	March 2014	USD	112,097,150	3,520,538
(1,900)	MSCI Emerging Markets E-Mini Index	NYSE Liffe	March 2014	USD	87,903,500	214,548
(495)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2014	USD	59,709,375	(230,879)
(129)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	16,221,750	(177,992)
Total						$3,356,442

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	10,670,440	USD	529,441	BNP Paribas S.A.	2/03/14	$(6,788)
PLN	1,643,472	USD	532,640	BNP Paribas S.A.	2/03/14	(11,234)
USD	732,608	HKD	5,687,756	State Street Bank and Trust Co.	2/04/14	8
CHF	464,053	EUR	379,658	UBS AG	2/05/14	(216)
EUR	1,020,000	USD	1,388,281	Barclays Bank PLC	2/05/14	(12,598)
EUR	39,770,000	USD	53,836,689	BNP Paribas S.A.	2/05/14	(198,547)
EUR	90,000	USD	122,921	Deutsche Bank AG	2/05/14	(1,538)
GBP	25,640,000	USD	42,233,926	BNP Paribas S.A.	2/05/14	(84,356)
GBP	480,000	USD	789,184	Deutsche Bank AG	2/05/14	(140)
GBP	1,170,000	USD	1,919,993	Deutsche Bank AG	2/05/14	3,302
HKD	240,739	USD	31,007	Citibank N.A.	2/05/14	1
MXN	5,379,166	USD	400,832	Citibank N.A.	2/05/14	1,379
USD	13,595	EUR	10,000	Barclays Bank PLC	2/05/14	108
USD	1,192,707	EUR	880,000	BNP Paribas S.A.	2/05/14	5,844
USD	313,092	EUR	230,000	Deutsche Bank AG	2/05/14	2,889
USD	1,445,928	EUR	1,060,000	Deutsche Bank AG	2/05/14	16,297
USD	13,661	EUR	10,000	HSBC Bank PLC	2/05/14	174
USD	52,894,687	EUR	38,760,000	HSBC Bank PLC	2/05/14	618,741

See Notes to Financial Statements.

38	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (continued)

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	639,476	GBP	390,000	Barclays Bank PLC	2/05/14	(1,623)
USD	562,956	GBP	340,000	HSBC Bank PLC	2/05/14	4,050
USD	43,953,166	GBP	26,680,000	HSBC Bank PLC	2/05/14	95,445
USD	865,993	ZAR	9,710,852	UBS AG	2/05/14	(7,953)
ZAR	3,055,774	USD	273,734	Deutsche Bank AG	2/06/14	1,276
USD	184,977	CNH	1,120,048	Citibank N.A.	2/10/14	184
USD	28,270,913	CNH	171,079,658	Citibank N.A.	2/10/14	45,108
USD	576,015	CNH	3,477,458	HSBC Bank PLC	2/10/14	2,282
USD	3,310,271	CNH	19,957,021	JPMorgan Chase Bank N.A.	2/10/14	17,635
USD	2,369,435	SGD	3,006,000	Bank of America N.A.	2/10/14	15,017
USD	2,427,921	CLP	1,280,000,000	UBS AG	2/28/14	131,174
USD	53,835,615	EUR	39,770,000	BNP Paribas S.A.	3/05/14	197,408
USD	42,225,029	GBP	25,640,000	BNP Paribas S.A.	3/05/14	85,135
USD	545,576	EUR	401,242	Royal Bank of Scotland PLC	4/22/14	4,399
USD	7,252,782	MXN	97,551,966	Citibank N.A.	4/29/14	9,021
USD	6,325,957	PLN	19,811,000	Morgan Stanley & Co. International PLC	4/29/14	77,161
Total						$1,009,045

•	Exchange-traded options purchased as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
EURO STOXX 50 Index	Call	EUR	3,275	3/21/14	2,570	$201,039
S&P 500 Index	Call	USD	1,825	3/22/14	990	1,755,270
S&P 500 Index	Call	USD	1,875	3/22/14	750	330,000
S&P 500 Index	Call	USD	1,850	3/22/14	136	125,120
Total						$2,411,429

•	OTC credit default swaps — sold protection outstanding as of January 31, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Jaguar Land Rover		Goldman Sachs
Automotive PLC	5.00%	International	9/20/18	BB	EUR	800	$152,731	$102,480	$50,251
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	12/20/18	CCC+	EUR	2,000	138,234	(28,677)	166,911
Total							$290,965	$73,803	$217,162

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	39

Schedule of Investments (continued)

used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$322,386,290	$26,690,666	$349,076,956
Common Stocks	$560,798,415	783,000,766	—	1,343,799,181
Corporate Bonds	—	1,314,278,088	—	1,314,278,088
Equity-Linked Notes	—	—	1,016,275,403	1,016,275,403
Floating Rate Loan Interests	—	174,102,305	21,763,638	195,865,943
Foreign Government Obligations	—	10,800,625	—	10,800,625
Investment Companies	364,686,273	—	—	364,686,273
Non-Agency Mortgage-Backed Securities	—	745,155,657	23,728,543	768,884,200
Participation Notes	—	2,542,443	—	2,542,443
Preferred Securities	152,760,777	407,019,819	—	559,780,596
U.S. Government Sponsored Agency Securities	—	97,524,759	—	97,524,759
U.S. Treasury Obligations	—	13,462,017	—	13,462,017
Short-Term Securities	136,204,966	162,309,025	—	298,513,991
Options Purchased:
Equity Contracts	2,411,429	—	—	2,411,429
Total	$1,216,861,860	$4,032,581,794	$1,088,458,250	$6,337,901,904

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$217,162	—	$217,162
Equity contracts	$3,735,086	—	—	3,735,086
Foreign currency exchange contracts	2,664	1,331,374	—	1,334,038
Interest rate contracts	30,227	—	—	30,227
Liabilities:
Foreign currency exchange contracts	(309,094)	(15,899)	—	(324,993)
Interest rate contracts	(408,871)	—	—	(408,871)
Total	$3,050,012	$1,532,637	—	$4,582,649

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,807,814	—	—	$6,807,814
Cash pledged for financial futures contracts	12,921,000	—	—	12,921,000
Foreign currency at value	24,671,479	—	—	24,671,479
Liabilities:
Collateral on securities loaned at value	—	$(162,309,025)	—	(162,309,025)
Total	$44,400,293	$(162,309,025)	—	$(117,908,732)

There were no transfers between Level 1 and Level 2 during the six months ended January 31, 2014.

See Notes to Financial Statements.

40	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Equity- Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2013	$102,630,863	$359,565,064	$21,261,374	—	$483,457,301
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(83,467,688)	—	(15,600,799)	—	(99,068,487)
Accrued discounts/premiums	48,866	—	(13,970)	—	34,896
Net realized gain (loss)	148,963	(706,922)	(45,140)	—	(603,099)
Net change in unrealized appreciation/depreciation[1]	415,465	(27,359,225)	61,864	$(1,298,138)	(28,180,034)
Purchases	12,539,472	1,042,186,611	19,770,705	25,026,681	1,099,523,469
Sales	(5,625,275)	(357,410,125)	(3,670,396)	—	(366,705,796)
Closing Balance, as of January 31, 2014	$26,690,666	$1,016,275,403	$21,763,638	$23,728,543	$1,088,458,250

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	$399,878	$(25,911,208)	$7,614	$(1,298,138)	$(26,801,854)

[1]	Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value in such Level 3 investments.

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	41

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $158,518,714) (cost — $5,654,588,712)	$5,749,475,584
Investments at value — affiliated (cost — $585,710,438)	588,426,320
Cash	6,807,814
Cash pledged for financial futures contracts	12,921,000
Foreign currency at value (cost — $24,480,147)	24,671,479
Variation margin receivable on financial futures contracts	54,486
Investments sold receivable	65,130,321
Swaps premiums paid	102,480
Unrealized appreciation on foreign currency exchange contracts	1,334,038
Unrealized appreciation on OTC swaps	217,162
Capital shares sold receivable	74,483,951
Interest receivable	37,446,916
Dividends receivable — unaffiliated	4,156,149
Dividends receivable — affiliated	4,224
Receivable from Manager	268,762
Securities lending income receivable — affiliated	18,289
Prepaid expenses	182,631

Total assets	6,565,701,606

Liabilities
Collateral on securities loaned at value	162,309,025
Investments purchased payable	288,948,779
Swaps premiums received	28,677
Unrealized depreciation on foreign currency exchange contracts	324,993
Income dividends payable	6,440,865
Capital shares redeemed payable	14,347,600
Investment advisory fees payable	2,315,802
Service and distribution fees payable	1,735,763
Other affiliates payable	185,005
Other accrued expenses payable	765,817

Total liabilities	477,402,326

Net Assets	$6,088,299,280

Net Assets Consist of
Paid-in capital	$5,985,804,785
Undistributed net investment income	4,033,876
Accumulated net realized loss	(3,974,293)
Net unrealized appreciation/depreciation	102,434,912

Net Assets	$6,088,299,280

Net Asset Value
Institutional — Based on net assets of $2,555,508,849 and 228,534,558 shares outstanding, unlimited shares authorized, $0.001 par value	$11.18

Investor A — Based on net assets of $1,887,341,508 and 168,969,208 shares outstanding, unlimited shares authorized, $0.001 par value	$11.17

Investor C — Based on net assets of $1,645,448,923 and 147,489,931 shares outstanding, unlimited shares authorized, $0.001 par value	$11.16

See Notes to Financial Statements.

42	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Investment Income
Interest.	$104,593,719
Dividends — unaffiliated	23,747,338
Foreign taxes withheld	(1,049,121)
Dividends — affiliated	10,160,183
Other income — affiliated	271,565
Securities lending — affiliated — net	111,521

Total income	137,835,205

Expenses
Investment advisory	13,646,080
Service and distribution — class specific	9,222,842
Administration	1,479,644
Transfer agent — class specific	1,338,296
Registration	446,792
Administration — class specific	353,835
Custodian	186,543
Professional	83,121
Printing	42,331
Officer and Trustees	40,305
Miscellaneous	61,387

Total expenses	26,901,176
Less fees waived by Manager	(1,981,947)
Less administration fees waived — class specific	(353,835)
Less transfer agent fees waived — class specific	(7,346)
Less transfer agent fees reimbursed — class specific	(1,280,393)

Total expenses after fees waived and/or reimbursed	23,277,655

Net investment income	114,557,550

Realized and Unrealized Gain
Net realized gain (loss) from:
Investments — unaffiliated	20,932,973
Investments — affiliated	(7,998,457)
Financial futures contracts	(9,288,286)
Swaps	17,960
Foreign currency transactions	(4,511,722)

(847,532)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	63,884,642
Investments — affiliated	3,087,942
Financial futures contracts	3,370,566
Swaps	210,239
Foreign currency translations	805,290

71,358,679

Total realized and unrealized gain	70,511,147

Net Increase in Net Assets Resulting from Operations	$185,068,697

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	43

Statements of Changes in Net Assets

Increase in Net Assets:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$114,557,550	$91,781,576
Net realized gain (loss)	(847,532)	3,762,989
Net change in unrealized appreciation/depreciation	71,358,679	19,691,968

Net increase in net assets resulting from operations	185,068,697	115,236,533

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(47,872,277)	(35,234,223)[1]
Investor A	(36,671,610)	(29,726,369)[1]
Investor C	(26,736,002)	(22,105,846)[1]
Net realized gain:
Institutional	(3,941,009)	(268,609)[1]
Investor A	(3,123,116)	(265,787)[1]
Investor C	(2,739,819)	(237,776)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(121,083,833)	(87,838,610)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,810,017,279	3,606,643,079

Net Assets
Total increase in net assets	1,874,002,143	3,634,041,002
Beginning of period	4,214,297,137	580,256,135

End of period	$6,088,299,280	$4,214,297,137

Undistributed net investment income, at end of period	$4,033,876	$756,215

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

44	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Statement of Cash Flows

Six Months Ended January 31, 2014 (Unaudited)

Cash Used for Operating Activities
Net increase in net assets resulting from operations	$185,068,697
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Decrease in cash pledged for centrally cleared swaps	130,000
Increase in cash pledged for financial futures contracts	(6,185,000)
Increase in swap premiums paid	(102,436)
Increase in swap premiums received	28,677
Increase in interest receivable	(12,457,009)
Increase in dividends receivable — unaffiliated	(477,227)
Increase in dividends receivable — affiliated	(4,224)
Decrease in variation margin receivable on financial futures contracts	383,284
Increase in securities lending income receivable — affiliated	(18,289)
Decrease in receivable from Manager	370,304
Decrease in prepaid expenses	22,412
Increase in collateral on securities loaned at value	162,309,025
Decrease in variation margin payable on financial futures contracts	(86,183)
Increase in investment advisory fees payable	1,104,084
Increase in service and distribution fees payable	512,879
Increase in other affiliates payable	64,309
Decrease in Officer’s and Trustees’ fees payable	(512)
Decrease in other accrued expenses payable	(396,717)
Net realized gain (loss) on investments	(12,934,516)
Net unrealized gain (loss) on investments, swaps and foreign currency translations	(67,757,175)
Amortization of premium and accretion of discount on investments	4,185,461
Proceeds from sales of long-term investments and principal paydowns	3,727,284,760
Purchases of long-term investments	(5,424,145,207)
Net purchases of short-term securities	(217,450,810)

Net cash used for operating activities	(1,660,551,413)

Cash Provided by Financing Activities
Proceeds from issuance of capital shares	2,308,295,387
Payments on redemption of capital shares	(624,896,550)
Cash dividends paid to shareholders	(15,013,348)
Decrease in bank overdrafts	(3,926,031)

Cash provided by financing activities	1,664,459,458

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(230,938)

Cash and Foreign Currency
Net increase in cash and foreign currency	3,677,107
Cash and foreign currency at beginning of period	27,802,186

Cash and foreign currency at end of period	$31,479,293

Non-Cash Financing Activities
Capital Shares issued in reinvestment of dividends and distributions	$103,841,772

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	45

Financial Highlights

	Institutional						Investor A
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31,					Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31,
		2013	2012	2011	2010	2009		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.03	$10.54	$10.13	$9.26	$8.38	$9.63	$11.01	$10.53	$10.13	$9.25	$8.37	$9.63

Net investment income[1]	0.27	0.54	0.53	0.32	0.39	0.42	0.26	0.51	0.50	0.29	0.37	0.39
Net realized and unrealized gain (loss)	0.17	0.48	0.28	0.90	0.85	(1.24)	0.17	0.47	0.28	0.91	0.85	(1.24)

Net increase (decrease) from investment operations	0.44	1.02	0.81	1.22	1.24	(0.82)	0.43	0.98	0.78	1.20	1.22	(0.85)

Dividends and distributions from:
Net investment income	(0.27)	(0.52)[2]	(0.40)[2]	(0.35)[2]	(0.36)[2]	(0.43)[2]	(0.25)	(0.49)[2]	(0.38)[2]	(0.32)[2]	(0.34)[2]	(0.41)[2]
Net realized gain	(0.02)	(0.01)[2]	—	—	—	—	(0.02)	(0.01)[2]	—	—	—	—

Total dividends and distributions	(0.29)	(0.53)	(0.40)	(0.35)	(0.36)	(0.43)	(0.27)	(0.50)	(0.38)	(0.32)	(0.34)	(0.41)

Net asset value, end of period	$11.18	$11.03	$10.54	$10.13	$9.26	$8.38	$11.17	$11.01	$10.53	$10.13	$9.25	$8.37

Total Investment Return[3]
Based on net asset value	3.99%[4]	9.82%	8.22%	13.36%	15.06%	(8.18)%	3.95%[4]	9.45%	7.89%	13.16%	14.82%	(8.50)%

Ratios to Average Net Assets
Total expenses	0.68%[5,6]	0.77%[7]	0.85%[8]	2.62%[9]	4.47%[10]	9.32%[9]	0.94%[5,6]	1.02%[7]	1.12%[8]	2.90%[9]	4.83%[10]	10.54%[9]

Total expenses after fees waived and/or reimbursed	0.55%[5,6]	0.55%[7]	0.55%[8]	0.55%[9]	0.55%[10]	0.55%[9]	0.80%[5,6]	0.80%[7]	0.80%[8]	0.80%[9]	0.80%[10]	0.80%[9]

Net investment income	4.85%[5,6]	4.86%[7]	5.10%[8]	3.24%[9]	4.29%[10]	5.29%[9]	4.60%[5,6]	4.59%[7]	4.73%[8]	2.89%[9]	4.11%[10]	5.05%[9]

Supplemental Data
Net assets, end of period(000)	$2,555,509	$1,624,573	$204,777	$2,848	$2,280	$1,697	$1,887,342	$1,375,765	$191,738	$2,817	$749	$251

Portfolio turnover	74%	123%	94%	11%	12%	32%	74%	123%	94%	11%	12%	32%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%.

[6]	Annualized.

[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.04%.

[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.25%.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.29%.

See Notes to Financial Statements.

46	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Financial Highlights (concluded)

	Investor C
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.00	$10.52	$10.13	$9.23	$8.36	$9.62

Net investment income[1]	0.22	0.42	0.42	0.22	0.30	0.33
Net realized and unrealized gain (loss)	0.17	0.48	0.28	0.90	0.85	(1.24)

Net increase (decrease) from investment operations	0.39	0.90	0.70	1.12	1.15	(0.91)

Dividends and distributions from:
Net investment income	(0.21)	(0.41)[2]	(0.31)[2]	(0.22)[2]	(0.28)[2]	(0.35)[2]
Net realized gain	(0.02)	(0.01)[2]	—	—	—	—

Total dividends and distributions	(0.23)	(0.42)	(0.31)	(0.22)	(0.28)	(0.35)

Net asset value, end of period	$11.16	$11.00	$10.52	$10.13	$9.23	$8.36

Total Investment Return[3]
Based on net asset value	3.56%[4]	8.62%	7.10%	12.32%	13.91%	(9.14)%

Ratios to Average Net Assets
Total expenses	1.70%[5,6]	1.76%[7]	1.85%[8,9]	3.69%[10]	5.54%[11]	11.60%[10]

Total expenses after fees waived and/or reimbursed	1.55%[5,6]	1.55%[7]	1.55%[8]	1.55%[10]	1.55%[11]	1.55%[10]

Net investment income	3.85%[5,6]	3.83%[7]	3.99%[8]	2.21%[10]	3.36%[11]	4.29%[10]

Supplemental Data
Net assets, end of period (000)	$1,645,449	$1,213,960	$183,741	$2,387	$1,537	$795

Portfolio turnover	74%	123%	94%	11%	12%	32%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%.

[6]	Annualized.

[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.04%.

[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.

[9]	Includes recoupment of past waived fees. Excluding recoupment of past waived fees for the year ended July 31, 2012, the ratio would have been 1.84%.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.25%.

[11]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.29%.

See Notes to Financial Statements.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	47

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Multi-Asset Income Portfolio (the “Fund”) is a series of the Trust. The Fund generally will invest a portion of its assets in other registered investment companies, some of which may be managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Fund. By owning shares of other registered investment companies, the Fund indirectly invests, to varying degrees, in equity securities, fixed income securities and cash or money market instruments. In addition, the other registered investment companies may invest in derivatives.

The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

The Fund values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

48	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Notes to Financial Statements (Unaudited) (continued)

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., financial futures contracts, foreign currency exchange contracts or swaps) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	49

Notes to Financial Statements (Unaudited) (continued)

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended July 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Fund may have to subsequently reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is

50	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Notes to Financial Statements (Unaudited) (continued)

returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Fund may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Fund also may invest in stripped mortgage-backed securities that are privately issued.

Participation Notes: The Fund may invest in participation notes (“P-Notes”). P-Notes are promissory notes issued by banks or broker-dealers that are designed to offer the Fund a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. P-Notes are typically used to allow the Fund to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay to, or receive from, the Fund the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by the Fund as dividend income in the Statement of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by the Fund since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Equity-Linked Notes: The Fund may invest in equity-linked notes to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, the Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The daily change in value is included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Interest accruals are included in interest income in the Statement of Operations. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer.

The Fund must rely on the creditworthiness of the issuer for its investment returns.

Capital Trusts and Trust Preferred Securities: The Fund may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Fund may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Fund may invest in floating rate loan interests. The floating rate loan interests the Fund holds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	51

Notes to Financial Statements (Unaudited) (continued)

foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Fund should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$190,563	$(190,563)	—
Deutsche Bank Securities, Inc.	504,711	(504,711)	—
Goldman Sachs & Co.	77,490,750	(77,490,750)	—
JP Morgan Clearing Corp.	47,536,666	(47,536,666)	—
Morgan Stanley & Co. LLC	32,796,025	(32,796,025)	—

Total	$158,518,715	$(158,518,715)	—

[1]

Collateral with a value of $162,309,025 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended January 31, 2014, any securities on loan were collateralized by cash.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	52

Notes to Financial Statements (Unaudited) (continued)

4. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Fund purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Fund as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	53

Notes to Financial Statements (Unaudited) (continued)

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Fund enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund may either buy or sell (write) credit default swaps on single-name issuers (cor- porate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic pay- ments to the seller in consideration for a guarantee from the protec- tion seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agree- ments in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific pay- ment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the secu- rity or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take deliv- ery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securi- ties comprising the index.

•

Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2014
	Derivative Assets
	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation /depreciation[1]	$30,227

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	1,334,038

Equity contracts	Investments at value — unaffiliated[2] ;Net unrealized appreciation/depreciation[1]	6,146,515

Credit contracts	Unrealized appreciation on OTC swaps; Swap premiums paid	319,642

Total		$7,830,422

	Derivative Liabilities
	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$408,871

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	324,993

Credit contracts	Swap premiums received	28,677

Total		$762,541

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedule of Investments.

54	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Notes to Financial Statements (Unaudited) (continued)

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended January 31, 2014
Net Realized Gain (Loss) From
Interest rate contracts:
Financial futures contracts	$(9,288,286)
Swaps	(14,485)
Foreign currency exchange contracts:
Foreign currency transactions	(3,760,099)
Equity contracts:
Options[1]	2,904,553
Credit contracts:
Swaps	32,445

Total	$(10,125,872)

Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	$(3,602,982)
Swaps	(6,923)
Foreign currency exchange contracts:
Foreign currency translations	1,028,962
Equity contracts:
Financial futures contracts	6,973,548
Options[1]	2,082,560
Credit contracts:
Swaps	217,162

Total	$6,692,327

[1]	Options purchased are included in the net realized gain (loss) from investmentsand net change in unrealized appreciation/depreciation on investments.

For the six months ended January 31, 2014, the average quarterly bal-ances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	121
Average number of contracts sold	2,979
Average notional value of contracts purchased	$26,651,907
Average notional value of contracts sold	$275,332,513
Foreign currency exchange contracts:
Average number of contracts - US dollars purchased	23
Average number of contracts - US dollars sold	12
Average US dollar amounts purchased	$199,761,400
Average US dollar amounts sold	$60,536,955
Options:
Average number of option contracts purchased	218,504,258
Average notional value of option contracts purchased	$475,721,120
Credit default swaps:
Average number of contracts - sell protection	2
Average notional value - sell protection	$3,789,049

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer is required, which is determined at the close of business of the Fund

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	55

Notes to Financial Statements (Unaudited) (continued)

and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

At January 31, 2014, the Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$54,486	–
Foreign currency exchange contracts	1,334,038	$324,993
Options[1]	2,411,429	–
OTC swaps[2]	319,642	28,677

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,119,595	$353,670

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,465,915)	–

Total derivative assets and liabilities subject to an MNA	$1,653,680	$353,670

[1]	Includes options purchased at value which is included in Investments at value – unaffiliated and reported in the Schedule of Investments.
[2]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund as of January 31, 2014:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$15,017	–	–	–	$15,017
Barclays Bank PLC	282	$(282)	–	–	–
BNP Paribas S.A.	288,387	(288,387)	–	–	–
Citibank N.A.	55,693	–	–	–	55,693
Credit Suisse International	166,911	(28,677)	–	–	138,234
Deutsche Bank AG	23,764	(1,678)	–	–	22,086
Goldman Sachs International	152,731	–	–	–	152,731
HSBC Bank PLC	720,518	–	–	–	720,518
JPMorgan Chase Bank N.A.	17,635	–	–	–	17,635
Morgan Stanley Capital Services LLC	77,161	–	–	–	77,161
Royal Bank of Scotland PLC	4,399	–	–	–	4,399
State Street Bank and Trust Co.	8	–	–	–	8
UBS AG	131,174	(8,169)	–	–	123,005

Total	$1,653,680	$(327,193)	–	–	$1,326,487

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$14,221	$(282)	–	–	$13,939
BNP Paribas S.A.	300,925	(288,387)	–	–	12,538
Credit Suisse International	28,677	(28,677)	–	–	–
Deutsche Bank AG	1,678	(1,678)	–	–	–
UBS AG	8,169	(8,169)	–	–	–

Total	$353,670	$(327,193)	–	–	$26,477

[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

56	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Notes to Financial Statements (Unaudited) (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on the average daily net assets that is attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisors) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Statement of Operations. For the six months ended January 31, 2014, the amount waived was $44,118.

The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock Financial Management, Inc. (“BFM”), BlackRock Investment Management, LLC (“BIM”), BlackRock (Hong Kong) Limited (“BHK”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL, BFM, BIM, BHK and BSL for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager. Effective March 20, 2014, BlackRock Asset Management North Asia Limited, an affiliate of the Manager, replaced BHK as sub-advisor to the Fund.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended January 31, 2014, the following table shows the class specific service and/or distribution fees borne directly by each class of the Fund:

Investor A	Investor C	Total
$2,043,099	$7,179,743	$9,222,842

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2014, the Fund paid $1,155 to affiliates in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2014, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$1,232	$3,491	$2,623	$7,346

For the six months ended January 31, 2014, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$463,209	$441,380	$433,707	$1,338,296

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Fund. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	57

Notes to Financial Statements (Unaudited) (continued)

the Fund. The combined administration fee, which is shown as administration in the Statement of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million - $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statement of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

For the six months ended January 31, 2014, the Fund paid $1,293,071 to the Manager in return for these services, which is included in administration and administration — class specific in the Statement of Operations.

For the six months ended January 31, 2014, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$126,099	$116,399	$111,337	$353,835

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Fund or a share class, which are included in administration fees waived — class specific in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C
1.55%	1.80%	2.55%

This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the Independent Trustees.

In addition, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C
0.55%	0.80%	1.55%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2014 unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived or reimbursed, if any, are included in fees waived by Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended January 31, 2014, the Manager waived $1,937,829 of investment advisory fees, which is included in fees waived by Manager.

Class specific expense waivers or reimbursements are as follows:

	Institutional	Investor A	Investor C	Total
Administration Fees Waived	$126,099	$116,399	$111,337	$353,835
Transfer Agent Fees Waived	$1,232	$3,491	$2,623	$7,346
Transfer Agent Fees Reimbursed	$448,622	$423,700	$408,071	$1,280,393

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On January 31, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires July 31,
	2014	2015	2016
Fund Level	$321,646	$2,650,183	$1,937,829
Institutional	$52,557	$680,163	$575,953
Investor A	$47,462	$625,368	$543,590
Investor C	$38,989	$507,786	$522,031

For the six months ended January 31, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $423,810.

58	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Notes to Financial Statements (Unaudited) (continued)

For the six months ended January 31, 2014, affiliates received CDSCs as follows:

Investor A	Investor C
$50,504	$244,038

The Fund received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM, on behalf of the Fund, may invest cash collateral received by the Fund for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Fund benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Fund is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended January 31, 2014, BIM received $60,050 in securities lending agent fees related to securities lending activities for the Fund.

The Fund recorded payments from an affiliate to compensate for foregone securities lending revenue, which is shown as other income — affiliated in the Statement of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer which is included in officer and trustees in the Statement of Operations.

The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2014, the purchase and sale transactions from an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $4,147,319 and $12,918,377, respectively.

6. Purchases and Sales:

Purchases and sales of investments, including paydowns and excluding short-term securities and US government securities, for the six months ended January 31, 2014, were $5,363,808,299 and $3,652,124,802, respectively.

Purchases and sales of US government securities for the Fund for the six months ended January 31, 2014, were $84,631,545 and $106,941,892, respectively.

7. Income Tax Information:

As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,242,999,102

Gross unrealized appreciation	$188,191,135
Gross unrealized depreciation	(93,288,333)

Net unrealized appreciation	$94,902,802

8. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Fund did not borrow under the credit agreement during the six months ended January 31, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed income markets. See the Schedule of Investments for these securities and/or derivatives. Changes

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	59

Notes to Financial Statements (Unaudited) (concluded)

in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
	Shares	Value	Shares	Value
Institutional
Shares sold	105,770,786	$1,180,378,653	139,246,480	$1,535,338,119
Shares issued in reinvestment of dividends and distributions	3,664,974	40,920,152	2,453,514	27,074,990
Shares redeemed	(28,248,478)	(314,558,688)	(13,779,326)	(152,108,994)

Net increase	81,187,282	$906,740,117	127,920,668	$1,410,304,115

Investor A
Shares sold	59,938,827	$666,982,999	118,050,453	$1,299,687,566
Shares issued in reinvestment of dividends and distributions	3,312,910	36,933,353	2,496,215	27,509,003
Shares redeemed	(19,205,156)	(213,347,335)	(13,835,230)	(152,619,759)

Net increase	44,046,581	$490,569,017	106,711,438	$1,174,576,810

Investor C
Shares sold	43,831,639	$487,129,489	96,311,556	$1,059,406,893
Shares issued in reinvestment of dividends and distributions	2,333,590	25,988,267	1,766,521	19,437,518
Shares redeemed	(9,040,164)	(100,409,611)	(5,186,333)	(57,082,257)

Net increase	37,125,065	$412,708,145	92,891,744	$1,021,762,154

Total Net Increase	162,358,928	$1,810,017,279	327,523,850	$3,606,643,079

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

60	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock International Limited

Edinburgh, EH3 8JB, United Kingdom

BlackRock Financial Management, Inc.

New York, NY 10055

BlackRock Investment Management, LLC

Princeton, NJ 08540

BlackRock Asset Management North Asia Limited

Hong Kong

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	61

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

62	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014	63

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund

BlackRock Emerging Market Allocation Portfolio

BlackRock Global Allocation Fund

BlackRock Managed Volatility Portfolio

BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Real Return Fund

BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios

Conservative Prepared Portfolio

Moderate Prepared Portfolio

Growth Prepared Portfolio

Aggressive Growth Prepared Portfolio

LifePath Active Portfolios

2015	2040
2020	2045
2025	2050
2030	2055
2035
LifePath Portfolios Retirement	2040
2020	2045
2025	2050
2030	2055
2035

LifePath Index Portfolios Retirement	2040
2020	2045
2025	2050
2030	2055
2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

64	BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JANUARY 31, 2014

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

MAIP-1/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: April 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: April 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: April 2, 2014

3